As filed with the Securities and Exchange Commission on December 22, 2000
                        Securities Act File No. 033-79708
                    Investment Company Act File No. 811-08542




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 _______________




                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 9 [X]



                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 11 [X]
                                 ______________


                          THE SARATOGA ADVANTAGE TRUST
                           (a Delaware business trust)
               (Exact Name of Registrant as Specified in Charter)

               1501 Franklin Avenue, Mineola, New York 11501-4803
               (Address of Principal Executive Offices) (Zip Code)


               Registrant's Telephone Number, Including Area Code
                                 (516) 873-7010


                             Stuart M. Strauss, Esq.
                              Mayer, Brown & Platt
                                  1675 Broadway
                          New York, New York 10019-5820
                     (Name and Address of Agent for Service)
                                 ______________

     It  is  proposed  that  this  filing  will  become   effective  (check  the
appropriate box):
         [   ]    Immediately upon filing pursuant to paragraph (b)


         [ X ]    60 days after filing pursuant to paragraph (a) (1)


         [   ]    75 days after filing pursuant to paragraph (a) (2)

         [   ]    On (date) pursuant to paragraph (b)

         [   ]    On (date) pursuant to paragraph (a) (1)

         [   ]    On (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.




                                  THE SARATOGA
                                 ADVANTAGE TRUST


                                 CLASS I SHARES
                          PROSPECTUS - January 1, 2001


                T H E S A R A T O G A A D V A N T A G ET R U S T

     The Saratoga Advantage Trust is a mutual fund company comprised of 7 separate mutual fund portfolios, each with its own distinctive investment objectives and policies. The Portfolios are:

U.S. Government Money Market              Large Capitalization Value Portfolio
 Portfolio
                                          Large Capitalization Growth Portfolio

Investment Quality Bond Portfolio         Small Capitalization Portfolio

Municipal Bond Portfolio                  International Equity Portfolio

     The Portfolios are managed by Saratoga Capital Management (the "Manager"). Each Portfolio is advised by an investment adviser selected and supervised by the Manager.


     Shares of the Portfolios are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of each investor's objectives and risk tolerance. An asset allocation methodology developed by the Manager, the Saratoga Strategic Horizon Asset Reallocation Program(Trademark) (the "Saratoga SHARP(Trademark) Program"), may be utilized in this regard by investment advisers that have entered into agreements with the Manager. The Manager receives a fee from the investment advisers that have entered into such agreements with the Manager. Shares of the Portfolios are also available to other investors and advisory services.




     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES  OR  PASSED  UPON  THE  ADEQUACY  OF  THIS   PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS



------------------------------------------------------------------- ---------
                                                                       Page
THE PORTFOLIOS
U.S. Government Money Market Portfolio                                   3
Investment Quality Bond Portfolio                                        5
Municipal Bond Portfolio                                                 8
Large Capitalization Value Portfolio                                    11
Large Capitalization Growth Portfolio                                   13
Small Capitalization Portfolio                                          15
International Equity Portfolio                                          17
Summary of Trust Expenses                                               20
Additional Investment Strategy Information                              22
Additional Risk Information                                             22
Investment Manager                                                      23
Advisers                                                                24
Administration                                                          25

SHAREHOLDER INFORMATION
Pricing of Portfolio Shares                                             25
Purchase of Shares                                                      25
Redemption of Shares                                                    27
Dividends and Distributions                                             28
Tax Consequences                                                        29
Financial Highlights                                                    30
--------------------------------------------------------------------------------





                                 THE PORTFOLIOS

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Investment Objective

     The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

The Adviser

     The Portfolio is advised by Sterling Capital Management Company. All investment decisions for the Portfolio are made by Sterling Capital's investment committee.

Principal Investment Strategies


     The Portfolio will invest in high quality, short-term U.S. Government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.

The U.S. Government securities that the Portfolio may purchase include:

     o U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

     o Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

     o Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Bank.

     o Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

     In addition, the Portfolio may invest in repurchase agreements with respect to securities issued by the U.S. Government, its agencies and instrumentalities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objectives.


     Credit and Interest Rate Risks. A principal risk of investing in the Portfolio is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

     Credit risk is minimal with respect to the Portfolio's U.S. Government securities investments. Repurchase agreements involve a greater degree of credit risk. The Adviser, however, actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Portfolio, to invest only in high quality debt obligations and short maturities.

     An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in this Portfolio.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                     Annual Total Returns - Calendar Years
This chart shows how the performance               [OBJECT OMITTED]
of the Portfolio's Class I shares has
varied from year to year over the
life of the Portfolio.
---------------------------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                 5.40%
1996                 4.32%
1997                 4.47%
1998                 4.44%
1999                 4.22%

     During the periods shown in the bar chart, the highest return for a calendar quarter was 1.50% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 0.95% (quarter ended June 30, 1999). Year-to-date total return as of September 30, 2000 was 3.85%.


AVERAGE ANNUAL TOTAL RETURNS

     This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold your shares at the end of each period.


--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                     Past      Past     Life of Portfolio
                                    1 Year    5 Years     (since 9/2/94)
--------------------------------------------------------------------------------
U.S. Government Money Market
   Portfolio                         4.22%      4.57%          4.57%

 90 Day T-Bills                      4.60%      5.02%          5.26%

 Lipper U.S. Treasury Money
   Market Index(1)                   4.30%      4.81%          4.79%
--------------------------------------------------------------------------------

     (1) The Lipper U.S. Treasury Money Market Fund Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. Investors may not invest directly in the Index.



Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

INVESTMENT QUALITY BOND PORTFOLIO

Investment Objective

     The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.

The Adviser


     The Investment Quality Bond Portfolio is advised by Fox Asset Management, Inc. The Portfolio is managed by a team that includes J. Peter Skirkanich, John Sampson, James O'Mealia and Doug Edler. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Sampson is a Managing Director and joined the firm in 1998 from Pharos Management LLC, a consulting firm specializing in fixed income investments. Mr. O'Mealia is a Managing Director of Fox and joined the firm in 1998 from Sunnymeath Asset Management Inc., where he was President. Mr. Edler is a Senior Vice President of Fox; he joined Fox in 1999 from J. P. Morgan & Co., Inc., where he managed that firm's proprietary fixed income investments. Principal Investment Strategies


     The Portfolio will normally invest at least 65% of its assets in investment grade fixed-income securities or in non-rated securities considered by the
Adviser to be of comparable quality. The Portfolio may also invest in non-convertible fixed income preferred stock and mortgage pass-through securities. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.

     Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a 'pass-through' of the monthly interest principal payments made by the individual borrowers on the pooled mortgage loans.

     The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These securities are either direct obligations of the U.S. Government, or the issuing agency/instrumentality has the right to borrow from the U.S. Treasury to meet its obligations, although the Treasury is not legally required to extend credit to the agency/instrumentality.

     Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. Government agency, the securities generally are structured with one or more type of credit enhancement.

     In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as 'junk bonds.'

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Fixed-Income Securities. Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities, such as corporate bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

     Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

     Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities, such as mortgage pass-through securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.

     Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Manager and/or Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with junk bonds. For more information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                      Annual Total Returns - Calendar Years
This chart shows how the performance               [OBJECT OMITTED]
of the Portfolio's Class I shares has
varied from year to year over the
life of the Portfolio.
---------------------------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                 12.44%
1996                  3.15%
1997                  6.58%
1998                  6.47%
1999                 (0.01%)


     During the periods shown in the bar chart, the highest return for a calendar quarter was 3.99% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -0.73% (quarter ended March 31, 1996). Year-to-date total return as of September 30, 2000 was 6.03%.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold your shares at the end of each period.
--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                  Past       Past     Life of Portfolio
                                 1 Year     5 Years     (since 9/2/94)
--------------------------------------------------------------------------------
Investment Quality Bond
Portfolio                        -0.01%      5.64%          5.00%

Lehman Intermediate
Government/Corporate Bond
Index(1)                          0.39%      7.09%          6.43%

Lipper Short-Intermediate
Investment Grade Debt Funds
Index(2)                          1.19%      6.41%          5.89%
--------------------------------------------------------------------------------
     (1) The Lehman Intermediate Government/Corporate Bond Index is composed of the bonds in the Lehman Government/Corporate Bond Index that have maturities between 1 and 9.99 years. The Lehman Government/Corporate Bond Index consists of approximately 5,400 issues. The securities must be investment grade (BAA or higher) with amounts outstanding in excess of $1 million and have at least one year to maturity. The Lehman Index is an unmanaged index which does not include fees and expenses. Investors may not invest directly in the Index.

     (2) The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years. Investors may not invest directly in the Index.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

MUNICIPAL BOND PORTFOLIO

Investment Objective

     The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

The Adviser

     The Portfolio is advised by OpCap Advisors. It is managed by a management team lead by Matthew Greenwald, Senior Vice President of Oppenheimer Capital, the parent of OpCap Advisors. Mr. Greenwald has been a fixed income portfolio manager and financial analyst for Oppenheimer Capital since 1989. From 1984-1989 he was a fixed income portfolio manager with PaineWebber's Mitchell Hutchins Asset Management.

Principal Investment Strategies

     The Portfolio will normally invest at least 80% of its assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. There are no maturity limitations on the Portfolio's securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch IBCA, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the 'alternative income tax' although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income.

     Municipal bonds, notes and commercial paper are commonly classified as either 'general obligation' or 'revenue.' General obligation bonds, notes, and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Credit and Interest Rate Risks. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.

     Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain 'non-appropriation' clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing 'non-appropriation' clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

     Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

     The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the 'Additional Risk Information' section. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                     Annual Total Returns - Calendar Years
This chart shows how the performance              [OBJECT OMITTED]
of the Portfolio's Class I shares has
varied from year to year over the
life of the Portfolio.
--------------------------------------------------------------------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                 15.21%
1996                  3.05%
1997                  8.27%
1998                  5.38%
1999                 (6.00%)


     During the periods shown in the bar chart, the highest return for a calendar quarter was 5.85% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -2.52% (quarter ended June 30, 1999). Year-to-date total return as of September 30, 2000 was 7.59%.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold your shares at the end of each period.
--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                      Past       Past      Life of Portfolio
                                     1 Year     5 Years     (since 9/2/94)
--------------------------------------------------------------------------------

Municipal Bond Portfolio             -6.00%      4.95%           3.79%

Lehman Municipal Bond Index(1)       -2.06%      6.90%           5.88%

Lipper General Municipal Debt
  Funds Index(2)                     -4.07%      6.14%           5.12%
--------------------------------------------------------------------------------


    (1) The Lehman Brothers Municipal Bond Index consists of approximately 25,000 municipal bonds which are selected to be representative of the long-term, investment grade tax-exempt bond market. The bonds selected for the index have the following characteristics: a minimum credit rating of at least Baa; an original issue of at least $50 million; at least $3 million of the issue outstanding; issued within the last five years; and a maturity of at least one year. The Lehman Index is an unmanaged index which does not include fees and expenses. Investors may not invest directly in the Index.

     (2) The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. Investors may not invest directly in the Index.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

LARGE CAPITALIZATION VALUE PORTFOLIO

Investment Objective

     The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

The Adviser


     The Portfolio is advised by OpCap Advisors. It is managed by a portfolio team comprised of senior professionals of OpCap Advisors. One member of the team, Frank LeCates, has primary supervisory authority over implementation of the management team's purchase and sale recommendations. Mr. LeCates is the Director of Research at Oppenheimer Capital, the parent of OpCap Advisors. Mr. LeCates brings 32 years of investment experience to his current position. Formerly with Donaldson, Lufkin & Jenrette for 18 years, he has served as head of institutional equity sales, Director of Research and as a securities analyst. Mr. LeCates, a Chartered Financial Analyst, is a graduate from Princeton University and earned his MBA in finance from Harvard Business School.



Principal
Investment Strategies

     The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks. At least 65% of the Portfolio assets will be invested in common stocks of issuers with total market capitalizations of $1 billion or greater at the time of purchase. In determining which securities to buy, hold or sell, the Adviser focuses its investment selection on highly liquid equity securities that, in the Adviser's opinion, have above average price appreciation potential at the time of purchase. In general, securities are characterized as having above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Other factors, such as earnings, the issuer's ability to generate cash flow in excess of business needs and sustain above average profitability, as well as industry outlook and market share, are also considered by the Adviser.

     In addition, the Portfolio may invest in stock index futures contracts and options.

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with stock index futures contracts and options. For information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                      Annual Total Returns - Calendar Years
This chart shows how the performance                [OBJECT OMITTED]
of the Portfolio's Class I shares has
varied from year to year over the
life of the Portfolio.
---------------------------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                 36.98%
1996                 23.98%
1997                 25.49%
1998                 11.77%
1999                  1.11%

     During the periods shown in the bar chart, the highest return for a calendar quarter was 14.90% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.09% (quarter ended September 30, 1998). Year-to-date total return as of September 30, 2000 was 0.38%.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold your shares at the end of each period.

--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
--------------------------------------------------------------------------------
                                       Past        Past     Life of Portfolio
                                      1 Year     5 Years      (since 9/2/94)

Large Capitalization Value
        Portfolio                      1.11%       19.21%          17.24%

     S&P/Barra Value Index(1)         12.73%      22.94%          20.37%

     Morningstar Large Value
        Average(2)                     6.62%       19.59%          17.60%
--------------------------------------------------------------------------------
     (1) The S&P/Barra Value Index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. This unmanaged Index contains stocks with lower price-to-book ratios and is market capitalization weighted. The S&P/Barra Value Index does not include fees and expenses, and investors may not invest directly in the Index.

     (2) The Morningstar Large Value Average, as of August 31, 2000, consisted of 669 mutual funds comprised of large market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.



Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

LARGE CAPITALIZATION GROWTH PORTFOLIO

Investment Objective

The Large Capitalization Growth Portfolio seeks capital appreciation.

The Adviser

     The Portfolio is advised by Harris Bretall Sullivan & Smith, L.L.C. Stock selection for the Portfolio is made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by a management team lead by Jack Sullivan and Gordon Ceresino. Mr. Sullivan is a partner of Harris Bretall and has been associated with the firm since 1981. Mr. Ceresino is a Partner of Harris Bretall and has been associated with the firm since 1991.

Principal Investment Strategies

     The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks that, in the Adviser's opinion, are characterized by earnings growth in excess of that of the S&P 500. The Portfolio will also normally invest at least 65% of its assets in common stocks of issuers with total market capitalizations of $3 billion or more. In deciding which securities to buy, hold or sell, the Adviser evaluates factors believed to be favorable to long-term capital appreciation, including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The Adviser also analyzes the issuer's position within its industry as well as the quality and experience of the issuer's management.

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                     Annual Total Returns - Calendar Years
This chart shows how the performance               [OBJECT OMITTED]
of the Portfolio's Class I shares has
varied from year to year over the
life of the Portfolio.
---------------------------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                 28.98%
1996                 13.43%
1997                 32.52%
1998                 36.44%
1999                 34.18%

     During the periods shown in the bar chart, the highest return for a calendar quarter was 34.27% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.18% (quarter ended September 30, 1998). Year-to-date total return as of September 30, 2000 was -3.13%.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold your shares at the end of each period.

--------------------------------------------------------------------------------
Average Annual Total Returns (as of December 31, 1999)
--------------------------------------------------------------------------------
                                      Past        Past     Life of Portfolio
                                     1 Year     5 Years      (since 9/2/94)
--------------------------------------------------------------------------------
Large Capitalization Growth
      Portfolio                      34.18%      28.82%          26.79%

    S&P/Barra Growth Index(1)        28.25%      33.64%          31.05%

    Morningstar Large Growth
    Average(2)                       38.48%      29.46%          26.78%
--------------------------------------------------------------------------------
     (1) The S&P/Barra Growth Index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. This unmanaged Index contains stocks with higher price-to-book ratios and is market capitalization weighted. The S&P/Barra Growth Index does not include fees and expenses, and investors may not invest directly in the Index.

     (2) The Morningstar Large Growth Average, as of August 31, 2000, consisted of 698 mutual funds comprised of large market capitalization stocks with the highest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the '"Summary of Trust Expenses"' section.

SMALL CAPITALIZATION PORTFOLIO

Investment Objective

The Small Capitalization Portfolio seeks maximum capital appreciation.

The Adviser


     The Portfolio is advised by Fox Asset Management, Inc. The Portfolio is co-managed by J. Peter Skirkanich and George C. Pierides, who are the key small-cap personnel on the firm's Investment Committee. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Pierides is a Managing Director, spearheads the firm's small-cap efforts and joined the firm in 1995 from Windward Asset Management, an all-cap investment management firm.


Principal Investment Strategies



     The Portfolio will normally invest at least 80% of its assets in common stocks. Normally 80% of the Portfolio will be invested in companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000 Index. The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks with compelling valuations and fundamentals that are small relative to their industries, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.


Principal Risks


     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.


     Small and Medium Capitalization Companies. The Portfolio's investments in smaller and medium-sized companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.


     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS                       Annual Total Returns - Calendar Years


This chart shows how the performance                 [OBJECT OMITTED]
of the Portfolio's Class I shares has
varied from year to year over the
life of the Portfolio.
--------------   ----------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                 27.31%
1996                 15.89%
1997                 23.20%
1998                (18.61%)
1999                 13.01%

     During the periods shown in the bar chart, the highest return for a calendar quarter was 22.62% (quarter ended June 30, 1999) and the lowest return for a calendar quarter was -28.41% (quarter ended September 30, 1998). Year-to-date total return as of September 30, 2000 was 14.37%.
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS

     This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold your shares at the end of each period.
--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                   Past         Past       Life of Portfolio
                                  1 Year       5 Years       (since 9/2/94)

Small Capitalization Portfolio     13.01%       10.82%            9.52%

Russell 2000 Index(1)              21.26%       16.69%            15.09%

Morningstar Small Value
   Average(2)                       4.33%        14.62%            13.09%
--------------------------------------------------------------------------------
     (1) The Russell 2000 Index is comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks which are included in the Russell 3000 index. The common stocks included in the Russell 2000 Index represent approximately 10% of the U.S. equity market as measured by market capitalization. The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market. The Russell 2000 Index is an unmanaged index which does not include fees and expenses, and whose performance reflects reinvested dividends. Investors may not invest in the Index directly.

     (2) The Morningstar Small Value Average, as of August 31, 2000, consisted of 211 mutual funds comprised of small market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.



Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

INTERNATIONAL EQUITY PORTFOLIO

Investment Objective

The Portfolio seeks long-term capital appreciation.

The Adviser



     The Portfolio is advised by Friends Ivory & Sime, Inc. The Portfolio is managed by a management team lead by Julie Dent, Director of Global Funds at Friends Ivory & Sime plc who has been overseeing the management of the Portfolio since January 31, 1997. Ms. Dent joined Friends Ivory & Sime in 1986 and, as a member of the Asset Allocation Committee, is responsible for asset allocation and overseeing the management of global and international accounts for U.S. and Japanese clients. Individual stocks are selected by the regional Equity Teams which operate on a sectoral basis. Ian Peart is the European team leader; Rowan Chaplin is the Japan team leader; and Mearns Nimmo is the Pacific Rim team leader.


Principal Investment Strategy


     The Portfolio will normally invest at least 80% of its assets in the equity securities of companies located outside of the United States. Equity securities consist of common and preferred stock and other securities such as depositary receipts, bonds, rights and warrants that are convertible into common stock. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries, including countries with developing and emerging economies. The Portfolio expects that its investments in foreign issuers will generally take the form of depositary receipts. These are dollar denominated receipts which represent and may be converted into the underlying foreign security. Depositary receipts are publicly traded on exchanges or over-the-counter in the United States. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, industry prospects and other factors such as an issuer's competitive position or potential earnings.

Principal Risks


     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Foreign Securities. A principal risk of investing in the Portfolio is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

     The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

     Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.

     Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets. Delays in purchasing securities may result in the Portfolio losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in the value of the securities. Issuers of the foreign security represented by a depositary receipt may not be obligated to disclose material information in the United States.






     The Portfolio may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

     The Portfolio may invest in foreign small capitalization securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

ANNUAL TOTAL RETURNS                       Annual Total Returns - Calendar Years


This chart shows how the performance                 [OBJECT OMITTED]
of the Portfolio's Class I shares has
varied from year to year over the
life of the Portfolio.
--------------   ----------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                  3.08%
1996                  6.56%
1997                  6.91%
1998                 13.22%
1999                 40.03%

     During the periods shown in the bar chart, the highest return for a calendar quarter was 27.38% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -16.13% (quarter ended March 31, 1999). Year-to-date total return as of September 30, 2000 was -12.97%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time. The Portfolio's returns assume you sold your shares at the end of each period.

--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
--------------------------------------------------------------------------------
                                       Past        Past     Life of Portfolio
                                      1 Year     5-Years      (since 9/2/94)

    International Equity Portfolio    40.03%      13.23%          11.06%

    Morgan Stanley EAFE Index
    (U.S. Dollars)(1)                 26.97%      12.83%          11.10%
--------------------------------------------------------------------------------

     (1) The Europe, Australia, Far East Index ("EAFE") is a widely recognized index prepared by Morgan Stanley Capital International. This unmanaged index consists of non-U.S. companies which are listed on one of twenty foreign markets and assumes the reinvestment of dividends. This Index does not include fees and expenses, and investors may not invest in the Index directly. The Gross Domestic Product (GDP) version of the Index is used above.

Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.



                            SUMMARY OF TRUST EXPENSES


     Annual Portfolio Operating Expenses. The following table lists the costs and expenses that an investor will incur as a shareholder of each of the Portfolios based on operating expenses incurred during the fiscal year ended August 31, 2000. There are no shareholder transaction expenses, sales loads or distribution fees.





                                             U.S.
                                          Government  Investment                 Large            Large
                                         Money Market  Quality      Municipal    Capitalization Capitalization Small   International
                                          Portfolio      Bond          Bond      Value            Growth       Capitalization Equity
                                                      Portfolio     Portfolio    Portfolio        Portfolio    Portfolio   Portfolio
                                        ------------- ----------- ------------- ----------------  ---------- ----------- -----------
Shareholder Fees                             None        None          None           None              None        None        None
Annual Portfolio Operating Expenses
(expenses that are deducted form
Portfolio assets as a percentage of
average net assets)
    Management Fees*                        .475%       0.55%         0.55%           0.65%            0.65%        0.65%      0.75%
    Distribution (Rule 12b-1 Expenses)       None        None          None           None              None         None       None
    Other Expenses*                         .565%       0.61%         1.24%           0.37%            0.29%        0.61%      0.70%
Total Annual Portfolio Operating Expenses   1.04%       1.16%         1.79%           1.02%            0.94%        1.26%      1.45%
Fee Waiver (and/or Expense
  Reimbursement)*                          --------    (0.05%)       (0.59%)        --------          (0.05%)      (0.01%)   (0.17%)

Net Expenses*                               1.04%       1.11%         1.20%           1.02%            0.89%        1.25%      1.28%
=========================================  ========    =======       =======        ========          =======      =======    ======




     * Management Fees, Other Expenses, Fee Waiver and/or Reimbursement, and Net
Expenses: Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate ranging from .475% to .75% of the value of the average daily net assets of the Portfolio. The fees of each Adviser are paid by the Manager. The nature of the services provided to, and the aggregate management fees paid by each Portfolio are described under 'Investment Manager.' The Portfolios benefit from expense offset arrangements with the Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset for each respective portfolio was as follows: U.S. Government Money Market, 0%; Investment Quality Bond, 0.04%; Municipal Bond, 0.01%; Large Capitalization Value, 0%; Large Capitalization Growth, 0.04%; Small Capitalization, 0%; and International Equity, 0.16%. Under applicable SEC regulations, the amount by which Portfolio expenses are reduced by an expense offset arrangement is required to be added to 'Other Expenses.' 'Other Expenses' also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, a Portfolio's allocated portion of the costs associated with maintaining the Trust's legal existence and the costs involved in the Trust's communications with shareholders. The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently waiving its management fees and/or assuming certain other operating expenses of the Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the Portfolios up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Portfolio if it would result in the Portfolio exceeding its Expense Cap. The following are the Expense Caps for each of the Portfolios: U.S. Government Money Market, 1.125%; Investment Quality Bond, 1.20%; Municipal Bond, 1.20%; Large Capitalization Value, 1.30%; Large Capitalization Growth, 1.30%; Small Capitalization, 1.30%; and International Equity, 1.40%. The Expense Agreement can be terminated by either party, without penalty, upon 60 days prior notice. For the year ended August 31, 2000, reimbursement payments were made by the following Portfolios to the Manager under the terms of the Expense Agreement:
$5,648, $1,276, $4,904, $936 and $9,358 for the Large Capitalization Value, Large Capitalization Growth, International Equity, Investment Quality Bond and Money Market Portfolios, respectively.


     Example. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

 - If You HELD or SOLD Your Shares:



            U.S.
         Government   Investment              Large           Large
         Money Market Quality     Municipal   Capitalization  Capitalization  Small                International
          Portfolio   Bond        Bond        Value           Growth          Capitalization       Equity
                      Portfolio   Portfolio   Portfolio       Portfolio       Portfolio            Portfolio
         ------------ ----------  ----------  --------------  --------------     ---------------    ---------------
1 year      $109      $121          $126          $107            $98                $132               $147
3 years      340       379           392           334            308                 411                479
5 years      590       656           678           579            534                 711                788
10 years   1,305     1,447         1,494         1,281          1,185               1,564              1,726



ADDITIONAL INVESTMENT STRATEGY INFORMATION

     This section provides additional information relating to each Portfolio's principal strategies.

     Defensive Investing. The Portfolios are intended primarily as vehicles for the implementation of a long term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

     Forward Currency Contracts. A Portfolio's investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. A Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities or securities it may purchase and the currencies in which they are determined or to gain exposure to currencies underlying various securities or financial instruments.

     Investment Policies. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.


ADDITIONAL RISK INFORMATION

     This section provides additional information relating to principal risks of investing in the Portfolios.


  The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

     Junk Bonds. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

     Securities Rated in the Lowest Investment Grade Category. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

     Options and Futures. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

     Forward Currency Contracts. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

INVESTMENT MANAGER

     Saratoga Capital Management serves as the Trust's Manager. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.

     The Manager may, subject to the approval of the Trustees, replace investment advisers or amend investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. The Manager compensates each Adviser out of its management fee.

     The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval.

                                         Manager's Fee
Portfolio                                -------------

U.S. Government Money Market Portfolio     .475%
Investment Quality Bond Portfolio          .55%
Municipal Bond Portfolio                   .55%
Large Capitalization Value Portfolio       .65%
Large Capitalization Growth Portfolio      .65%
Small Capitalization Portfolio             .65%
International Equity Portfolio             .75%


     The Manager is located at 1501 Franklin Avenue, Mineola, New York 11501-4803. Saratoga Capital Management is a Delaware general partnership which is owned by certain executives of Saratoga Capital Management and by Mr. Ronald
J. Goguen, whose address is Major Drilling Group International Inc., 111 St. George Street, Suite 200, Moncton, New Brunswick, Canada E1C177, Mr. John Schiavi, whose address is Schiavi Enterprises, 985 Main Street, Oxford, Maine 04270, and Mr. Thomas Browne, whose address is Pontil PTY Limited, 14 Jannali Road, Dubbo, NSW Australia 2830.

ADVISERS

The following set forth certain information about each of the Advisers:



     OpCap Advisors ("OpCap"), a registered investment adviser, located at 1345 Avenue of the Americas, New York, NY 10105, serves as Adviser to the Municipal Bond Portfolio and the Large Capitalization Value Portfolio. OpCap is a majority owned subsidiary of Oppenheimer Capital, a registered investment adviser, founded in 1968. Oppenheimer Capital is an indirect wholly owned subsidiary of PIMCO Advisors, L.P. ("PIMCO"), a registered investment adviser. On May 5, 2000, Allianz AG acquired majority ownership of PIMCO Advisors, in part by acquiring all of the publicly traded units of PIMCO Advisors Holding LP, which owns about 44% of PIMCO Advisors, including Oppenheimer Capital, as independent operating units. Allianz is a holding company that owns several insurance and financial service companies and is a subsidiary of Allianz AG, the world's second largest insurance company as measured by premium income. As of August 31, 2000, Oppenheimer Capital and its subsidiary OpCap had assets under management of approximately $38.3 billion.

     Fox Asset Management, Inc. ("Fox"), a registered investment adviser, serves as Adviser to the Investment Quality Bond and Small Capitalization Portfolios. Fox was formed in 1985. Fox is wholly-owned by its current employees, with a controlling interest held by J. Peter Skirkanich, President and Chairman of Fox's Investment Committee. Fox is located at 44 Sycamore Avenue, Little Silver, NJ 07739. As of August 31, 2000, assets under management by Fox were approximately $1.8 billion.

     Harris Brettal Sullivan & Smith, L.L.C. ("Harris Bretall"), a registered investment adviser, serves as Adviser to the Large Capitalization Growth Portfolio. The firm's predecessor, Harris Bretall Sullivan & Smith, Inc., was founded in 1971. Value Asset Management, Inc., a holding company owned by BancBoston Ventures, Inc., is the majority owner. Located at One Sansome Street, Suite 3300, San Francisco, CA 94104, the firm managed assets of approximately $7 billion as of August 31, 2000.

     Sterling Capital Management Company ("Sterling"), a registered investment adviser, is the Adviser to the U.S. Government Money Market Portfolio. Sterling is a North Carolina corporation formed in 1970 and located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. Sterling is a wholly-owned subsidiary of Old Mutual plc and provides investment management services to corporations, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of August 31, 2000, Sterling had approximately $3 billion in assets under management. It is anticipated that a buyout of Sterling by its employees will occur on or around January 1, 2001, after which Sterling will be a North Carolina limited liability company that is 100% owned by its employees.


     Friends Ivory & Sime, Inc. ("FIS"), a registered investment adviser, is the Adviser to the International Equity Portfolio and, in connection therewith, has entered into a sub-investment advisory agreement with Friends Ivory & Sime plc of London, England. Pursuant to such sub-investment advisory agreement, Friends Ivory & Sime plc performs investment advisory and portfolio transaction services for the Portfolio. While Friends Ivory & Sime plc is responsible for the day-to-day management of the Portfolio's assets, FIS reviews investment performance, policies and guidelines, facilitates communication between Friends Ivory & Sime plc and the Manager and maintains certain books and records.


     FIS (formerly Ivory & Sime International, Inc.) was organized in 1978, and as of February, 1998 is a wholly-owned subsidiary of Friends Ivory & Sime plc. FIS offers clients in the United States the services of Friends Ivory & Sime plc in global securities markets. Friends Ivory & Sime plc is a subsidiary of Friends Provident Group. Friends Provident was founded in 1832, and is a mutual life assurance company registered in England. As of August 31, 2000, the firm and its affiliates managed approximately $55 billion of global equity investments. FIS is located at One World Trade Center, Suite 2101, New York, NY 10048, and Friends Ivory & Sime plc is located at 100 Wood Street, London, England EC2V 7AN.


ADMINISTRATION


     State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the assets of the Trust, and calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

     Funds Distributor, Inc. provides administrative services and manages the administrative affairs of the Trust.

                             SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

     The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio's investments.


     The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

     The value of each Portfolio's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which an Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

     All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

PURCHASE OF SHARES

     Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor. Shares of a Portfolio are available to participants in Consulting Programs and to other investors and investment advisory services. The purchase price is the net asset value per share next determined after receipt of an order by the Distributor.

     Investment Advisory Programs. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available. Generally, the Consulting Programs provide advisory services in connection with investments among the Portfolios by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Portfolios. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

     The investment advisers in the Consulting Programs may use the Manager's Saratoga SHARP(Trademark) Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, the Manager may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. The Manager receives a fee from the investment adviser for these services.

     The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Portfolio shares or by separate payment.

     Other Advisory Programs. Shares of the Portfolios are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment advisor must be approved by the Manager. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Portfolios for the purposes described above should call 800-807-FUND (800-807-3863).

     Continuous Offering. For Class I shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

     The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their Consulting Broker or the Trust at 800-807-FUND (800-807-3863).

     The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

     The Distributor will from time to time provide compensation to dealers in connection with sales of shares of the Trust including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

REDEMPTION OF SHARES

     Shares of a Portfolio may be redeemed at no charge on any day that the Portfolio calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account at no charge within seven days after receipt of a redemption request Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days from the purchase date.

     Redemption requests may be given to a dealer having a selling agreement with the Distributor (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

     The agreement relating to participation in a Consulting Program between a client and the investment adviser typically will provide that, absent separate payment by the participant, fees charged pursuant to that agreement may be paid through automatic redemptions of a portion of the participant's Trust account.

     The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

     Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

     1. Re-registration of the account.
     2. Changing bank wiring instructions on the account.
     3. Name change on the account.
     4. Setting up/changing systematic withdrawal plan to a secondary address.
     5. Redemptions greater than $25,000.
     6. Any redemption check that is made payable to someone other than the shareholder(s).
     7. Any redemption check that is being mailed to a different address than the address of record.
     8. Your account registration has changed within the last 30 days.


     You should be able to obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     Involuntary Redemptions. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value or redemptions to pay fees for Consulting Programs, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains.

     Exchange Privilege. Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values.

     An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

     The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

     With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

     Because excessive trading (including short-term 'market timing' trading can limit a Portfolio's performance, each Portfolio may refuse any exchange orders
(1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

DIVIDENDS AND DISTRIBUTIONS

     Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase up to an including the date of redemption. Dividends attributable to the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually.

TAX CONSEQUENCES

     The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.

     Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.

     With respect to the Municipal Bond Portfolio, distributions designated as 'exempt - interest dividends' generally will be exempt from regular federal income tax. However, income exempt from regular federal income tax may be subject to state or local tax. In addition, income derived from certain municipal securities may be subject to the federal 'alternative minimum tax.' Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

     You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

     Taxes on Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

     When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.


                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

     The financial highlights table is intended to help you understand each Portfolio's financial performance for the life of each Portfolio. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).


     The information for 2000, 1999 and 1998 has been audited by Ernst & Young LLP, Independent Auditors whose report, along with the financial statements for each Portfolio is included in the annual report, which is available upon request. The information for periods prior to 1998 was audited by other auditors, whose report thereon was unqualified.



--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------





                                                  INCOME FROM                   DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                   RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                      Distributions                      Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends  Shareholders                      Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)  Assets    Assets   Rate


--------------------------------------------------------------------------------
Large Capitalization Value Portfolio (Class I)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000  $20.59    $0.12       ($0.23)     ($0.11)    ($0.17)     ($1.80)$18.51   (0.49%)  $75,516  1.02%(1)  0.68%(1)  90%

Year Ended
August 31, 1999   18.15     0.13        3.40        3.53     (0.09)      (1.00)  20.59     19.84%   78,484  1.10%(1)  0.84%(1)  67%

Year Ended
August 31, 1998  18.57     0.14        0.07        0.21     (0.39)      (0.24)  18.15     0.96%     42,641  1.30%(1)  0.69%(1)  54%

Year Ended
August 31, 1997   14.45     0.09        4.37        4.46     (0.08)      (0.26) 18.57     31.37%    29,676  1.31%(1)  0.60%(1)  25%

Year Ended
August 31, 1996   12.30     0.07        2.33        2.40     (0.11)      (0.14) 14.45     19.73%    18,274  1.28%(1)  0.97%(1)  26%


     (1) During the fiscal year ended August 31, 2000 Saratoga did not waive any of its management fees. During the fiscal years ended August 31,1999, August 31, 1998 and August 31,1997, Saratoga Capital Management waived a portion of its management fees. During other time periods presented above, Saratoga Capital
Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.02% and 0.68%, respectively, for the year ended August 31, 2000, 1.12% and 0.86%, respectively, for the year ended August 31, 1999, 1.39% and 0.60%, respectively, for the year ended August 31,1998, 1.56% and 0.35%, respectively, for the year ended August 31,1997 and 2.19% and 0.04%, respectively, for the year ended
August 31,1996.

     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.


--------------------------------------------------------------------------------
Large Capitalization Growth Portfolio (Class I)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000 $26.98   ($0.11)       $8.40       $8.29     --         ($1.66) $33.61   31.45%  $142,600   0.89%(1) (0.35%)(1) 33%

Year Ended
August 31, 1999  17.83    (0.09)        9.65        9.56     --          (0.41) 26.98    54.03%   115,586   1.02%(1) (0.36%)(1) 39%

Year Ended
August 31, 1998  17.87    (0.07)        0.81        0.74      --        (0.78)  17.83     3.91%   66,537    1.18%(1) (0.34%)(1) 45%

Year Ended
August 31, 1997  13.16      (0.02)        4.73        4.71     --          --   17.87    35.79%    47,197   1.36%(1) (0.12%)(1) 53%

Year Ended
August 31, 1996  12.86      (0.02)        0.35        0.33    (0.01)     (0.02) 13.16    2.56%     33,962  1.34%(1) (0.13%)(1) 50%


     (1) During the fiscal year ended August 31, 2000 Saratoga did not waive any of its management fees. During the fiscal years ended August 31,1999, August 31,
1998 and August 31,1997,  Saratoga  Capital  Management  waived a portion of its management fees. During all other time periods presented above, Saratoga Capital
Management  waived  all of its fees  and  assumed  a  portion  of the  operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense  offset  arrangement  with its custodian  bank. If such waivers, assumptions  and  expense  offsets  had not been in  effect  for the  respective periods, the ratios of net operating expenses to average daily net assets and of net  investment  income (loss) to average daily net assets would have been 0.94%
and (0.31%), respectively, for the year ended August 31, 2000, 1.02% and(0.36%),
respectively,   for  the  year  ended  August  31,  1999,   1.25%  and  (0.41%),
respectively for the year ended August 31,1998, 1.36% and (0.20%), respectively, for the year ended August 31,1997 and 1.67% and (0.60%),  respectively,  for the year ended August 31, 1996.

     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
Small Capitalization Portfolio (Class I)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000$10.10     ($0.04)     $2.96       $2.92     --         ($0.12)  $12.90   29.41%   $48,275   1.25%(1) (0.37%)(1) 59%

Year Ended
August 31, 1999 9.82      0.05)        3.02        2.97     --          (2.69)  10.10    34.91%    38,225   1.21%(1) (0.60%)(1) 32%

Year Ended
August 31, 1998 15.05    (0.10)       (4.20)      (4.30)       --       (0.93)   9.82   (30.64%)   23,235   1.28%(1) (0.63%)(1) 96%

Year Ended
August 31, 1997 13.58    (0.07)        2.37        2.30     --          (0.83)   15.05    18.07%   28,781   1.30%(1) (0.70%)(1) 162%

Year Ended
August 31, 1996 12.62    (0.09)        1.44        1.35    ($0.00)(2)   (0.39)   13.58     11.03%   22,071  1.25%(1) (0.83%)(1)  95%


     (1) During the fiscal years ended August 31, 2000,  August 31,1999,  August
31, 1998 and August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital
Management  waived  all of its fees  and  assumed  a  portion  of the  operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense  offset  arrangement  with its custodian  bank. If such waivers, assumptions  and  expense  offsets  had not been in  effect  for the  respective periods, the ratios of net operating expenses to average daily net assets and of net  investment  income (loss) to average daily net assets would have been 1.26%
and  (0.33%),  respectively,  for the year  ended  August  31,  2000,  1.31% and
(0.70%),  respectively,  for the year ended  August 31,  1999,  1.44% and 0.98%,
respectively,   for  the  year  ended   August   31,1998,   1.64%  and  (1.04%),
respectively,  for  the  year  ended  August  31,1997  and  1.84%  and  (1.42%), respectively, for the year ended August 31,1996.

     (2) Amount rounds to less than $0.01.

     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
International Equity Portfolio (Class I)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000$13.18     ($0.01)       $2.74       $2.73    ($0.08)     ($0.18)$15.65   20.72%    $35,887  1.28%(1) (0.08%)(1) 45%

Year Ended
August 31, 1999 10.92        0.11        2.25        2.36     (0.10)      --    13.18    21.70%     28,743  1.45%(1)  1.00%(1)  46%

Year Ended
August 31, 1998  10.74        0.13        0.09        0.22     (0.04)  --       10.92    2.08%   18,967   1.40% (1)     1.14%(1)58%

Year Ended
August 31, 1997  9.59        0.23        1.12        1.35     (0.20)      --    10.74    14.39%   10,389    1.64%(1)    0.32%(1)58%

Year Ended
August 31, 1996  9.33        0.00(2)     0.34        0.34     (0.03)      (0.05)9.59     3.68%     6,857     1.65%(1)   0.23%(1)58%


     (1) During the fiscal year ended August 31, 2000 Saratoga did not waive any of its management fees. During the fiscal years ended August 31,1999, August 31, 1998 and August 31, 1997, Saratoga Capital Management waived a Portion of its management fees. During other time periods presented above Saratoga Capital
Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, The Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.45% and 0.08%, respectively, for the year ended August 31, 2000, 1.49% and 1.04%, respectively, for the year ended August 31,1999, 1.96% and 0.59%, respectively, for the year ended August 31,1998, 2.76% and (1.00%), respectively, for the year ended August 31,1997 and 3.91% and (2.33%), respectively, for the year ended
August 31,1996.

     (2) Amount rounds to less than $0.01.

     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.


--------------------------------------------------------------------------------
Investment Quality Bond Portfolio (Class I)
--------------------------------------------------------------------------------
Year Ended
Augusy 31, 2000 $9.88     0.54      $0.02       $0.56    ($0.54)       --      $9.90    5.83%    $33,199    1.11%(1)   5.47%(1) 52%

Year Ended
August 31, 1999 10.29     0.49      (0.35)        0.14     (0.49)      (0.06)   9.88      1.33%    41,070     1.05%(1)  4.85%(1) 62%

Year Ended
August 31, 1998 10.09     0.50        0.21        0.71     (0.50)      (0.01)   10.29     7.21%    35,724     1.19%(1)  4.86%(1) 44%

Year Ended
August 31, 1997  9.91     0.51        0.18        0.69     (0.51)        0.00(2)10.09     7.16%     22,507    1.28%(1)  5.03%(1) 30%

Year Ended
August 31, 1996  10.08    0.48       (0.16)        0.32     (0.48)      (0.01)  9.91      3.23%     16,864    1.31%(1)  4.84%(1) 55%

     (1) During the fiscal year ended August 31, 2000 Saratoga did not waive any of its management fees. During the fiscal years ended August 31,1999, August 31, 1998 and August 31,1997, Saratoga Capital Management waived a portion of its management fees. During other time periods presented above, Saratoga Capital
Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.16% and 5.51%, respectively, for the year ended August 31, 2000, 1.06% and 4.86%, respectively, for the year ended August 31, 1999, 1.37% and 4.69%, respectively, for the year ended August 31,1998, 1.52% and 4.71%, respectively, for the year ended August 31,1997 and 2.12% and 3.90%, respectively, for the year ended
August 31,1996.

     (2) Amount rounds to less than $0.01.

     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.


--------------------------------------------------------------------------------
Municipal Bond Portfolio (Class I)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000$10.00       $0.43     $0.15     $0.58    ($0.43)     ($0.06) $10.09  6.08%  $10,021     1.20%(1)   4.43%(1)   12%

Year Ended
August 31, 1999 10.72       0.42      (0.68)      (0.26)     (0.42)      (0.04) 10.00  (2.55%)   11,556    1.20%(1)   3.96%(1)   23%

Year Ended
August 31, 1998 10.33        0.43        0.42        0.85     (0.44)      (0.02)10.72   8.42%    9,794    1.20%(1)    4.07%(1)   18%

Year Ended
August 31, 1997 10.00        0.43       0.33        0.76     (0.43)      --     10.33   7.67%     7,223    1.21%(1)    4.19%(1)  20%

Year Ended
August 31, 1996  9.93        0.41        0.07        0.48     (0.41)      --    10.00   4.88%    4,708     1.23%(1)    4.03%(1)  12%


     (1) During the fiscal  years  ended  August  31,1999,  August 31,  1998 and
August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga Capital Management waived all of its fees and assumed a portion of the operating expenses.
Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.79% and 3.84%, respectively, for the year ended August 31, 2000, 1.68% and 4.54%, respectively, for the year ended August 31, 1999, 2.15% and 3.12%, respectively, for the year ended August 31,1998, 2.96% and 2.43%, respectively, for the year ended August 31,1997 and 5.32% and (0.12%), respectively, for the year ended
August 31,1996.

     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
U.S. Government Money Market Portfolio (Class I)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000$1.000     $0.048      --          $0.048   ($0.048)      --     $1.000   4.96%   $35,605    1.04%(1)    4.82(1)  n/a

Year Ended
August 31, 1999 1.000      0.044       0.000       0.044    (0.044)      --     1.000    4.11%   48,358     1.00%(1)    4.02%(1) n/a

Year Ended
August 31, 1998 1.000      0.045      0.000       0.045      (0.045)     --     1.000    4.59%   38,492     1.12%(1)   4.41%(1) n/a
Year Ended
August 31, 1997 1.000      0.043       0.000       0.043    (0.043)      --     1.000    4.41%   28,572     1.12%(1)    4.31%(1) n/a

Year Ended
August 31, 1996 1.000      0.044      0.000       0.044    (0.044)      --      1.000    4.47%   22,906     1.13%(1)   4.30%(1) n/a

     (1) During the fiscal year ended August 31, 2000 Saratoga did not waive any of its management fees. During the fiscal years ended August 31,1999, August 31, 1998 and August 31,1997, Saratoga Capital Management waived a portion of its management fees. During other time periods presented above, Saratoga Capital
Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.04% and 4.82%, respectively, for the year ended August 31, 2000,1.02% and 4.04%, respectively, for the year ended August, 31 1999, 1.30% and 4.24%, respectively, for the year ended August 31,1998, 1.35% and 4.08%, respectively, for the year ended August 31,1997 and 1.79% and 3.64%, respectively, for the year ended
August 31,1996.

     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------





                                 CLASS I SHARES
                                   PROSPECTUS

                                  THE SARATOGA
                                 ADVANTAGE TRUST


     Additional information about each Portfolio's investments is available in the Trust's Annual and Semi-Annual Reports to Shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Trust's Statement of Additional Information also provides additional information about each Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Trust, or to make shareholder inquiries, please call:

                                 (800) 807-FUND

     You also may obtain information about the Trust by calling your financial advisor or by visiting our Internet site at:

                           http://www.saratogacap.com

     Information about the Trust (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

The Trust's Investment Company Act file number is 811-08542.





                                  THE SARATOGA
                                 ADVANTAGE TRUST




                                 CLASS B SHARES
                          PROSPECTUS - January 1, 2001


                T H E S A R A T O G A A D V A N T A G ET R U S T

     The Saratoga Advantage Trust is a mutual fund company comprised of 7 separate mutual fund portfolios, each with its own distinctive investment objectives and policies. The Portfolios are:

U.S. Government Money Market            Large Capitalization Value Portfolio
   Portfolio
                                        Large Capitalization Growth Portfolio

Investment Quality Bond Portfolio       Small Capitalization Portfolio

Municipal Bond Portfolio                International Equity Portfolio

     The Portfolios are managed by Saratoga Capital Management (the "Manager"). Each Portfolio is advised by an investment adviser selected and supervised by the Manager.

     The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.


     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES  OR  PASSED  UPON  THE  ADEQUACY  OF  THIS   PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS


---------------------------------------------------------- ---------
                                                             Page
THE PORTFOLIOS
U.S. Government Money Market Portfolio                         3
Investment Quality Bond Portfolio                              5
Municipal Bond Portfolio                                       8
Large Capitalization Value Portfolio                          11
Large Capitalization Growth Portfolio                         13
Small Capitalization Portfolio                                15
International Equity Portfolio                                18
Summary of Trust Expenses                                     21
Additional Investment Strategy Information                    23
Additional Risk Information                                   23
Investment Manager                                            24
Advisers                                                      25
Administration                                                26

SHAREHOLDER INFORMATION
Pricing of Portfolio Shares                                   26
Purchase of Shares                                            26
Contingent Deferred Sales Charge                              27
Plan of Distribution                                          28
Redemption of Shares                                          29
Dividends and Distributions                                   31
Tax Consequences                                              31
Financial Highlights                                          32
--------------------------------------------------------------------------------


                                 THE PORTFOLIOS

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Investment Objective

     The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

The Adviser

     The Portfolio is advised by Sterling Capital Management Company. All investment decisions for the Portfolio are made by Sterling Capital's investment committee.

Principal Investment Strategies

     The Portfolio will invest in high quality, short-term U.S. Government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.

The U.S. Government securities that the Portfolio may purchase include:

     o U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

     o Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

     o Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Bank.

     o Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

     In addition, the Portfolio may invest in repurchase agreements with respect to securities issued by the U.S. Government, its agencies and instrumentalities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objectives.

     Credit and Interest Rate Risks. A principal risk of investing in the Portfolio is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

     Credit risk is minimal with respect to the Portfolio's U.S. Government securities investments. Repurchase agreements involve a greater degree of credit risk. The Adviser, however, actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Portfolio, to invest only in high quality debt obligations and short maturities.

     An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in this Portfolio.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                   Annual Total Returns - Calendar Years*
This chart shows how the performance            [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
--------------   ----------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                  5.40%
1996                  4.32%
1997                  4.47%
1998                  4.44%
1999                  3.23%

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.50% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 0.62% (quarter ended June 30, 1999). Year-to-date total return as of September 30, 2000 for Class B shares was 3.23%.

     *Class B shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and B shares are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.

--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                   Past       Past    Life of Portfolio
                                  1 Year    5 Years     (since 9/2/94)

U.S. Government Money Market
Portfolio(1)                        -1.77%     2.57%          2.57%

90 Day T-Bills                       4.60%     5.02%          5.26%

Lipper U.S. Treasury Money
  Market Index(2)                    4.30%     4.81%          4.79%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class B shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

     (2) The Lipper U.S. Treasury Money Market Fund Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. Investors may not invest directly in the Index.



Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

INVESTMENT QUALITY BOND PORTFOLIO

Investment Objective

     The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.

The Adviser


     The Investment Quality Bond Portfolio is advised by Fox Asset Management, Inc. The Portfolio is managed by a team that includes J. Peter Skirkanich, John Sampson, James O'Mealia and Doug Edler. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Sampson is a Managing Director and joined the firm in 1998 from Pharos Management LLC, a consulting firm specializing in fixed income investments. Mr. O'Mealia is a Managing Director of Fox and joined the firm in 1998 from Sunnymeath Asset Management Inc., where he was President. Mr. Edler is a Senior Vice President of Fox; he joined Fox in 1999 from J. P. Morgan & Co., Inc., where he managed that firm's proprietary fixed income investments.


Principal Investment Strategies

     The Portfolio will normally invest at least 65% of its assets in investment grade fixed-income securities or in non-rated securities considered by the
Adviser to be of comparable quality. The Portfolio may also invest in non-convertible fixed income preferred stock and mortgage pass-through securities. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.

     Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a 'pass-through' of the monthly interest principal payments made by the individual borrowers on the pooled mortgage loans.

     The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These securities are either direct obligations of the U.S. Government, or the issuing agency/instrumentality has the right to borrow from the U.S. Treasury to meet its obligations, although the Treasury is not legally required to extend credit to the agency/instrumentality.

     Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. Government agency, the securities generally are structured with one or more type of credit enhancement.

     In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as "junk bonds."

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Fixed-Income Securities. Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities, such as corporate bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

     Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

     Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities, such as mortgage pass-through securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.

     Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Manager and/or Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with junk bonds. For more information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                    Annual Total Returns - Calendar Years*
This chart shows how the performance              [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
--------------   ----------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                 12.44%
1996                  3.15%
1997                  6.58%
1998                  6.47%
1999                 (0.85%)

     During the periods shown in the bar chart, the highest return for a calendar quarter was 3.99% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -0.73% (quarter ended March 31, 1996). Year-to-date total return as of September 30, 2000 for Class B shares was 5.30%.

     *Class B shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and B shares are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                    Past       Past     Life of Portfolio
                                   1 Year     5 Years     (since 9/2/94)
--------------------------------------------------------------------------------
Investment Quality Bond
  Portfolio(1)                     -5.85%      3.64%          3.00%

Lehman Intermediate
Government/Corporate Bond
  Index(2)                          0.39%      7.09%          6.43%

Lipper Short-Intermediate
Investment Grade Debt Funds
  Index(3)                          1.19%      6.41%          5.89%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class B shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

     (2) The Lehman Intermediate Government/Corporate Bond Index is composed of the bonds in the Lehman Government/Corporate Bond Index that have maturities between 1 and 9.99 years. The Lehman Government/Corporate Bond Index consists of approximately 5,400 issues. The securities must be investment grade (BAA or higher) with amounts outstanding in excess of $1 million and have at least one year to maturity. The Lehman Index is an unmanaged index that does not include fees and expenses. Investors may not invest directly in the Index.

     (3) The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years. Investors may not invest directly in the Index.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the '"Summary of Trust Expenses"' section.

MUNICIPAL BOND PORTFOLIO

Investment Objective

     The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

The Adviser

     The Portfolio is advised by OpCap Advisors. It is managed by a management team lead by Matthew Greenwald, Senior Vice President of Oppenheimer Capital, the parent of OpCap Advisors. Mr. Greenwald has been a fixed income portfolio manager and financial analyst for Oppenheimer Capital since 1989. From 1984-1989 he was a fixed income portfolio manager with PaineWebber's Mitchell Hutchins Asset Management.

Principal Investment Strategies

     The Portfolio will normally invest at least 80% of its assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. There are no maturity limitations on the Portfolio's securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch IBCA, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the 'alternative income tax' although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income.

     Municipal bonds, notes and commercial paper are commonly classified as either 'general obligation' or 'revenue.' General obligation bonds, notes, and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Credit and Interest Rate Risks. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.

     Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain 'non-appropriation' clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing 'non-appropriation' clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

     Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

     The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                    Annual Total Returns - Calendar Years*
This chart shows how the performance               [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
--------------   ----------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                 15.21%
1996                  3.05%
1997                  8.27%
1998                  5.38%
1999                 (6.62%)

     During the period shown in the bar chart, the highest return for a calendar quarter was 5.85% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -2.94% (quarter ended June 30, 1999). Year-to-date total return as of September 30, 2000 for Class B shares was 6.91%.

     * Class B shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and B shares are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.

--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                     Past       Past     Life of Portfolio
                                    1 Year     5 Years     (since 9/2/94)
--------------------------------------------------------------------------------
Municipal Bond Portfolio(1)          -11.62%      2.95%          1.79%

Lehman Municipal Bond Index(2)        -2.06%      6.90%          5.88%

Lipper General Municipal Debt
  Funds Index(3)                      -4.07%      6.14%          5.12%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class B shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

     (2) The Lehman Brothers Municipal Bond Index consists of approximately 25,000 municipal bonds which are selected to be representative of the long-term, investment grade tax-exempt bond market. The bonds selected for the index have the following characteristics: a minimum credit rating of at least Baa; an original issue of at least $50 million; at least $3 million of the issue outstanding; issued within the last five years; and a maturity of at least one year. The Lehman Index is an unmanaged index that does not include fees and expenses. Investors may not invest directly in the Index.

     (3) The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. Investors may not invest directly in the Index.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

LARGE CAPITALIZATION VALUE PORTFOLIO

Investment Objective

     The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

The Adviser


     The Portfolio is advised by OpCap Advisors. It is managed by a portfolio team comprised of senior professionals of OpCap Advisors. One member of the team, Frank LeCates, has primary supervisory authority over implementation of the management team's purchase and sale recommendations. Mr. LeCates is the Director of Research at Oppenheimer Capital, the parent of OpCap Advisors. Mr. LeCates brings 32 years of investment experience to his current position. Formerly with Donaldson, Lufkin & Jenrette for 18 years, he has served as head of institutional equity sales, Director of Research and as a securities analyst. Mr. LeCates, a Chartered Financial Analyst, is a graduate of Princeton University and earned his MBA in finance from Harvard Business School.


Principal
Investment Strategies

     The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks. At least 65% of the Portfolio assets will be invested in common stocks of issuers with total market capitalizations of $1 billion or greater at the time of purchase. In determining which securities to buy, hold or sell, the Adviser focuses its investment selection on highly liquid equity securities that, in the Adviser's opinion, have above average price appreciation potential at the time of purchase. In general, securities are characterized as having above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Other factors, such as earnings, the issuer's ability to generate cash flow in excess of business needs and sustain above average profitability, as well as industry outlook and market share, are also considered by the Adviser.

     In addition, the Portfolio may invest in stock index futures contracts and options.

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with stock index futures contracts and options. For information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                     Annual Total Returns - Calendar Years*
This chart shows how the performance               [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
--------------   ----------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                 36.98%
1996                 23.98%
1997                 25.49%
1998                 11.77%
1999                  0.42%

     During the period shown in the bar chart, the highest return for a calendar quarter was 14.90% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.09% (quarter ended September 30, 1998). Year-to-date total return as of September 30, 2000 for Class B shares was -0.27%.

     *Class B shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and B shares are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.

--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                    Past        Past     Life of Portfolio
                                   1 Year     5 Years      (since 9/2/94)
--------------------------------------------------------------------------------
Large Capitalization Value
    Portfolio(1)                   -4.58%      17.21%          15.24%

  S&P/Barra Value Index(2)         12.73%      22.94%          20.37%

  Morningstar Large Value
     Average(3)                     6.62%       19.59%          17.60%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class B shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

     (2) The S&P/Barra Value Index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. This unmanaged Index contains stocks with lower price-to-book ratios and is market capitalization weighted. The S&P/Barra Value Index does not include fees and expenses, and investors may not invest directly in the Index.

     (3) The Morningstar Large Value Average, as of August 31, 2000, consisted of 669 mutual funds comprised of large market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

LARGE CAPITALIZATION GROWTH PORTFOLIO

Investment Objective

The Large Capitalization Growth Portfolio seeks capital appreciation.

The Adviser

     The Portfolio is advised by Harris Bretall Sullivan & Smith, L.L.C. Stock selection for the Portfolio is made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by a management team lead by Jack Sullivan and Gordon Ceresino. Mr. Sullivan is a partner of Harris Bretall and has been associated with the firm since 1981. Mr. Ceresino is a Partner of Harris Bretall and has been associated with the firm since 1991.

Principal Investment Strategies

     The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks that, in the Adviser's opinion, are characterized by earnings growth in excess of that of the S&P 500. The Portfolio will also normally invest at least 65% of its assets in common stocks of issuers with total market capitalizations of $3 billion or more. In deciding which securities to buy, hold or sell, the Adviser evaluates factors believed to be favorable to long-term capital appreciation, including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The Adviser also analyzes the issuer's position within its industry as well as the quality and experience of the issuer's management.

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                     Annual Total Returns - Calendar Years*
This chart shows how the performance                [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
--------------   ----------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                 28.98%
1996                 13.43%
1997                 32.52%
1998                 36.44%
1999                 33.62%

     During the period shown in the bar chart, the highest return for a calendar quarter was 34.27% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.18% (quarter ended September 30, 1998). Year-to-date total return as of September 30, 2000 for Class B shares was -3.78%.

     *Class B shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and B shares are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.

--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                Past        Past     Life of Portfolio
                               1 Year     5 Years      (since 9/2/94)
--------------------------------------------------------------------------------
Large Capitalization Growth
Portfolio(1)                   28.62%      26.82%          24.79%

S&P/Barra Growth Index(2)      28.25%      33.64%          31.05%

Morningstar Large Growth
Average(3)                     38.48%      29.46%          26.78%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class B shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

     (2) The S&P/Barra Growth Index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. This unmanaged Index contains stocks with higher price-to-book ratios and is market capitalization weighted. The S&P/Barra Growth Index does not include fees and expenses, and investors may not invest directly in the Index.

     (3) The Morningstar Large Growth Average, as of August 31, 2000, consisted of 698 mutual funds comprised of large market capitalization stocks with the highest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the '"Summary of Trust Expenses"' section.

SMALL CAPITALIZATION PORTFOLIO

Investment Objective

The Small Capitalization Portfolio seeks maximum capital appreciation.

The Adviser


     The Portfolio is advised by Fox Asset Management, Inc. The Portfolio is co-managed by J. Peter Skirkanich and George C. Pierides, who are the key small-cap personnel on the firm's Investment Committee. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Pierides is a Managing Director, spearheads the firm's small-cap efforts and joined the firm in 1995 from Windward Asset Management, an all-cap investment management firm.


Principal Investment Strategies


     The Portfolio will normally invest at least 80% of its assets in common stocks. Normally 80% of the Portfolio will be invested in companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000 Index. The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks with compelling valuations and fundamentals that are small relative to their industries, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.


Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.


     Small and Medium Capitalization Companies. The Portfolio's investments in smaller and medium-sized companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.


     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the 'Additional Risk Information' section. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                   Annual Total Returns - Calendar Years*
This chart shows how the performance              [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
--------------   ----------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                 27.31%
1996                 15.89%
1997                 23.20%
1998                (18.61%)
1999                 12.33%

     During the period shown in the bar chart, the highest return for a calendar quarter was 22.62% (quarter ended June 30, 1999) and the lowest return for a calendar quarter was -28.41% (quarter ended September 30, 1998). Year-to-date total return as of September 30, 2000 for Class B shares was 13.65%.

     *Class B shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and B shares are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                   Past         Past      Life of Portfolio
                                  1 Year      5 Years       (since 9/2/94)
--------------------------------------------------------------------------------
Small Capitalization                7.33%        8.82%            7.52%
Portfolio(1)

Russell 2000 Index(2)              21.26%       16.69%           15.09%

Morningstar Small Value
  Average(3)                        4.33%        14.62%           13.09%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class B shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

     (2) The Russell 2000 Index is comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks which are included in the Russell 3000 index. The common stocks included in the Russell 2000 Index represent approximately 10% of the U.S. equity market as measured by market capitalization. The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market. The Russell 2000 Index is an unmanaged index which does not include fees and expenses, and whose performance reflects reinvested dividends. Investors may not invest in the Index directly.

     (3) The Morningstar Small Value Average, as of August 31, 2000, consisted of 211 mutual funds comprised of small market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

INTERNATIONAL EQUITY PORTFOLIO

Investment Objective

The Portfolio seeks long-term capital appreciation.

The Adviser


     The Portfolio is advised by Friends Ivory & Sime, Inc. The Portfolio is managed by a management team lead by Julie Dent, Director of Global Funds at Friends Ivory & Sime plc who has been overseeing the management of the Portfolio since January 31, 1997. Ms. Dent joined Friends Ivory & Sime in 1986 and, as a member of the Asset Allocation Committee, is responsible for asset allocation and overseeing the management of global and international accounts for U.S. and Japanese clients. Individual stocks are selected by the regional Equity Teams which operate on a sectoral basis. Ian Peart is the European team leader; Rowan Chaplin is the Japan team leader; and Mearns Nimmo is the Pacific Rim team leader.


Principal Investment Strategy

     The Portfolio will normally invest at least 80% of its assets in the equity securities of companies located outside of the United States. Equity securities consist of common and preferred stock and other securities such as depositary receipts, bonds, rights and warrants that are convertible into common stock. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries, including countries with developing and emerging economies. The Portfolio expects that its investments in foreign issuers will generally take the form of depositary receipts. These are dollar denominated receipts which represent and may be converted into the underlying foreign security. Depositary receipts are publicly traded on exchanges or over-the-counter in the United States. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, industry prospects and other factors such as an issuer's competitive position or potential earnings.

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Foreign Securities. A principal risk of investing in the Portfolio is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

     The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

     Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.

     Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets. Delays in purchasing securities may result in the Portfolio losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in the value of the securities. Issuers of the foreign security represented by a depositary receipt may not be obligated to disclose material information in the United States.




     The Portfolio may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

     The Portfolio may invest in foreign small capitalization securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                     Annual Total Returns - Calendar Years*
This chart shows how the performance                [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
--------------   ----------------------
Calendar Years   Average Annual Returns
--------------   ----------------------
1995                  3.08%
1996                  6.56%
1997                  6.91%
1998                 13.22%
1999                 35.56%

     During the period shown in the bar chart, the highest return for a calendar quarter was 27.38% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -16.13% (quarter ended March 31, 1999). Year-to-date total return as of September 30, 2000 for Class B shares was -13.53%.

     *Class B shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and B shares are invested in the same portfolio of securities. The returns for Class B shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.

--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                     Past        Past     Life of Portfolio
                                    1 Year     5-Years      (since 9/2/94)
--------------------------------------------------------------------------------
International Equity                30.56%      11.23%          9.06%
Portfolio(1)

Morgan Stanley EAFE Index (U.S.
Dollars)(2)                         26.97%      12.83%          11.10%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class B shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class B shares as described under "Contingent Deferred Sales Charge."

     (2) The Europe, Australia, Far East Index ("EAFE") is a widely recognized index prepared by Morgan Stanley Capital International. This unmanaged index consists of non-U.S. companies which are listed on one of twenty foreign markets and assumes the reinvestment of dividends. This Index does not include fees and expenses, and investors may not invest in the Index directly. The Gross Domestic Product (GDP) version of the Index is used above.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                            SUMMARY OF TRUST EXPENSES


     Annual Portfolio Operating Expenses. The following table lists the costs and expenses that an investor will incur as a shareholder of each of the Portfolios based on operating expenses incurred during the fiscal year ended August 31, 2000.



                                            U.S.
                                            Government    Investment            Large          Large
                                            Money Market  Quality     Municipal Capitalization Capitalization Small    International
                                            Portfolio     Bond        Bond      Value          Growth         Capitalization  Equity
                                                          Portfolio   Portfolio Portfolio      Portfolio      Portfolio    Portfolio
                                            ------------  ----------- --------- -------------- -------------- ---------   ----------
Shareholder Fees
   Maximum Sales Charge on Purchases of
Shares                                         None          None        None       None           None          None          None
     (as a % of offering price)
   Sales Charge on Reinvested Dividends
(as a %                                        None          None        None       None           None          None          None
     of offering price)
   Maximum Contingent Deferred Sales
Charge
     (as a % of net asset value at the           5%            5%          5%         5%             5%            5%            5%
time of
     purchase or sale, whichever is
less)(1)
   Exchange Fee                                None          None        None       None           None          None          None
Annual Portfolio Operating Expenses
(expenses that are deducted form
Portfolio assets as a percentage of
average net assets)
    Management Fees                           .475%         0.55%       0.55%       0.65%         0.65%          0.65%         0.75%
    Distribution (Rule 12b-1                  1.00%         1.00%       1.00%       1.00%         1.00%          1.00%         1.00%
    Expenses)(2)(3)
    Other Expenses                            .395%         0.41%       1.56%       0.13%         0.07%          0.42%         0.43%
Total Annual Portfolio Operating              1.87%         1.96%       3.11%       1.78%         1.72%          2.07%         2.18%
Expenses(3)
Fee Waiver (and/or Expense Reimbursement)* --------        (0.04%)     (0.92%)   --------        (0.05%)        (0.03%)      (0.16%)

Net Expenses                                  1.87%         1.92%       2.19%       1.78%         1.67%          2.04%         2.02%




     (1) The Contingent Deferred Sales Charge is scaled down to 1.00% during the sixth year, reaching zero thereafter.

     (2) The 12b-1 fee is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B Shares. Up to 0.25% of the average daily net assets may be paid directly to the Manager for support services. A portion of the fee payable pursuant to the plan to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

     (3) Upon conversion of Class B shares to Class I shares, such shares will not be subject to a 12b-1 Fee. No sales charge is imposed at the time of conversion of Class B shares to Class I shares (see "Shareholder Information - Contingent Deferred Sales Charge").

     (4) "Total Annual Portfolio Operating Expenses," as shown above, are based upon the sum of Management Fees, 12b-1 Fees and "Other Expenses."


     * Management Fees, Other Expenses, Fee Waiver and/or Reimbursement, and Net
Expenses: Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate ranging from .475% to .75% of the value of the average daily net assets of the Portfolio. The fees of each Adviser are paid by the Manager. The nature of the services provided to, and the aggregate management fees paid by each Portfolio are described under 'Investment Manager.' Class B Shares commenced operations on January 4, 1999. The Portfolios benefit from expense offset arrangements with the Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset for each respective portfolio was as follows: U.S. Government Money Market, 0%; Investment Quality Bond, 0.04%; Municipal Bond, 0.02%; Large Capitalization Value, 0%; Large Capitalization Growth, 0.04%; Small
Capitalization, 0%; and International Equity, 0.16%. Under applicable SEC regulations, the amount by which Portfolio expenses are reduced by an expense offset arrangement is required to be added to 'Other Expenses.' "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, a Portfolio's allocated portion of the costs associated with maintaining the Trust's legal existence and the costs involved in the Trust's communications with shareholders. The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently waiving its management fees and/or assuming certain other operating expenses of the Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the Portfolios up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Portfolio if it would result in the Portfolio exceeding its Expense Cap. The following are the Expense Caps for each of the Portfolios: U.S. Government Money Market,
2.125%; Investment Quality Bond, 2.20%; Municipal Bond, 2.20%; Large Capitalization Value, 2.30%; Large Capitalization Growth, 2.30%; Small Capitalization, 2.30%; and International Equity, 2.40%. The Expense Agreement can be terminated by either party, without penalty, upon 60 days prior notice. For the year ended August 31, 2000, reimbursement payments were made by the following Portfolios to the Manager under the terms of the Expense Agreement:
$5,648, $1,276, $4,904, $936 and $9,358 for the Large Capitalization Value, Large Capitalization Growth, International Equity, Investment Quality Bond and Money Market Portfolios, respectively.


     Example. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

 - If You SOLD Your  Shares:



                                   U.S.
                                   Government    Investment              Large          Large
                                   Money Market  Quality     Municipal   Capitalization Capitalization  Small          International
                                   Portfolio     Bond        Bond        Value          Growth          Capitalization        Equity
                                                 Portfolio   Portfolio   Portfolio      Portfolio       Portfolio          Portfolio
                                   ---------     ----------  ---------   -------------- --------------  -------------- -------------
1 year                             $696            $705        $731         $686           $680             $717              $728
3 years                           1,007           1,035       1,111          978            959            1,070             1,105
5 years                           1,243           1,291       1,418        1,194          1,162            1,349             1,408
10 years                          2,031           2,139       2,349        1,949          1,876            2,257             2,385

- If You HELD Your Shares:

                                   ---------     ----------   ---------  -------------- --------------   -------------- ------------
1 year                             $196            $205        $231         $186           $180             $217              $228
3 years                             607             635         711          578            559              670               705
5 years                           1,043           1,091       1,218          994            962            1,149             1,208
10 years                          2,031           2,139       2,349        1,949          1,876            2,257             2,385




ADDITIONAL INVESTMENT STRATEGY INFORMATION

     This section provides additional information relating to each Portfolio's principal strategies.

     Defensive Investing. The Portfolios are intended primarily as vehicles for the implementation of a long term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

     Forward Currency Contracts. A Portfolio's investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. A Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities or securities it may purchase and the currencies in which they are determined or to gain exposure to currencies underlying various securities or financial instruments.

     Investment Policies. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.


ADDITIONAL RISK INFORMATION

     This section provides additional information relating to principal risks of investing in the Portfolios.


     The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

     Junk Bonds. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

     Securities Rated in the Lowest Investment Grade Category. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

     Options and Futures. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

     Forward Currency Contracts. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

INVESTMENT MANAGER

     Saratoga Capital Management serves as the Trust's Manager. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.

     The Manager may, subject to the approval of the Trustees, replace investment advisers or amend investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. The Manager compensates each Adviser out of its management fee.

     The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval.


Portfolio                             Manager's Fee
                                      --------------

U.S. Government Money Market Portfolio     .475%
Investment Quality Bond Portfolio          .55%
Municipal Bond Portfolio                   .55%
Large Capitalization Value Portfolio       .65%
Large Capitalization Growth Portfolio      .65%
Small Capitalization Portfolio             .65%
International Equity Portfolio             .75%

     The Manager is located at 1501 Franklin Avenue, Mineola, New York 11501-4803. Saratoga Capital Management is a Delaware general partnership which is owned by certain executives of Saratoga Capital Management and by Mr. Ronald
J. Goguen, whose address is Major Drilling Group International Inc., 111 St. George Street, Suite 200, Moncton, New Brunswick, Canada E1C177, Mr. John Schiavi, whose address is Schiavi Enterprises, 985 Main Street, Oxford, Maine 04270, and Mr. Thomas Browne, whose address is Pontil PTY Limited, 14 Jannali Road, Dubbo, NSW Australia 2830.

ADVISERS

The following set forth certain information about each of the Advisers:


     OpCap Advisors ("OpCap"), a registered investment adviser, located at 1345 Avenue of the Americas, New York, NY 10105, serves as Adviser to the Municipal Bond Portfolio and the Large Capitalization Value Portfolio. OpCap is a majority owned subsidiary of Oppenheimer Capital, a registered investment adviser, founded in 1968. Oppenheimer Capital is an indirect wholly owned subsidiary of PIMCO Advisors, L.P. ("PIMCO"), a registered investment adviser. On May 5, 2000, Allianz AG acquired majority ownership of PIMCO Advisors, in part by acquiring all of the publicly traded units of PIMCO Advisors Holdings LP, which owns about 44% of PIMCO Advisors. Allianz has indicated that it intends to maintain the current subsidiaries of PIMCO Advisors, including Oppenheimer Capital, as independent operating units. Allianz is a holding company that owns several insurance and financial service companies and is a subsidiary of Allianz AG, the world's second largest insurance company as measured by premium income. As of August 31, 2000, Oppenheimer Capital and its subsidiary OpCap had assets under management of approximately $38.3 billion.

     Fox Asset Management, Inc. ("Fox"), a registered investment adviser, serves as Adviser to the Investment Quality Bond and Small Capitalization Portfolios. Fox was formed in 1985. Fox is wholly-owned by its current employees, with a controlling interest held by J. Peter Skirkanich, President and Chairman of Fox's Investment Committee. Fox is located at 44 Sycamore Avenue, Little Silver, NJ 07739. As of August 31, 2000, assets under management by Fox were approximately $1.8 billion.

     Harris Brettal Sullivan & Smith, L.L.C. ("Harris Bretall"), a registered investment adviser, serves as Adviser to the Large Capitalization Growth Portfolio. The firm's predecessor, Harris Bretall Sullivan & Smith, Inc., was founded in 1971. Value Asset Management, Inc., a holding company owned by BancBoston Ventures, Inc., is the majority owner. Located at One Sansome Street, Suite 3300, San Francisco, CA 94104, the firm managed assets of approximately $7 billion as of August 31, 2000.

     Sterling Capital Management Company ("Sterling"), a registered investment adviser, is the Adviser to the U.S. Government Money Market Portfolio. Sterling is a North Carolina corporation formed in 1970 and located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. Sterling is a wholly-owned subsidiary of Old Mutual plc and provides investment management services to corporations, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of August 31, 2000, Sterling had approximately $3 billion in assets under management. It is anticipated that a buyout of Sterling by its employees will occur on or around January 1, 2001, after which Sterling will be a North Carolina limited liability company that is 100% owned by its employees.


     Friends Ivory & Sime, Inc. ("FIS"), a registered investment adviser, is the Adviser to the International Equity Portfolio and, in connection therewith, has entered into a sub-investment advisory agreement with Friends Ivory & Sime plc of London, England. Pursuant to such sub-investment advisory agreement, Friends Ivory & Sime plc performs investment advisory and portfolio transaction services for the Portfolio. While Friends Ivory & Sime plc is responsible for the day-to-day management of the Portfolio's assets, FIS reviews investment performance, policies and guidelines, facilitates communication between Friends Ivory & Sime plc and the Manager and maintains certain books and records.


     FIS (formerly Ivory & Sime International, Inc.) was organized in 1978, and as of February, 1998 is a wholly-owned subsidiary of Friends Ivory & Sime plc. FIS offers clients in the United States the services of Friends Ivory & Sime plc in global securities markets. Friends Ivory & Sime plc is a subsidiary of Friends Provident Group. Friends Provident was founded in 1832, and is a mutual life assurance company registered in England. As of August 31, 2000, the firm and its affiliates managed approximately $55 billion of global equity investments. FIS is located at One World Trade Center, Suite 2101, New York, NY 10048, and Friends Ivory & Sime plc is located at 100 Wood Street, London, England EC2V 7AN.


ADMINISTRATION

     State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the assets of the Trust, and calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

     Funds Distributor, Inc. provides administrative services and manages the administrative affairs of the Trust.

                             SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

     The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio's investments.

     The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

     The value of each Portfolio's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which an Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

     All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

PURCHASE OF SHARES

     Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor. Shares of a Portfolio are available to participants in Consulting Programs and to other investors and investment advisory services. The purchase price is the net asset value per share next determined after receipt of an order by the Distributor.

     The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.

     The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

CONTINGENT DEFERRED SALES CHARGE

     Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be invested in the Trust. A CDSC, however, will be imposed on most shares redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor's purchase payments for shares made during the six years preceding the redemption. In addition, shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets.

     Shares of the Trust which are held for six years or more after purchase will not be subject to any CDSC upon redemption. Shares redeemed earlier than six years after purchase may, however, be subject to a CDSC which will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The size of this percentage will depend upon how long the shares have been held, as set forth in the following table:

Year Since
Purchase                             CDSC as a Percentage
Payment Made                          of Amount Redeemed

First                                         5.0%
Second                                        4.0%
Third                                         4.0%
Fourth                                        3.0%
Fifth                                         2.0%
Sixth                                         1.0%
Seventh and thereafter                        None

     CDSC Waivers. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years preceding the redemption; (ii) the current net asset value of shares purchased more than six years prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

     (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

     (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a 'key employee' of a 'top heavy' plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;

     (3) certain redemptions pursuant to the Portfolio's Systematic Withdrawal Plan (see "Redemption of Shares-Systematic Withdrawal Plan").

     With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term 'distribution' does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder's entitlement.

     Conversion to Class I Shares. Class B shares will convert automatically to Class I shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately eight (8) years after the date of the original purchase, or if acquired through an exchange or a series of exchanges, from the date the original shares were purchased. The conversion of shares will take place in the month following the eighth anniversary of the purchase. There will also be converted at that time such proportion of shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her shares converting at the time bears to the total number of outstanding shares purchased and owned by the shareholder.

     Currently, the Class I share conversion is not a taxable event, the conversion feature may be canceled if it is deemed a taxable event in the future by the Internal Revenue Service.

PLAN OF DISTRIBUTION

     The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the sale and distribution of shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average net assets. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. The fee is treated by each Portfolio as an expense in the year it is accrued. Because the fee is paid out of each Portfolio's assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

     Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of Dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate Dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

     Continuous Offering. For Class B shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

     The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact the Trust at 800-807-FUND (800-807-3863).

     The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

     The Distributor will from time to time provide compensation to dealers in connection with sales of shares of the Trust including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

REDEMPTION OF SHARES

     Shares of a Portfolio may be redeemed on any day that the Portfolio calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day less the amount of any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined less the CDSC. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account within seven days after receipt of a redemption request Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days from the purchase date.

     Redemption requests may be given to a dealer having a selling agreement with the Distributor (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

     The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

     Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

1.       Re-registration of the account.
2.       Changing bank wiring instructions on the account.
3.       Name change on the account.
4.       Setting up/changing systematic withdrawal plan to a secondary address.
5.       Redemptions greater than $25,000.
6. Any redemption check that is made payable to someone other than the shareholder(s).
7. Any redemption check that is being mailed to a different address than the address of record.
8.       Your account registration has changed within the last 30 days.

     You should be able to obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     Systematic Withdrawal Plan. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders. Any Portfolio from which redemptions will be made pursuant to the Plan will be referred to as a "SWP Portfolio". The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio's shares, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Shares"), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Portfolio account, based on the Share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first followed by shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.

     A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Portfolios.

     The addition of a new SWP Portfolio will not change the account value for the 12% CDSC waiver for the SWP Portfolios already participating in the Withdrawal Plan.

     Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Manager for further information about the Withdrawal Plan.

     Reinstatement Privilege. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolios in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request (made in writing to and approved by the Manager), together with the proceeds, is received by the Transfer Agent and receive a pro-rata credit for any CDSC paid in connection with such redemption or repurchase.

     Involuntary Redemptions. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption.

     No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. The Trust may in the future offer an exchange feature involving shares of an unaffiliated Fund group subject to receipt of appropriate regulatory relief.

     Exchange Privilege. Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values.

     An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

     The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

     With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

     Because excessive trading (including short-term 'market timing' trading can limit a Portfolio's performance, each Portfolio may refuse any exchange orders
(1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

DIVIDENDS AND DISTRIBUTIONS

     Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase up to an including the date of redemption. Dividends attributable to the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

TAX CONSEQUENCES

     The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.

     Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.

     With respect to the Municipal Bond Portfolio, distributions designated as 'exempt - interest dividends' generally will be exempt from regular federal income tax. However, income exempt from regular federal income tax may be subject to state or local tax. In addition, income derived from certain municipal securities may be subject to the federal 'alternative minimum tax.' Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

     You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

     Taxes on Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

     When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.




                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

     The financial highlights table is intended to help you understand each Portfolio's financial performance for the life of each Portfolio. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).

     This information has been audited by Ernst & Young LLP, Independent Auditors whose report, along with the financial statements for each Portfolio is included in the annual report, which is available upon request.



--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                  INCOME FROM                   DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                   RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                      Distributions                      Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends  Shareholders                      Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)Assets(2) Assets(2)  Rate

--------------------------------------------------------------------------------
Large Capitalization Value Portfolio (Class B)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000 $20.50      $0.13  ($0.41)     ($0.28)    ($0.17)    ($1.80)  $18.25   (1.33%)   $1,280  1.78%  (0.03%)         90%

January 4, 1999 (2)
to August 31, 1999  20.21   (0.02)  0.31         0.29           --      --      20.50    1.43%       172  1.72%(1,3)(0.53%)(1,3) 67%

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income
(loss) to average daily net assets would have been 1.78% and (0.03%), respectively, for the year ended August 31, 2000, 2.21% and 1.02%, respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.


--------------------------------------------------------------------------------
Large Capitalization Growth Portfolio (Class B)
--------------------------------------------------------------------------------
Year Ended
Augusy 31, 2000$26.75     ($0.13)       $8.03       $7.90     --        ($1.66)   $32.99   30.22%    $2,801  1.67%(1) (1.16%)(1) 33%

January 4, 1999 (2)
to August 31, 1999 24.74 (0.04)        2.05     2.01     --         --          26.75     8.12%    204  1.19%(1,3)(0.73%)(1,3)   39%

     (1) During the fiscal  periods  ended  August 31, 2000 and August 31, 1999,
Saratoga   Capital   Management   waived  a  portion  of  its  management  fees.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 1.72% and
(1.11%),  respectively,  for the year ended August 31, 2000,  3.31% and (2.86%), respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes  reinvestment of all dividends and distributions.  Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
Small Capitalization Portfolio (Class B)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000$10.04   ($0.06)       $2.84   $2.78     --     ($0.12)     $12.70    28.17%    $436  2.04%(1)(1.11%)(1)       59%

January 4, 1999 (2)
To August 31, 1999 9.33  (0.02)    0.73         0.71     --         --      10.04    7.61%      73   1.42%(1,3)(1.02%)(1,3)   32%

     (1) During the fiscal  periods  ended  August 31, 2000 and August 31, 1999,
Saratoga   Capital   Management   waived  a  portion  of  its  management  fees.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 2.07% and
(1.08%),  respectively,  for the year ended August 31, 2000,  1.43% and (1.02%), respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes  reinvestment of all dividends and distributions.  Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
International Equity Portfolio (Class B)
--------------------------------------------------------------------------------
Year ended
August 31, 2000$13.09     $-       $2.58      $2.58    ($0.08)    ($0.18)   $15.41  19.71%   $420  2.02%     (0.67%)             45%

January 4, 1999 (2)
to August 31, 1999  12.29 (0.02)     0.82         0.80     --         --        13.09   6.51%    68   2.16%(1,3) (0.77%)(1,3)    46%

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management  waived a  portion  of its  management  fees.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average  daily  net  assets  would  have  been  2.18%  and  (0.51%),
respectively,   for  the  year  ended  August  31,  2000,   2.84%  and  (1.45%),
respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes  reinvestment of all dividends and distributions.  Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
Investment Quality Bond Portfolio (Class B)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000$9.88    $0.46    $0.01      $0.47    ($0.46)        --     $9.89  4.88%   $125  1.92%     4.68%                 53%

January 4, 1999 (2)
to August 31, 1999  10.29  0.28    (0.41)     (0.13)     (0.28)     --      9.88  (1.32%)   64  1.07%(1,3)2.23%(1,3)            62%

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management  waived a  portion  of its  management  fees.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average   daily  net  assets   would  have  been  1.96%  and  4.72%,
respectively, for the year ended August 31, 2000, 1.13% and 2.29%, respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes  reinvestment of all dividends and distributions.  Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
Municipal Bond Portfolio (Class B)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000 $10.00    $0.34  $0.16   $0.50    ($0.34)    ($0.06)    $10.10   5.14%      $16     2.19%(1)    3.38%(1)         12%

January 4, 1999 (2)
to August 31, 1999 10.66    0.25    (0.66)      (0.41)     (0.25)     --        10.00    (3.91%)     8     1.24%(1,3) 1.76%(1,3) 23%

     (1) During the fiscal  periods  ended  August 31, 2000 and August 31, 1999,
Saratoga   Capital   Management   waived  a  portion  of  its  management  fees.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 3.11% and
2.78%,  respectively,  for the year  ended  August  31,  2000,1.44%  and  1.96%, respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes  reinvestment of all dividends and distributions.  Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
U.S. Government Money Market Portfolio (Class B)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000 $1.000      $0.040      --          $0.040   ($0.040)    --    $1.000     4.10%      $115    1.87%     4.06%    n/a

January 4, 1999 (2)
to August 31, 1999 1.000     0.022      --          0.022    (0.022)     --     1.000    1.94%    70   1.06%(1,3)  1.82%(1,3)   n/a

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management  waived a  portion  of its  management  fees.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average   daily  net  assets   would  have  been  1.87%  and  4.06%,
respectively, for the year ended August 31, 2000, 1.10% and 1.86%, respectively, for the year ended August 31, 1999
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes  reinvestment of all dividends and distributions.  Aggregate (not annualized) total return is shown for any period shorter than one year.





                                 CLASS B SHARES
                                   PROSPECTUS

                                  THE SARATOGA
                                 ADVANTAGE TRUST


     Additional information about each Portfolio's investments is available in the Trust's Annual and Semi-Annual Reports to Shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Trust's Statement of Additional Information also provides additional information about each Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Trust, or to make shareholder inquiries, please call:

                                 (800) 807-FUND

     You also may obtain information about the Trust by calling your financial advisor or by visiting our Internet site at:

                           http://www.saratogacap.com

     Information about the Trust (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.
The Trust's Investment Company Act file number is 811-08542.




                                  THE SARATOGA
                                 ADVANTAGE TRUST




                                 CLASS C SHARES
                          PROSPECTUS - January 1, 2001


                T H E S A R A T O G A A D V A N T A G ET R U S T

     The Saratoga Advantage Trust is a mutual fund company comprised of 7 separate mutual fund portfolios, each with its own distinctive investment objectives and policies. The Portfolios are:

U.S. Government Money Market             Large Capitalization Value Portfolio
  Portfolio
                                         Large Capitalization Growth Portfolio

Investment Quality Bond Portfolio        Small Capitalization Portfolio

Municipal Bond Portfolio                 International Equity Portfolio

     The Portfolios are managed by Saratoga Capital Management (the "Manager"). Each Portfolio is advised by an investment adviser selected and supervised by the Manager.

     The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.



     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES  OR  PASSED  UPON  THE  ADEQUACY  OF  THIS   PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


--------------------------------------------------------------------------------
                                                          Page
THE PORTFOLIOS
U.S. Government Money Market Portfolio                      3
Investment Quality Bond Portfolio                           5
Municipal Bond Portfolio                                    8
Large Capitalization Value Portfolio                       11
Large Capitalization Growth Portfolio                      13
Small Capitalization Portfolio                             15
International Equity Portfolio                             18
Summary of Trust Expenses                                  20
Additional Investment Strategy Information                 23
Additional Risk Information                                23
Investment Manager                                         24
Advisers                                                   25
Administration                                             26

SHAREHOLDER INFORMATION
Pricing of Portfolio Shares                                26
Purchase of Shares                                         26
Contingent Deferred Sales Charge                           27
Plan of Distribution                                       28
Redemption of Shares                                       29
Dividends and Distributions                                31
Tax Consequences                                           31
Financial Highlights                                       32
--------------------------------------------------------------------------------

                                 THE PORTFOLIOS

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Investment Objective

     The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

The Adviser

     The Portfolio is advised by Sterling Capital Management Company. All investment decisions for the Portfolio are made by Sterling Capital's investment committee.

Principal Investment Strategies

     The Portfolio will invest in high quality, short-term U.S. Government securities. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment.

The U.S. Government securities that the Portfolio may purchase include:

     o U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.


     o Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

     o Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Bank.

     o Securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

     In addition, the Portfolio may invest in repurchase agreements with respect to securities issued by the U.S. Government, its agencies and instrumentalities.

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objectives.

     Credit and Interest Rate Risks. A principal risk of investing in the Portfolio is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

     Credit risk is minimal with respect to the Portfolio's U.S. Government securities investments. Repurchase agreements involve a greater degree of credit risk. The Adviser, however, actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Portfolio, to invest only in high quality debt obligations and short maturities.

     An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in this Portfolio.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                      Annual Total Returns - Calendar Years*
This chart shows how the performance                 [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
---------------------------------------
Calendar Years  Average Annual Return
---------------------------------------
1995                   5.40%
1996                   4.32%
1997                   4.47%
1998                   4.44%
1999                   3.28%

     During the period shown in the bar chart, the highest return for a calendar quarter was 1.50% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 0.62% (quarter ended June 30, 1999). Year-to-date total return as of September 30, 2000 for Class C shares was 3.22%.

     * Class C shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and C shares are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                       Past      Past     Life of Portfolio
                                      1 Year    5 Years     (since 9/2/94)
--------------------------------------------------------------------------------
U.S. Government Money Market
     Portfolio(1)                      2.28%      4.57%          4.57%

   90 Day T-Bills                      4.60%      5.02%          5.26%

   Lipper U.S. Treasury Money
     Market Index(2)                   4.30%      4.81%          4.79%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class C shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares as described under "Contingent Deferred Sales Charge."

     (2) The Lipper U.S. Treasury Money Market Fund Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. Investors may not invest directly in the Index.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

INVESTMENT QUALITY BOND PORTFOLIO

Investment Objective

     The Investment Quality Bond Portfolio seeks current income and reasonable stability of principal.

The Adviser


     The Investment Quality Bond Portfolio is advised by Fox Asset Management, Inc. The Portfolio is managed by a team that includes J. Peter Skirkanich, John Sampson, James O'Mealia and Doug Edler. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Sampson is a Managing Director and joined the firm in 1998 from Pharos Management LLC, a consulting firm specializing in fixed income investments. Mr. O'Mealia is a Managing Director of Fox and joined the firm in 1998 from Sunnymeath Asset Management Inc., where he was President. Mr. Edler is a Senior Vice President of Fox; he joined Fox in 1999 from J. P. Morgan & Co., Inc., where he managed that firm's proprietary fixed income investments.


Principal Investment Strategies

     The Portfolio will normally invest at least 65% of its assets in investment grade fixed-income securities or in non-rated securities considered by the
Adviser to be of comparable quality. The Portfolio may also invest in non-convertible fixed income preferred stock and mortgage pass-through securities. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, interest rate trends and other factors such as the issuer's creditworthiness. The average maturity of the securities held by the Portfolio may range from three to ten years.

     Mortgage pass-through securities are mortgage-backed securities that represent a participation interest in a pool of residential mortgage loans originated by the U.S. government or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a 'pass-through' of the monthly interest principal payments made by the individual borrowers on the pooled mortgage loans.

     The Portfolio may invest in mortgage pass-through securities that are issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These securities are either direct obligations of the U.S. Government, or the issuing agency/instrumentality has the right to borrow from the U.S. Treasury to meet its obligations, although the Treasury is not legally required to extend credit to the agency/instrumentality.

     Private mortgage pass-through securities also can be Portfolio investments. They are issued by private originators of and investors in mortgage loans, including savings and loan associations and mortgage banks. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of a U.S. Government agency, the securities generally are structured with one or more type of credit enhancement.

     In addition, the Portfolio may invest up to 5% of its net assets in fixed-income securities rated lower than investment grade, commonly known as 'junk bonds.'

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Fixed-Income Securities. Principal risks of investing in the Portfolio are associated with its fixed-income investments. All fixed-income securities, such as corporate bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

     Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed income securities will rise and fall in response to interest rate changes to a greater extent than short-term securities.

     Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities, such as mortgage pass-through securities, which have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Portfolio to invest the proceeds at generally lower interest rates.

     Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Manager and/or Adviser, could reduce the Portfolio's yield, increase the volatility of the Portfolio and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with junk bonds. For more information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                      Annual Total Returns - Calendar Years*
This chart shows how the performance                [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
---------------------------------------
Calendar Years  Average Annual Return
---------------------------------------
1995                  12.44%
1996                   3.15%
1997                   6.58%
1998                   6.47%
1999                  (0.73%)

     During the periods shown in the bar chart, the highest return for a calendar quarter was 3.99% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -0.73% (quarter ended March 31, 1996). Year-to-date total return as of September 30, 2000 for Class C shares was 5.29%.

     * Class C shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and C shares are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                      Past       Past     Life of Portfolio
                                     1 Year     5 Years     (since 9/2/94)
--------------------------------------------------------------------------------
Investment Quality Bond
    Portfolio(1)                     -1.73%      5.64%          5.00%

Lehman Intermediate
Government/Corporate Bond
    Index(2)                          0.39%      7.09%          6.43%

Lipper Short-Intermediate
Investment Grade Debt Funds
    Index(3)                          1.19%      6.41%          5.89%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class C shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares as described under "Contingent Deferred Sales Charge."

     (2) The Lehman Intermediate Government/Corporate Bond Index is composed of the bonds in the Lehman Government/Corporate Bond Index that have maturities between 1 and 9.99 years. The Lehman Government/Corporate Bond Index consists of approximately 5,400 issues. The securities must be investment grade (BAA or higher) with amounts outstanding in excess of $1 million and have at least one year to maturity. The Lehman Index is an unmanaged index that does not include fees and expenses. Investors may not invest directly in the Index.

     (3) The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years. Investors may not invest directly in the Index.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

MUNICIPAL BOND PORTFOLIO

Investment Objective

     The Municipal Bond Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

The Adviser

     The Portfolio is advised by OpCap Advisors. It is managed by a management team lead by Matthew Greenwald, Senior Vice President of Oppenheimer Capital, the parent of OpCap Advisors. Mr. Greenwald has been a fixed income portfolio manager and financial analyst for Oppenheimer Capital since 1989. From 1984-1989 he was a fixed income portfolio manager with PaineWebber's Mitchell Hutchins Asset Management.

Principal Investment Strategies

     The Portfolio will normally invest at least 80% of its assets in securities that pay interest exempt from federal income taxes. The Portfolio's Adviser generally invests the Portfolio's assets in municipal obligations. There are no maturity limitations on the Portfolio's securities. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and their respective agencies. In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis. The Portfolio will invest primarily in municipal bonds rated within the four highest grades by Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch IBCA, Inc. ("Fitch") or, if not rated, of comparable quality in the opinion of the Adviser. The Portfolio may invest without limit in municipal obligations that pay interest income subject to the 'alternative income tax' although it does not currently expect to invest more than 20% of its total assets in such instruments. Some shareholders may have to pay tax on distributions of this income.

     Municipal bonds, notes and commercial paper are commonly classified as either 'general obligation' or 'revenue.' General obligation bonds, notes, and commercial paper are secured by the issuer's faith and credit, as well as its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue category are participations in lease obligations. The Portfolio's municipal obligation investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Credit and Interest Rate Risks. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.

     Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. The issuers of private activity bonds, used to finance projects in sectors such as industrial development and pollution control, also may be negatively impacted by the general credit of the user of the project. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Certain lease obligations contain 'non-appropriation' clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing 'non-appropriation' clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

     Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

     The Portfolio is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of its portfolio securities to fall substantially.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                     Annual Total Returns - Calendar Years*
This chart shows how the performance                [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
---------------------------------------
Calendar Years  Average Annual Return
---------------------------------------
1995                  15.21%
1996                   3.05%
1997                   8.27%
1998                   5.38%
1999                  (6.72%)

     During the period shown in the bar chart, the highest return for a calendar quarter was 5.85% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -2.94% (quarter ended June 30, 1999). Year-to-date total return as of September 30, 2000 for Class C shares was 6.72%.

     * Class C shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and C shares are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                      Past       Past      Life of Portfolio
                                     1 Year     5 Years     (since 9/2/94)
--------------------------------------------------------------------------------
Municipal Bond Portfolio(1)          -7.72%      4.95%           3.79%

Lehman Municipal Bond Index(2)       -2.06%      6.90%           5.88%

Lipper General Municipal Debt
  Funds Index(3)                     -4.07%      6.14%           5.12%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class C shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares as described under "Contingent Deferred Sales Charge."

     (2) The Lehman Brothers Municipal Bond Index consists of approximately 25,000 municipal bonds which are selected to be representative of the long-term, investment grade tax-exempt bond market. The bonds selected for the index have the following characteristics: a minimum credit rating of at least Baa; an original issue of at least $50 million; at least $3 million of the issue outstanding; issued within the last five years; and a maturity of at least one year. The Lehman Index is an unmanaged index that does not include fees and expenses. Investors may not invest directly in the Index.

     (3) The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. Investors may not invest directly in the Index.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

LARGE CAPITALIZATION VALUE PORTFOLIO

Investment Objective

     The Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

The Adviser


     The Portfolio is advised by OpCap Advisors. It is managed by a portfolio team comprised of senior professionals of OpCap Advisors. One member of the team, Frank LeCates, has primary supervisory authority over implementation of the management team's purchase and sale recommendations. Mr. LeCates is the Director of Research at Oppenheimer Capital, the parent of OpCap Advisors. Mr. LeCates brings 32 years of investment experience to his current position. Formerly with Donaldson, Lufkin & Jenrette for 18 years, he has served as head of institutional equity sales, Director of Research and as a securities analyst. Mr. LeCates, a Chartered Financial Analyst, is a graduate of Princeton University and earned his MBA in finance from Harvard Business School.


Principal Investment Strategies

     The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks. At least 65% of the Portfolio assets will be invested in common stocks of issuers with total market capitalizations of $1 billion or greater at the time of purchase. In determining which securities to buy, hold or sell, the Adviser focuses its investment selection on highly liquid equity securities that, in the Adviser's opinion, have above average price appreciation potential at the time of purchase. In general, securities are characterized as having above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Other factors, such as earnings, the issuer's ability to generate cash flow in excess of business needs and sustain above average profitability, as well as industry outlook and market share, are also considered by the Adviser.

     In addition, the Portfolio may invest in stock index futures contracts and options.

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments including the risks associated with stock index futures contracts and options. For information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                    Annual Total Returns - Calendar Years*
This chart shows how the performance               [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
---------------------------------------
Calendar Years  Average Annual Return
---------------------------------------
1995                  36.98%
1996                  23.98%
1997                  25.49%
1998                  11.77%
1999                   0.52%

     During the period shown in the bar chart, the highest return for a calendar quarter was 14.90% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.09% (quarter ended September 30, 1998). Year-to-date total return as of September 30, 2000 for Class C shares was -0.27%.

     * Class C shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and C shares are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                      Past        Past     Life of Portfolio
                                     1 Year     5 Years      (since 9/2/94)
--------------------------------------------------------------------------------
Large Capitalization Value
      Portfolio(1)                   -0.48%      19.21%          17.24%

    S&P/Barra Value Index(2)         12.73%      22.94%          20.37%

    Morningstar Large Value
       Average(3)                     6.62%      19.59%          17.60%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class C shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares as described under "Contingent Deferred Sales Charge."

     (2) The S&P/Barra Value Index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. This unmanaged Index contains stocks with lower price-to-book ratios and is market capitalization weighted. The S&P/Barra Value Index does not include fees and expenses, and investors may not invest directly in the Index.

     (3) The Morningstar Large Value Average, as of August 31, 2000, consisted of 669 mutual funds comprised of large market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

LARGE CAPITALIZATION GROWTH PORTFOLIO

Investment Objective

The Large Capitalization Growth Portfolio seeks capital appreciation.

The Adviser

     The Portfolio is advised by Harris Bretall Sullivan & Smith, L.L.C. Stock selection for the Portfolio is made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by a management team lead by Jack Sullivan and Gordon Ceresino. Mr. Sullivan is a partner of Harris Bretall and has been associated with the firm since 1981. Mr. Ceresino is a Partner of Harris Bretall and has been associated with the firm since 1991.

Principal Investment Strategies

     The Portfolio will normally invest at least 80% of its assets in a diversified portfolio of common stocks that, in the Adviser's opinion, are characterized by earnings growth in excess of that of the S&P 500. The Portfolio will also normally invest at least 65% of its assets in common stocks of issuers with total market capitalizations of $3 billion or more. In deciding which securities to buy, hold or sell, the Adviser evaluates factors believed to be favorable to long-term capital appreciation, including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The Adviser also analyzes the issuer's position within its industry as well as the quality and experience of the issuer's management.

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the 'Additional Risk Information' section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                      Annual Total Returns - Calendar Years*
This chart shows how the performance                 [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
---------------------------------------
Calendar Years  Average Annual Return
---------------------------------------
1995                  28.98%
1996                  13.43%
1997                  35.52%
1998                  36.44%
1999                  33.83%

     During the period shown in the bar chart, the highest return for a calendar quarter was 34.27% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.18% (quarter ended September 30, 1998). Year-to-date total return as of September 30, 2000 for Class C shares was -3.77%.

     * Class C shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and C shares are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                     Past        Past     Life of Portfolio
                                    1 Year     5 Years      (since 9/2/94)
--------------------------------------------------------------------------------
Large Capitalization Growth
     Portfolio(1)                   32.83%      28.82%          26.79%

   S&P/Barra Growth Index(2)        28.25%      33.64%          31.05%

   Morningstar Large Growth
   Average(3)                       38.48%      29.46%          26.78%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class C shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares as described under "Contingent Deferred Sales Charge."

     (2) The S&P/Barra Growth Index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. This unmanaged Index contains stocks with higher price-to-book ratios and is market capitalization weighted. The S&P/Barra Growth Index does not include fees and expenses, and investors may not invest directly in the Index.

     (3) The Morningstar Large Growth Average, as of August 31, 2000, consisted of 698 mutual funds comprised of large market capitalization stocks with the highest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

SMALL CAPITALIZATION PORTFOLIO

Investment Objective

The Small Capitalization Portfolio seeks maximum capital appreciation.

The Adviser


     The Portfolio is advised by Fox Asset Management, Inc. The Portfolio is co-managed by J. Peter Skirkanich and George C. Pierides, who are the key small-cap personnel on the firm's Investment Committee. Mr. Skirkanich is the President and Chief Investment Officer of Fox and founded the firm in 1985. Mr. Pierides is a Managing Director, spearheads the firm's small-cap efforts and joined the firm in 1995 from Windward Asset Management, an all-cap investment management firm.


Principal Investment Strategies


     The Portfolio will normally invest at least 80% of its assets in common stocks. Normally 80% of the Portfolio will be invested in companies whose stock market capitalizations fall within the range of capitalizations in the Russell 2000 Index. The Portfolio will also occasionally invest a portion of its assets in mid-cap stocks with compelling valuations and fundamentals that are small relative to their industries, and it will not immediately sell a security that was bought as a small-cap stock but through appreciation has become a mid-cap stock. In selecting securities for the Portfolio, the Adviser begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings and price-to-cash flow multiples. The Adviser also attempts to discern situations where intrinsic asset values are not widely recognized. The Adviser favors such higher-quality companies that generate strong cash flow, provide above-average free cash flow yields and maintain sound balance sheets. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. While the Adviser employs a disciplined "bottom-up" approach that attempts to identify undervalued stocks, it nonetheless is sensitive to emerging secular trends. The Adviser does not, however, rely on macroeconomic forecasts in its stock selection efforts and prefers to remain fully invested.


Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Common Stocks. A principal risk of investing in the Portfolio is associated with common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.


     Small and Medium Capitalization Companies. The Portfolio's investments in smaller and medium-sized companies carry more risk than investments in larger companies. While some of the Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on the Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing its securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of the Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.


     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the 'Additional Risk Information' section. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                     Annual Total Returns - Calendar Years*
This chart shows how the performance               [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
---------------------------------------
Calendar Years  Average Annual Return
---------------------------------------
1995                  27.31%
1996                  15.89%
1997                  23.20%
1998                 (18.61%)
1999                  12.77%

     During the period shown in the bar chart, the highest return for a calendar quarter was 22.62% (quarter ended June 30, 1999) and the lowest return for a calendar quarter was -28.41% (quarter ended September 30, 1998). Year-to-date total return as of September 30, 2000 for Class C shares was 13.50%.

     * Class C shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and C shares are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                    Past         Past      Life of Portfolio
                                   1 Year      5 Years       (since 9/2/94)
--------------------------------------------------------------------------------
Small Capitalization                11.77%       10.82%           9.52%
Portfolio(1)

Russell 2000 Index(2)               21.26%       16.69%           15.09%

Morningstar Small Value
   Average(3)                        4.33%        14.62%           13.09%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class C shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares as described under "Contingent Deferred Sales Charge."

     (2) The Russell 2000 Index is comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks which are included in the Russell 3000 index. The common stocks included in the Russell 2000 Index represent approximately 10% of the U.S. equity market as measured by market capitalization. The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market. The Russell 2000 Index is an unmanaged index which does not include fees and expenses, and whose performance reflects reinvested dividends. Investors may not invest in the Index directly.

     (3) The Morningstar Small Value Average, as of August 31, 2000, consisted of 211 mutual funds comprised of small market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

INTERNATIONAL EQUITY PORTFOLIO

Investment Objective

The Portfolio seeks long-term capital appreciation.

The Adviser


     The Portfolio is advised by Friends Ivory & Sime, Inc. The Portfolio is managed by a management team lead by Julie Dent, Director of Global Funds at Friends Ivory & Sime plc who has been overseeing the management of the Portfolio since January 31, 1997. Ms. Dent joined Friends Ivory & Sime in 1986 and, as a member of the Asset Allocation Committee, is responsible for asset allocation and overseeing the management of global and international accounts for U.S. and Japanese clients. Individual stocks are selected by the regional Equity Teams which operate on a sectoral basis. Ian Peart is the European team leader; Rowan Chaplin is the Japan team leader; and Mearns Nimmo is the Pacific Rim team leader.


Principal Investment Strategy

     The Portfolio will normally invest at least 80% of its assets in the equity securities of companies located outside of the United States. Equity securities consist of common and preferred stock and other securities such as depositary receipts, bonds, rights and warrants that are convertible into common stock. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers located in at least three foreign countries, including countries with developing and emerging economies. The Portfolio expects that its investments in foreign issuers will generally take the form of depositary receipts. These are dollar denominated receipts which represent and may be converted into the underlying foreign security. Depositary receipts are publicly traded on exchanges or over-the-counter in the United States. In deciding which securities to buy, hold or sell, the Adviser considers economic developments, industry prospects and other factors such as an issuer's competitive position or potential earnings.

Principal Risks

     There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

     Foreign Securities. A principal risk of investing in the Portfolio is associated with foreign stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

     The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

     Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.

     Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets. Delays in purchasing securities may result in the Portfolio losing investment opportunities. The inability to dispose of foreign securities due to settlement delays could result in losses to the Portfolio due to subsequent declines in the value of the securities. Issuers of the foreign security represented by a depositary receipt may not be obligated to disclose material information in the United States.





     The Portfolio may invest in foreign securities issued by companies located in developing or emerging countries. Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

     The Portfolio may invest in foreign small capitalization securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

     Other Risks. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, see the "Additional Risk Information" section.

     Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

     The bar chart and table below provide some indication of the risks of investing in the Portfolio. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.


ANNUAL TOTAL RETURNS                     Annual Total Returns - Calendar Years*
This chart shows how the performance              [OBJECT OMITTED]
of the Portfolio's shares has varied
from year to year over the life of
the Portfolio.
---------------------------------------
Calendar Years  Average Annual Return
---------------------------------------
1995                   3.08%
1996                   6.56%
1997                   6.91%
1998                  13.22%
1999                  35.64%

     During the period shown in the bar chart, the highest return for a calendar quarter was 27.38% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -16.13% (quarter ended March 31, 1999). Year-to-date total return as of September 30, 2000 for Class C shares was -13.65%.

     *Class C shares of the Portfolio commenced operations on January 4, 1999. The returns shown in the chart for the calendar years 1995 through 1998 are for Class I shares of the Portfolio which are offered in a separate prospectus. Class I and C shares are invested in the same portfolio of securities. The returns for Class C shares would differ from those for Class I only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS

     This table compares the average annual returns of the Portfolio's shares with those of a broad measure of market performance over time. The Portfolio's returns assume you sold the shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
--------------------------------------------------------------------------------
                          Average Annual Total Returns (as of December 31, 1999)
                                     Past        Past     Life of Portfolio
                                    1 Year     5-Years      (since 9/2/94)
--------------------------------------------------------------------------------
International Equity                34.64%      13.23%          11.06%
Portfolio(1)

Morgan Stanley EAFE Index (U.S.
Dollars)(2)                         26.97%      12.83%          11.10%
--------------------------------------------------------------------------------
     (1) The return for the past 1 year (since 1/4/99) is for Class C shares. The returns for the past 5 year period and life of Portfolio are for Class I shares of the Portfolio. The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C shares as described under "Contingent Deferred Sales Charge."

     (2) The Europe, Australia, Far East Index ("EAFE") is a widely recognized index prepared by Morgan Stanley Capital International. This unmanaged index consists of non-U.S. companies which are listed on one of twenty foreign markets and assumes the reinvestment of dividends. This Index does not include fees and expenses, and investors may not invest in the Index directly. The Gross Domestic Product ("GDP") version of the Index is used above.


Fees and Expenses

     For a description of the fees and expenses that you may pay if you buy and hold shares of the Portfolio, see the "Summary of Trust Expenses" section.

                            SUMMARY OF TRUST EXPENSES


     Annual Portfolio Operating Expenses. The following table lists the costs and expenses that an investor will incur as a shareholder of each of the Portfolios based on operating expenses incurred during the fiscal year ended August 31, 2000.


                                          U.S.
                                          Government   Investment           Large          Large
                                          Money Market Quality    Municipal Capitalization Capitalization Small        International
                                          Portfolio    Bond       Bond      Value          Growth         Capitalization  Equity
                                                       Portfolio  Portfolio Portfolio      Portfolio      Portfolio       Portfolio
                                          ------------ ---------- --------- -------------- -------------- -------------   ----------
Shareholder Fees
   Maximum Sales Charge on Purchases of
Shares                                        None        None       None       None           None           None           None
     (as a % of offering price)
   Sales Charge on Reinvested Dividends
(as a %                                       None        None       None       None           None           None           None
     of offering price)
   Maximum Contingent Deferred Sales
Charge
     (as a % of net asset value at the          1%          1%         1%         1%             1%             1%             1%
time of
     purchase or sale, whichever is
less)(1)
   Exchange Fee                               None        None       None       None           None           None           None
Annual Portfolio Operating Expenses
(expenses that are deducted form
Portfolio assets as a percentage of
average net assets)
    Management Fees                          0.475%      0.55%       0.55%       0.65%         0.65%           0.65%          0.75%
    Distribution (Rule 12b-1                 1.00%       1.00%       1.00%       1.00%         1.00%           1.00%          1.00%
    Expenses)(2)
    Other Expenses                           .395%       0.42%       1.29%       0.20%        (0.20%)          0.09%          0.23%
Total Annual Portfolio Operating             1.87%       1.97%       2.84%       1.85%         1.63%           1.74%          1.98%
Expenses(3)
Fee Waiver (and/or Expense Reimbursement)* --------     (0.05%)     (0.64%)   --------        (0.04%)         (0.02%)        (0.16%)

Net Expenses                                 1.87%       1.92%       2.20%       1.85%         1.59%           1.72%          1.82%



     (1) Only applicable to redemptions made witin one year after purchase (see "Contingent Deferred Sales Charge")

     (2) The 12b-1 fee is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class C Shares. Up to 0.25% of the average daily net assets may be paid directly to the Manager for support services. A portion of the fee payable pursuant to the plan to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

     (3) "Total Annual Portfolio Operating Expenses," as shown above, are based upon the sum of Management Fees, 12b-1 Fees and "Other Expenses."


     * Management Fees, Other Expenses, Fee Waiver and/or Reimbursement, and Net
Expenses: Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate ranging from .475% to .75% of the value of the average daily net assets of the Portfolio. The fees of each Adviser are paid by the Manager. The nature of the services provided to, and the aggregate management fees paid by each Portfolio are described under 'Investment Manager.' Class C Shares commenced operations on January 4, 1999. The Portfolios benefit from expense offset arrangements with the Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset for each respective portfolio was as follows: U.S. Government Money Market, 0%; Investment Quality Bond, 0.04%; Municipal Bond, 0.02%; Large Capitalization Value, 0%; Large Capitalization Growth, 0.04%; Small
Capitalization, 0%; and International Equity, 0.16%. Under applicable SEC regulations, the amount by which Portfolio expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, a Portfolio's allocated portion of the costs associated with maintaining the Trust's legal existence and the costs involved in the Trust's communications with shareholders. The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement, the Manager is currently waiving its management fees and/or assuming certain other operating expenses of the Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the Portfolios up to five years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Portfolio if it would result in the Portfolio exceeding its Expense Cap. The following are the Expense Caps for each of the Portfolios: U.S. Government Money Market,
2.125%; Investment Quality Bond, 2.20%; Municipal Bond, 2.20%; Large Capitalization Value, 2.30%; Large Capitalization Growth, 2.30%; Small Capitalization, 2.30%; and International Equity, 2.40%. The Expense Agreement can be terminated by either party, without penalty, upon 60 days prior notice. For the year ended August 31, 2000, reimbursement payments were made by the following Portfolios to the Manager under the terms of the Expense Agreement:
$5,648, $1,276, $4,904, $936 and $9,358 for the Large Capitalization Value, Large Capitalization Growth, International Equity, Investment Quality Bond and Money Market Portfolios, respectively.


     Example. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

 - If You SOLD Your Shares:



                          U.S.
                          Government   Investment               Large          Large
                          Money Market Quality      Municipal   Capitalization Capitalization Small          International
                          Portfolio    Bond         Bond        Value          Growth         Capitalization Equity
                                       Portfolio    Portfolio   Portfolio      Portfolio      Portfolio      Portfolio
                          ---------    ------------ ----------  -------------- -------------- -------------- --------------
1 year                       $296        $306          $331           $294          $271           $282            $307
3 years                       607         638           711            600           530            565             642
5 years                     1,043       1,096         1,218          1,032           913            973           1,102
10 years                    2,254       2,363         2,610          2,232         1,988          2,111           2,374

- If You HELD Your Shares:

                          ---------    -----------  ----------  -------------- --------------- -------------- --------------
1 year                       $196        $206          $231           $194          $171           $182            $207
3 years                       607         638           711            600           530            565             642
5 years                     1,043       1,096         1,218          1,032           913            973           1,102
10 years                    2,254       2,363         2,610          2,232         1,988          2,111           2,374



ADDITIONAL INVESTMENT STRATEGY INFORMATION

     This section provides additional information relating to each Portfolio's principal strategies.

     Defensive Investing. The Portfolios are intended primarily as vehicles for the implementation of a long term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Adviser of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Adviser's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed.

     Forward Currency Contracts. A Portfolio's investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. A Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities or securities it may purchase and the currencies in which they are determined or to gain exposure to currencies underlying various securities or financial instruments.

     Investment Policies. The percentage limitations relating to the composition of a Portfolio referenced in the discussion of a Portfolio apply at the time a Portfolio acquires an investment and refer to the Portfolio's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.


ADDITIONAL RISK INFORMATION

     This section provides additional information relating to principal risks of investing in the Portfolios.


     The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described.

     Junk Bonds. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Trust's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

     Securities Rated in the Lowest Investment Grade Category. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

     Options and Futures. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the stock, bond, stock index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

     Forward Currency Contracts. A Portfolio's participation in forward currency contracts also involves risks. If the Adviser employs a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve a significant risk.

INVESTMENT MANAGER

     Saratoga Capital Management serves as the Trust's Manager. The Manager, subject to the review and approval of the Board of Trustees of the Trust, selects Advisers for each Portfolio and supervises and monitors the performance of each Adviser.

     The Manager may, subject to the approval of the Trustees, replace investment advisers or amend investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such action will benefit a Portfolio and its shareholders. The Manager compensates each Adviser out of its management fee.

     The total amount of investment management fees payable by each Portfolio to the Manager may not be changed without shareholder approval.

Portfolio                              Manager's Fee
                                       --------------

U.S. Government Money Market Portfolio     .475%
Investment Quality Bond Portfolio          .55%
Municipal Bond Portfolio                   .55%
Large Capitalization Value Portfolio       .65%
Large Capitalization Growth Portfolio      .65%
Small Capitalization Portfolio             .65%
International Equity Portfolio             .75%

     The Manager is located at 1501 Franklin Avenue, Mineola, New York 11501-4803. Saratoga Capital Management is a Delaware general partnership which is owned by certain executives of Saratoga Capital Management and by Mr. Ronald
J. Goguen, whose address is Major Drilling Group International Inc., 111 St. George Street, Suite 200, Moncton, New Brunswick, Canada E1C177, Mr. John Schiavi, whose address is Schiavi Enterprises, 985 Main Street, Oxford, Maine 04270, and Mr. Thomas Browne, whose address is Pontil PTY Limited, 14 Jannali Road, Dubbo, NSW Australia 2830.

ADVISERS

The following set forth certain information about each of the Advisers:


     OpCap Advisors ("OpCap"), a registered investment adviser, located at 1345 Avenue of the Americas, New York, NY 10105, serves as Adviser to the Municipal Bond Portfolio and the Large Capitalization Value Portfolio. OpCap is a majority owned subsidiary of Oppenheimer Capital, a registered investment adviser, founded in 1968. Oppenheimer Capital is an indirect wholly owned subsidiary of PIMCO Advisors, L.P. ("PIMCO"), a registered investment adviser. On May 5, 2000, Allianz AG acquired majority ownership of PIMCO Advisors, in part by acquiring all of the publicly traded units of PIMCO Advisors Holdings LP, which owns about 44% of PIMCO Advisors. Allianz has indicated that it intends to maintain the current subsidiaries of PIMCO Advisors, including Oppenheimer Capital, as independent operating units. Allianz is a holding company that owns several insurance and financial service companies and is a subsidiary of Allianz AG, the world's second largest insurance company as measured by premium income. As of August 31, 2000, Oppenheimer Capital and its subsidiary OpCap had assets under management of approximately $38.3 billion.

     Fox Asset Management, Inc. ("Fox"), a registered investment adviser, serves as Adviser to the Investment Quality Bond and Small Capitalization Portfolios. Fox was formed in 1985. Fox is wholly-owned by its current employees, with a controlling interest held by J. Peter Skirkanich, President and Chairman of Fox's Investment Committee. Fox is located at 44 Sycamore Avenue, Little Silver, NJ 07739. As of August 31, 2000, assets under management by Fox were approximately $1.8 billion.

     Harris Brettal Sullivan & Smith, L.L.C. ("Harris Bretall"), a registered investment adviser, serves as Adviser to the Large Capitalization Growth Portfolio. The firm's predecessor, Harris Bretall Sullivan & Smith, Inc., was founded in 1971. Value Asset Management, Inc., a holding company owned by BancBoston Ventures, Inc., is the majority owner. Located at One Sansome Street, Suite 3300, San Francisco, CA 94104, the firm managed assets of approximately 7 billion as of August 31, 2000.

     Sterling Capital Management Company ("Sterling"), a registered investment adviser, is the Adviser to the U.S. Government Money Market Portfolio. Sterling is a North Carolina corporation formed in 1970 and located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. Sterling is a wholly-owned subsidiary of Old Mutual plc and provides investment management services to corporations, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of August 31, 2000, Sterling had approximately $3 billion in assets under management. It is anticipated that a buyout of Sterling by its employees will occur on or around January 1, 2001, after which Sterling will be a North Carolina limited liability company that is 100% owned by its employees.


     Friends Ivory & Sime, Inc. ("FIS"), a registered investment adviser, is the Adviser to the International Equity Portfolio and, in connection therewith, has entered into a sub-investment advisory agreement with Friends Ivory & Sime plc of London, England. Pursuant to such sub-investment advisory agreement, Friends Ivory & Sime plc performs investment advisory and portfolio transaction services for the Portfolio. While Friends Ivory & Sime plc is responsible for the day-to-day management of the Portfolio's assets, FIS reviews investment performance, policies and guidelines, facilitates communication between Friends Ivory & Sime plc and the Manager and maintains certain books and records.


     FIS (formerly Ivory & Sime International, Inc.) was organized in 1978, and as of February, 1998 is a wholly-owned subsidiary of Friends Ivory & Sime plc. FIS offers clients in the United States the services of Friends Ivory & Sime plc in global securities markets. Friends Ivory & Sime plc is a subsidiary of Friends Provident Group. Friends Provident was founded in 1832, and is a mutual life assurance company registered in England. As of August 31, 2000, the firm and its affiliates managed approximately $55 billion of global equity investments. FIS is located at One World Trade Center, Suite 2101, New York, NY 10048, and Friends Ivory & Sime plc is located at 100 Wood Street, London, England EC2V 7AN.


ADMINISTRATION

     State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the assets of the Trust, and calculates the net asset value of the shares of each Portfolio and creates and maintains the Trust's required financial records.

     Funds Distributor, Inc. provides administrative services and manages the administrative affairs of the Trust.


                             SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

     The price of shares of each Portfolio called "net asset value," is based on the value of the Portfolio's investments.

     The net asset value per share of each Portfolio is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

     The value of each Portfolio's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which an Adviser determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trust's Board of Trustees. In these cases, the Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price.

     All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

PURCHASE OF SHARES

     Purchase of shares of a Portfolio must be made through a dealer having a sales agreement with Funds Distributor, Inc., the Trust's general distributor (the "Distributor"), or directly through the Distributor. Shares of a Portfolio are available to participants in Consulting Programs and to other investors and investment advisory services. The purchase price is the net asset value per share next determined after receipt of an order by the Distributor.

     The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.

     The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

CONTINGENT DEFERRED SALES CHARGE

     Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor's purchase payments for shares made during the one year preceding the redemption. In addition, shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets. Shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption.

     CDSC Waivers. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

     In addition, the CDSC, if otherwise applicable, will be waived in the case of:

     (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

     (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a 'key employee' of a 'top heavy' plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;

     (3) certain redemptions pursuant to the Portfolio's Systematic Withdrawal Plan (see "Redemption of Shares-Systematic Withdrawal Plan").

     With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term 'distribution' does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder's entitlement.

PLAN OF DISTRIBUTION

     The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the sale and distribution of shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average net assets. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. The fee is treated by each Portfolio as an expense in the year it is accrued. Because the fee is paid out of each Portfolio's assets on an ongoing basis, over time the fee may increase the cost of your investment and may cost you more than paying other types of sales charges. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

     Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of Dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate Dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

     Continuous Offering. For Class C shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

     The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact the Trust at 800-807-FUND (800-807-3863).

     The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

     The Distributor will from time to time provide compensation to dealers in connection with sales of shares of the Trust including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

REDEMPTION OF SHARES

     Shares of a Portfolio may be redeemed on any day that the Portfolio calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day less the amount of any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined less any applicable CDSC. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account within seven days after receipt of a redemption request Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days from the purchase date.

     Redemption requests may be given to a dealer having a selling agreement with the Distributor (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account.

     The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

     Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

     1.  Re-registration of the account.
     2.  Changing bank wiring instructions on the account.
     3.  Name change on the account.
     4.  Setting up/changing systematic withdrawal plan to a secondary address.
     5.  Redemptions greater than $25,000.
     6. Any redemption check that is made payable to someone other than the shareholder(s).
     7. Any redemption check that is being mailed to a different address than the address of record.
     8.  Your account registration has changed within the last 30 days.


     You should be able to obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     Systematic Withdrawal Plan. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders. Any Portfolio from which redemptions will be made pursuant to the Plan will be referred to as a "SWP Portfolio". The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio's shares, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Shares"), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Portfolio account, based on the Share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first followed by shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.

     A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Portfolios.

     The addition of a new SWP Portfolio will not change the account value for the 12% CDSC waiver for the SWP Portfolios already participating in the Withdrawal Plan.

     Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Manager for further information about the Withdrawal Plan.

     Reinstatement Privilege. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolios in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request (made in writing to and approved by the Manager), together with the proceeds, is received by the Transfer Agent and receive a pro-rata credit for any CDSC paid in connection with such redemption or repurchase.

     Involuntary Redemptions. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption.

     No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. The Trust may in the future offer an exchange feature involving shares of an unaffiliated Fund group subject to receipt of appropriate regulatory relief.

     Exchange Privilege. Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values.

     An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

     The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

     With regard to redemptions and exchanges made by telephone, the Distributor and the Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

     Because excessive trading (including short-term 'market timing' trading can limit a Portfolio's performance, each Portfolio may refuse any exchange orders
(1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

DIVIDENDS AND DISTRIBUTIONS

     Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase up to an including the date of redemption. Dividends attributable to the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

     TAX CONSEQUENCES The following tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Trust.

     Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Trust.

     With respect to the Municipal Bond Portfolio, distributions designated as 'exempt - interest dividends' generally will be exempt from regular federal income tax. However, income exempt from regular federal income tax may be subject to state or local tax. In addition, income derived from certain municipal securities may be subject to the federal 'alternative minimum tax.' Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

     You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

     Taxes on Sales. Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Portfolio is treated for tax purposes like a sale of your original Portfolio shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

     When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

     The financial highlights table is intended to help you understand each Portfolio's financial performance for the life of each Portfolio. The total returns in the table represent the rate an investor would have earned or lost on an investment in each respective Portfolio (assuming reinvestment of all dividends and distributions).

     This information has been audited by Ernst & Young LLP, Independent Auditors whose report, along with the financial statements for each Portfolio is included in the annual report, which is available upon request.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                  INCOME FROM                   DIVIDENDS AND
                                                INVESTMENT OPERATIONS           DISTRIBUTIONS                   RATIOS
                               ---------------------------------------------------------------------   -----------------------------




                                                                                                                    Ratio
                                                                      Distributions                      Ratio      of Net
                                       Net                                  to                           of Net   Investment
                                    Realized               Dividends  Shareholders                      Operating  Income
               Net Asset              And                     to       from Net    Net              Net  Expenses   (Loss)
                Value,             Unrealized      Total   Shareholders Realized  Asset           Assets    to        to
               Beginning   Net     Investment   Gain(Loss)  from Net     Gains    Value,          End of  Average Average Portfolio
                 of       Income       on       Investment Investment     on      End of   Total  Period   Net       Net    Turnover
                Period    (Loss)   Investments  Operations  Income    Investments Period  Return* (000's)Assets(2) Assets(2)  Rate

--------------------------------------------------------------------------------
Large Capitalization Value Portfolio (Class C)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000 $20.52      $0.05  ($0.33)     ($0.28)    ($0.17)    ($1.80)  $18.27   (1.39%)   $3,509  1.85%  (0.13%)         90%

January 4, 1999 (2)
to August 31, 1999  20.21   0.04  0.27         0.31           --      --      20.52    1.53%    1,138  0.61%(1,3)(0.56%)(1,3) 67%

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income
(loss) to average daily net assets would have been 1.85% and (0.13%), respectively, for the year ended August 31, 2000, 1.41% and 1.36%, respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.


--------------------------------------------------------------------------------
Large Capitalization Growth Portfolio (Class C)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000$26.78     ($0.26)       $8.19       $7.93     --        ($1.66)   $33.05   30.30%    $7,017  1.59%(1) (1.06%)(1) 33%

January 4, 1999 (2)
to August 31, 1999 24.74 (0.10)        2.14     2.04     --         --          26.78     8.25%  2,209  1.22%(1,3)(0.82%)(1,3)   39%


     (1) During the fiscal  periods  ended  August 31, 2000 and August  31,1999,
Saratoga   Capital   Management   waived  a  portion  of  its  management  fees.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 1.63% and
(1.02%),  respectively,  for the year ended  August 31,  2000,  1.34% and 0.94%, respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes  reinvestment of all dividends and distributions.  Aggregate (not annualized) total return is shown for any period shorter than one year.




--------------------------------------------------------------------------------
Small Capitalization Portfolio (Class C)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000$10.06   ($0.07)       $2.86   $2.79     --     ($0.12)     $12.73    28.22%  $1,693  1.72%(1)(0.79%)(1)       59%

January 4, 1999 (2)
To August 31, 1999 9.33  (0.02)    0.75         0.73     --         --      10.06    7.82%     243   1.46%(1,3)(1.09%)(1,3)   32%

     (1) During the fiscal  periods  ended  August 31, 2000 and August 31, 1999,
Saratoga   Capital   Management   waived  a  portion  of  its  management  fees.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 1.74% and
(0.76%),  respectively,  for the year ended August 31, 2000,  1.56% and (1.19%), respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes  reinvestment of all dividends and distributions.  Aggregate (not annualized) total return is shown for any period shorter than one year.



--------------------------------------------------------------------------------
International Equity Portfolio (Class C)
--------------------------------------------------------------------------------
Year ended
August 31, 2000$13.10     $-       $2.56      $2.56    ($0.08)    ($0.18)   $15.40  19.54%  $1,534  1.82%     (0.45%)          45%

January 4, 1999 (2)
to August 31, 1999  12.29 0.02     0.79         0.81     --         --        13.10   6.59%   380   1.15%(1,3) 0.20%(1,3)    46%

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income
(loss) to average daily net assets would have been 1.98% and (0.29%), respectively, for the year ended August 31, 2000, 1.29% and 0.34%, respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.


--------------------------------------------------------------------------------
Investment Quality Bond Portfolio (Class C)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000$9.89    $0.46    $0.01      $0.47    ($0.46)        --     $9.90  4.88%   $1,361  1.92%     4.69%            53%

January 4, 1999 (2)
to August 31, 1999  10.29  0.28    (0.40)     (0.12)     (0.28)     --      9.89  (1.21%)   284  1.26%(1,3)2.69%(1,3)          62%


     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management  waived a  portion  of its  management  fees.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average   daily  net  assets   would  have  been  1.97%  and  4.74%,
respectively, for the year ended August 31, 2000, 1.30% and 2.73%, respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes  reinvestment of all dividends and distributions.  Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
Municipal Bond Portfolio (Class C)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000 $10.00    $0.35  $0.13   $0.48    ($0.33)    ($0.06)    $10.09   4.97%      $114     2.20%(1)    3.40%(1)     12%

January 4, 1999 (2)
to August 31, 1999 10.66    0.25    (0.68)      (0.43)     (0.23)     --        10.00    (4.12%)     38  0.68%(1,3) 2.64%(1,3) 23%

     (1) During the fiscal  periods  ended  August 31, 2000 and August 31, 1999,
Saratoga   Capital   Management   waived  a  portion  of  its  management  fees.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers  assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 2.84% and
2.76%,  respectively,  for the year  ended  August  31,  2000,  1.82% and 3.78%, respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     (3) Not Annualized
     * Assumes  reinvestment of all dividends and distributions.  Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
U.S. Government Money Market Portfolio (Class C)
--------------------------------------------------------------------------------
Year Ended
August 31, 2000 $1.000      $0.040      --          $0.040   ($0.040)    --    $1.000     4.10%      $805    1.87%     4.11%    n/a

January 4, 1999 (2)
to August 31, 1999 1.000     0.022      --          0.022    (0.022)     --     1.000    1.99%   295   1.22%(1,3)  2.03%(1,3)   n/a

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management  waived a  portion  of its  management  fees.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average   daily  net  assets   would  have  been  1.87%  and  4.11%,
respectively, for the year ended August 31, 2000, 1.26% and 2.07%, respectively, for the year ended August 31, 1999.
     (2) Commencement of offering.
     * Assumes  reinvestment of all dividends and distributions.  Aggregate (not annualized) total return is shown for any period shorter than one year.






                                 CLASS C SHARES
                                   PROSPECTUS

                                  THE SARATOGA
                                 ADVANTAGE TRUST



     Additional information about each Portfolio's investments is available in the Trust's Annual and Semi-Annual Reports to Shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The Trust's Statement of Additional Information also provides additional information about each Portfolio. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Trust, or to make shareholder inquiries, please call:

                                 (800) 807-FUND

     You also may obtain information about the Trust by calling your financial advisor or by visiting our Internet site at:

                           http://www.saratogacap.com

     Information about the Trust (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

The Trust's Investment Company Act file number is 811-08542.



                          The Saratoga Advantage Trust
                       Statement of Additional Information




                                 January 1, 2001




Income Portfolios:                      Equity Portfolios:

U.S. Government Money Market Portfolio  Large Capitalization Value Portfolio
Investment Quality Bond Portfolio       Large Capitalization Growth Portfolio
Municipal Bond Portfolio                Small Capitalization Portfolio
                                        International Equity Portfolio


             (each a "Portfolio" and collectively the "Portfolios")


     This Statement of Additional Information is not a Prospectus. Investors should understand that this Statement of Additional Information should be read in conjunction with the Trust's Class I Prospectus, the Trust's Class B Prospectus, or the Trust's Class C Prospectus, each dated January 1, 2001. A copy of each Prospectus may be obtained by written request to Saratoga Capital Management at the address or phone listed below.


                           Saratoga Capital Management
                              1501 Franklin Avenue
                                Mineola, New York
                                   11501-4803


                                  800-807-FUND
                                 (800-807-3863)



                                TABLE OF CONTENTS

                                                                            Page

FUND HISTORY..................................................................3

INVESTMENT OF THE TRUST'S ASSETS..............................................3

INVESTMENT RESTRICTIONS.......................................................11

PRINCIPAL HOLDERS OF SECURITIES AND CONTROL PERSONS OF THE PORTFOLIOS.........13

TRUSTEES AND OFFICERS.........................................................15

MANAGEMENT AND OTHER SERVICES.................................................16

INVESTMENT ADVISORY SERVICES..................................................18

DETERMINATION OF NET ASSET VALUE..............................................21

PORTFOLIO YIELD AND TOTAL RETURN INFORMATION..................................24

CERTAIN TAX CONSIDERATIONS....................................................30

ADDITIONAL INFORMATION........................................................34

FINANCIAL STATEMENTS..........................................................39

APPENDIX A -- RATINGS.........................................................40



                                  FUND HISTORY


     The Trust was organized as an unincorporated business trust under the laws of Delaware on April 8, 1994 and is a trust fund commonly known as a 'business trust.' The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.


                        INVESTMENT OF THE TRUST'S ASSETS

     The investment objective and policies of each Portfolio are described in each Prospectus. A further description of each Portfolio's investments and investment methods appears below.

     COLLATERALIZED MORTGAGE OBLIGATIONS. In addition to securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, another type of mortgage-backed security is the 'collateralized mortgage obligation', which is secured by groups of individual mortgages but is similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, may affect the market value of the obligations. A public market for a particular collateralized mortgage obligation may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations.


     INFORMATION ON TIME DEPOSITS AND VARIABLE RATE NOTES. The Portfolios may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 15% limit on illiquid investments set forth in the Prospectus for each Portfolio.


     The commercial paper obligations which the Portfolios may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit a Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Portfolio as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus there is no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, a Portfolio's Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. A Portfolio will not invest more than 5% of its total assets in variable rate notes. Variable rate notes are subject to the Portfolio's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

     CONVERTIBLE SECURITIES. As specified in the Prospectus, certain of the Portfolios may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its 'investment value' (its value as if it did not have a conversion privilege), and its 'conversion value' (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

     To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, the convertible security will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Portfolios at varying price levels above their investment values and/or their conversion values in keeping with the Portfolios' objectives.

     INSURED BANK OBLIGATIONS. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. A Portfolio may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a Portfolio will treat such obligations as subject to the 15% limit for illiquid investments set forth in the Prospectus unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.


     LENDING PORTFOLIO SECURITIES. To generate income for the purpose of helping to meet its operating expenses, each Portfolio other than the U.S. Government Money Market Portfolio may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of a Portfolio's assets taken at value. A Portfolio's loans of securities will be collateralized by cash, letters or credit or U.S. Government Securities. The cash or instruments collateralizing a Portfolio's loans of securities will be maintained at all times in a segregated account with the Portfolio's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Portfolio is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss off rights in the collateral should the borrower fail financially. The Trust's custodian bank arranges for each Portfolio's securities loans and manages collateral received in connection with these loans.


     WHEN-ISSUED SECURITIES. All Portfolios may take advantage of offerings of eligible portfolio securities on a 'when-issued' basis, i.e., delivery of and payment for such securities take place sometime after the transaction date on terms established on such date. Normally, settlement on U.S. Government securities takes place within ten days. A Portfolio only will make when-issued commitments on eligible securities with the intention of actually acquiring the securities. If a Portfolio chooses to dispose of the right to acquire a when-issued security (prior to its acquisition), it could, as with the disposition of any other Portfolio obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the net assets of a Portfolio would be so committed.

     HEDGING. Certain Portfolios may use certain hedging instruments. To engage in short hedging, a Portfolio would: (i) sell financial futures; (ii) purchase puts on such futures or on individual securities held by it ("Portfolio securities") or securities indexes; or (iii) write calls on Portfolio securities or on financial futures or securities indexes. To engage in long hedging, a Portfolio would: (i) purchase financial futures, or (ii) purchase calls or write puts on such futures or on Portfolio securities or securities indexes.

     Additional information about the Hedging Instruments a Portfolio may use is provided below.

     FINANCIAL FUTURES. No price is paid or received upon the purchase of a financial future. Upon entering into a futures transaction, a Portfolio will be required to deposit an initial margin payment equal to a specified percentage of the contract value. Initial margin payments will be deposited with a Portfolio's custodian bank in an account registered in the futures commission merchant's name; however the futures commission merchant can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent payments, called variation margin, will be made to or from the futures commission merchant on a daily basis. Prior to expiration of the future, if the Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. Although financial futures by their terms call for the actual delivery or acquisition of the specified debt security, in most cases the obligation is fulfilled by closing the position. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded. At present, no Portfolio intends to enter into financial futures and options on such futures if after any such purchase, the sum of initial margin deposits on futures and premiums paid on futures options would exceed 5% of a Portfolio's total assets. This limitation is not a fundamental policy.

     ADDITIONAL INFORMATION ON PUTS AND CALLS. When a Portfolio writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying securities) regardless of market price changes during the call period. If the call is exercised, the Portfolio forgoes any possible profit from an increase in market price over the exercise price. A Portfolio may, in the case of listed options, purchase calls in 'closing purchase transactions' to terminate a call obligation. A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call written is more or less than the price of the call subsequently purchased. A profit may be realized if the call lapses unexercised, because the Portfolio retains the underlying security and the premium received. Sixty percent of any such profits are considered long-term gains and forty percent are considered short-term gains for tax purposes. If, due to a lack of a market, a Portfolio could not effect a closing purchase transaction, it would have to hold the callable securities until the call lapsed or was exercised. A Portfolio's Custodian, or a securities depository acting for the Custodian, will act as the Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC") in connection with listed calls, as to the securities on which the Portfolio has written calls, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Portfolio's entering into a closing purchase transaction.

     When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period (or on a certain date for OTC options) at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the call price plus the transaction costs and the premium paid for the call and the call is exercised. If a call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to purchase the underlying investment.

     With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transaction dealer, without the intermediation of a third party such as the OCC. If a transacting dealer fails to make delivery on the U.S. Government securities underlying an option it has written, in accordance with the terms of that option as written a Portfolio could lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolios will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. In the event that any OTC option transaction is not subject to a forward price at which the Portfolio has the absolute right to repurchase the OTC option which it has sold, the value of the OTC option purchased and of the Portfolio assets used to 'cover' the OTC option will be considered 'illiquid securities' and will be subject to the 15% limit on illiquid securities. The 'formula' on which the forward price will be based may vary among contracts with different primary dealers, but it will be based on a multiple of the premium received by the Portfolio for writing the option plus the amount, if any, of the option's intrinsic value, i.e., current market value of the underlying securities minus the option's strike price.

     A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period (or on a certain date for OTC options). The investment characteristics of writing a put a covered by segregated liquid assets equal to the exercise price of the put are similar to those of writing a covered call. The premium paid on a put written a Portfolio represents a profit, as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Portfolio (as writer) realizes a gain in the amount of the premium. If the put is exercised, the Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Portfolio may incur a loss upon disposition, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     When writing put options, to secure its obligation to pay for the underlying security, a Portfolio will maintain in a segregated account at its Custodian liquid assets with a value equal to at least the exercise price of the option. As a result, the Portfolio forgoes the opportunity of trading the segregated assets or writing calls against those assets. As long as the Portfolio's obligation as a put writer continues, the Portfolio may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Portfolio to purchase the underlying security at the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon the earlier of the expiration of the put, or the consummation by the Portfolio of a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put to it. Furthermore, effecting such a closing purchase transaction will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

     When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment at a fixed exercise price to a seller of a corresponding put on the same investment during the put period if it is a listed option (or on a certain date if it is an OTC option). Buying a put on securities or futures held by it permits a Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. In the event of a decline in the market, the Portfolio could exercise, or sell the put option at a profit that would offset some or all of its loss on the Portfolio securities. If the market price of the underlying investment is above the exercise price and as a result, the put is not exercised, the put is not exercised, the put will become worthless at its expiration date and the purchasing Portfolio will lose the premium paid and the right to sell the underlying securities; the put may, however, be sold prior to expiration (whether or not at a profit). Purchasing a put on futures or securities not held by it permits a Portfolio to protect its Portfolio securities against a decline in the market to the extent that the prices of the future or securities underlying the put move in a similar pattern to the prices of the securities in the Portfolio's portfolio.

     An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. The exercise of calls written by a Portfolio may cause the Portfolio to sell from its Portfolio securities to cover the call, thus increasing its turnover rate in a manner beyond the Portfolio's control. The exercise of puts on securities or futures will increase portfolio turnover. Although such exercise is within the Portfolio's control, holding a put might cause a Portfolio to sell the underlying investment for reasons which would not exist in the absence of the put. A Portfolio will pay a brokerage commission every time it purchases or sells a put or a call or purchases or sells a related investment in connection with the exercise of a put or a call.

     REGULATORY ASPECTS OF HEDGING INSTRUMENTS. Transactions in options by a Portfolio are subject to limitations established (and changed from time to time) by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the on same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options which a Portfolio may write or hold may be affected by options written or held by other investment companies and discretionary accounts of the Portfolio's Adviser, including other investment companies having the same or an affiliated investment adviser. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.


     Due to requirements under the 1940 Act when a Portfolio sells a future, it will segregate on its books, cash or readily marketable short-term (maturing in one year or less) debt instruments in an amount equal to the market value of such future, less the margin deposit applicable to it.


     The Trust and each Portfolio must operate within certain restrictions as to its positions in futures and options thereon under a rule ("CFTC Rule") adopted by the Commodity Futures Trading Commission ("CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Trust and each Portfolio from registration with the CFTC as a 'commodity pool operator' (as defined under the CEA). Under those restrictions, a Portfolio may not enter into any financial futures or options contract unless such transactions are for bona fide hedging purposes, or for other purposes only if the aggregate initial margins and premiums required to establish such non-hedging positions would not exceed 5% of the liquidation value of its assets. Each Portfolio may use futures and options thereon for bona fide hedging or for other purposes within the meaning and intent of the applicable provisions of the CEA.

     POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks with respect to futures and options discussed in the Prospectus and above, there is a risk in selling futures that the prices of futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Portfolio's securities. The ordinary spreads between prices in the cash and future markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     When a Portfolio uses appropriate Hedging Instruments to establish a position in the market as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures or on a particular security, it is possible that the market may decline. If the Portfolio then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, it will realize a loss on the Hedging Instruments that is not offset by a reduction In the price of the securities purchased.

     Transactions  in Hedging  Instruments  may also  result in certain  Federal
income  tax  consequences   described  below  under  the  heading  'Certain  Tax
Considerations.'

     TYPE OF SECURITIES IN WHICH THE INTERNATIONAL EQUITY PORTFOLIO MAY INVEST. As discussed in the Prospectus, the International Equity Portfolio seeks to achieve its investment objectives through investment primarily in equity securities. It is expected that the Portfolio will invest principally in American Depositary Receipts ("ADRs"), Global Depositary Receipts ('GDRs'), and European Depositary Receipts ("EDRs") although it also may invest directly in equity securities. Generally, ADRs and GDRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are deigned for use in the European securities markets. Issuers of the stock of ADRs not sponsored by such underlying issuers are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs. The Portfolio also may purchase shares of investment companies or trusts which invest principally in securities in which the Portfolio is authorized to invest. The return on the Portfolio's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Portfolio's investment in an investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company assets. The Portfolio will not invest in any investment company of trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium. Under the 1940 Act, the Portfolio may not invest more than 10% of its assets in investment companies or more than 5% of its total assets in the securities of any one investment company, nor may it own more than 3% of the outstanding voting securities of any such company. To the extent the Portfolio invests in securities in bearer form it may be more difficult to recover securities in the event such securities are lost or stolen.

     PRIVATE PLACEMENTS. The Portfolios may invest in securities which are subject to restriction on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"), or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Portfolios from disposing of them promptly at reasonable prices. A Portfolio may have to bear the expense of registering such securities for resale and risk the substantive delays in effecting such registration. However, the Portfolios may avail themselves of recently adopted regulatory changes to the 1933 Act ("Rule 144A") which permit the Portfolios to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board of Trustees will carefully monitor the Portfolios' investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

     Securities of foreign issuers often have not been registered in the U.S. Accordingly, if a Portfolio wishes to sell unregistered foreign securities in the U.S. it will avail itself of Rule 144A.

     FOREIGN CURRENCY TRANSACTIONS. When a Portfolio agrees to purchase or sell a security in a foreign market it will generally be obligated to pay or entitled to receive a specified amount of foreign currency and will then generally convert dollars to that currency in the case of a purchase or that currency to dollars in the case of a sale. The Portfolios will conduct their foreign currency exchange transactions either on a spot basis (i.e., cash) at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency contracts ("forward contracts") to purchase or sell foreign currencies. A Portfolio may enter into forward contracts in order to lock in the U.S. dollar amount it must pay or expects to receive for a security it has agreed to buy or sell. A Portfolio may also enter into forward currency contracts with respect to the Portfolio's portfolio positions when it believes that a particular currency may change unfavorably compared to the U.S. dollar. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     A Portfolio will segregate on its books, U.S. Government securities or debt securities in a separate account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of any such contract in such account. If, rather than cash, portfolio securities are used to secure such a forward contract, on the settlement of the forward contract for delivery by the Portfolio of a foreign currency, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an 'offsetting' contract obligating it to purchase, on the same settlement date, the same amount of foreign currency.

     The Portfolios may effect currency hedging transactions in foreign currency futures contacts, exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. The use of forward futures or options contracts will not eliminate fluctuations in the underlying prices of the securities which the Portfolios own or intend to purchase or sell. They simply establish a rate of exchange for a future point in time. Additionally, while these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, their use tends to limit any potential gain which might result from the increase in value of such currency. In addition, such transactions involve costs and may result in losses.

     Although each Portfolio value its assets in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies to U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

     The transactions described in this section may also give risk to certain Federal income tax consequences described below under the heading 'Certain Tax Considerations.'

     ADDITIONAL RISKS. Securities in which the Portfolios may invest are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors and shareholders, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both or imposing other constraints upon enforcement of such obligations.

     RATINGS OF CORPORATE  AND MUNICIPAL  DEBT  OBLIGATIONS.  Moody's  Investors
Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Municipal Division ("Fitch") are private services that provide ratings of the credit quality of debt obligations, including issues of corporate and municipal securities. A description of the range of ratings assigned to corporate and municipal securities by Moody's, S and P and Fitch is included in Appendix A to this Statement of Additional Information. The Investment Quality Bond Portfolio and the Municipal Bond Portfolio may use these ratings in determining whether to purchase, sell or hold a security. These ratings represent Moody's, S&P's and Fitch's opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and ratings may have different market prices. Subsequent to its purchase by the Investment Quality Bond Portfolio or the Municipal Bond Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Advisers to the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will consider such an event in determining whether the Portfolio should continue to hold the obligation but will dispose of such securities in order to limit the holdings of debt securities rated below investment grade to less than 5% of the assets of the respective Portfolio.

     Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax (and also, when available, from the federal alternative minimum tax) are rendered by bond counsel to the issuing authorities at the time of issuance. Neither the Municipal Bond Portfolio nor the Portfolio's Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions. An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors (such as the federal bankruptcy laws) and federal, state and local laws that may be enacted to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There also is the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of principal of an interest on their municipal securities may be materially adversely affected.

     MUNICIPAL NOTES. For liquidity purposes, pending investment in municipal bonds, or on a temporary or defensive basis due to market conditions, the Municipal Bond Portfolio may invest in tax-exempt short-term debt obligations (maturing in one year or less). These obligations, known as 'municipal notes,' include tax, revenue and bond anticipation notes, construction loan notes and tax-exempt commercial paper which are issued to obtain funds for various public purposes; the interest from these Notes is also exempt from federal income taxes. The Municipal Bond Portfolio will limit its investments in municipal notes to those which are rated, at the time of purchase, within the two highest grades assigned by Moody's or the two highest grades assigned by S&P or Fitch, or if unrated, which are of comparable quality in the opinion of the Adviser.

     MUNICIPAL BONDS. Municipal bonds include debt obligations of a state, a territory, or a possession of the United States, or any political subdivision thereof (e.g., countries, cities, towns, villages, districts, authorities) or the District of Columbia issued to obtain funds for various purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to loan to public or private institutions for the construction of facilities such as education, hospital and housing facilities. In addition, certain types of private activity bonds may be issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term municipal bonds if the interest paid thereon is at the time of issuance, in the opinion of the issuer's bond counsel, exempt from federal income tax. The current federal tax laws, however, substantially limit the amount of such obligations that can be issued in each state.

     The two principal classifications of municipal bonds are 'general obligation' and limited obligation or 'revenue' bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, whereas revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Private activity bonds that are municipal bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity revenue bonds is usually directly related to the credit standing of the industrial user involved. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the collateral security of municipal bonds, both within and between the two principal classifications described above.

                             INVESTMENT RESTRICTIONS

     FUNDAMENTAL POLICIES. The Trust on behalf the each Portfolio has adopted certain investment restrictions. Each Portfolio may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government Securities, or acquire more than 10% of any class of the outstanding voting securities of any one issuer. In addition, except as described above with respect to the Municipal Bond Portfolio, each Portfolio may not invest 25% or more of its total assets in securities of issuers in any one industry. The Trust on behalf of a Portfolio may borrow money as a temporary measure from banks in an aggregate amount not exceeding one-third of the value of the Portfolio's total assets to meet redemptions and for other temporary or emergency purposes not involving leveraging. A Portfolio may not purchase securities while borrowings exceed 5% of the value of the Portfolio's assets. The Portfolios each may purchase securities which are not registered under the 1933 Act but which can be sold to 'qualified institutional buyers' in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Portfolio's Adviser, acting under guidelines approved and monitored by the Board, which has the ultimate responsibility for any determination regarding liquidity, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in each of the Portfolios during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and it is not possible to predict how this market will develop. The Board will carefully monitor any investments by each of the Portfolios in these securities.

     The following are also fundamental policies and cannot be changed without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the 1940 Act. Such a majority is defined as the lesser of (a) 67% or more of the shares of the Portfolio present at a meeting of shareholders of the Trust, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from a Portfolio.


     Under these additional restrictions, each Portfolio cannot: (a) invest in physical commodities or physical commodity contracts or speculate in financial commodity contracts or speculate in financial commodity contracts, but all Portfolios are authorized to purchase and sell financial futures contracts and options on such futures contracts exclusively for hedging and other non-speculative purposes to the extent specified in the Prospectus; (b) invest in real estate or real estate limited partnerships (direct participation programs); however, each Portfolio may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein; (c) underwrite securities of other companies except in so far as the Portfolio may be deemed to be an underwriter under the 1933 Act in disposing of a security; (d) purchase warrants if as a result the Portfolio would then have either more than 5% of its total assets (determined at the time of investment) invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock Exchange; (e) pledge its assets or assign or otherwise encumber its assets in excess of 33 1/3% of its net assets (taken at market value at the time of Pledging) and then only to secure borrowings effected within the limitations set forth in the Prospectus;
(f) issue senior securities as defined in the 1940 Act except insofar as the Portfolio may be deemed to have issued a senior security by reason of:
(i) entering into a repurchase agreement; (ii) borrowing money in accordance with restrictions described above; or (iii) lending Portfolio securities; and
(g) make loans to any person or individual except that Portfolio securities may be loaned by all Portfolios within the limitations set forth in the Prospectus.


     In addition, each Portfolio may not, with respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer.

     The investment restrictions listed above as well as the Portfolio's investment objectives are fundamental policies and, accordingly, may not be changed with respect to any Portfolio without the approval of a majority of the outstanding shares of that Portfolio, as defined in the 1940 Act.

     NON-FUNDAMENTAL POLICIES. The following policies may be changed by the Board of Trustees without shareholder approval. A Portfolio will not invest more than 15% (10% with respect to the U.S. Government Money Market Portfolio) of the value of its net assets in securities that are illiquid, including certain government stripped mortgage related securities, repurchase agreements maturing in more than seven days and that cannot be liquidated prior to maturity and securities that are illiquid by virtue of the absence of a readily available market. Securities that have legal or contractual restrictions on resale but have a readily available market are deemed not illiquid for this purpose. In addition, each portfolio cannot: (a) purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of Portfolio securities) or make short sales of securities except 'against the box' (collateral arrangements in connection with transactions in futures and options are not deemed to be margin transactions); (b) invest for the purpose of exercising control or management of another company.


                       PRINCIPAL HOLDERS OF SECURITIES AND
                        CONTROL PERSONS OF THE PORTFOLIOS


     The following persons owned 5% or more of the outstanding Class B Shares of the Small Capitalization Portfolio as of December 4, 2000: NFSC/FMTC IRA, FBO Gerald D. Arzoumanian, 26 Danielwood Dr., Loudonville, NY 12211-1512 - 11.07%; Stifel Nicolaus & Co. Inc., A/C 8922-8757, Jonathan F. Young IRA, 501 North Broadway St. Louis, MO 63102-2102 - 5.74%; Stifel Nicolaus & Co. Inc., A/C 8925-1605, Marlene G. Young SEP IRA, 501 North Broadway, St. Louis, MO 63102-2102 - 8.62%; First Clearing Corporation, A/C 4952-9223, Midwest Consolidators Intl., TTEE Target Benefit Plan, Haywood, 1001 Labore Industrial Ct., St. Paul, MN 551100-5114 - 5.14%; First Clearing Corporation, A/C
8437-7029, Midwest Consolidators Intl., Target Benefit Plan,1001 Labore Industrial Ct., St. Paul, MN 551100-5114 - 6.00%. The following persons owned 5% or more of the outstanding Class B Shares of the International Equity Portfolio as of December 4, 2000: Stifel Nicolaus & Co. Inc., A/C 8925-1605, Marlene G. Young SEP IRA, 501 North Broadway, St. Louis, MO 63102-2102 - 6.56%; First Clearing Corporation, A/C 4952-9223, Midwest Consolidators Intl., TTEE Target Benefit Plan, Haywood, 1001 Labore Industrial Ct., St. Paul, MN 55110-5114 - 5.05%; First Clearing Corporation, A/C 8437-7029, Midwest Consolidators Intl., Target Benefit Plan, 1001 Labore Industrial Ct., St. Paul, MN 551100-5114 - 5.48%. The following persons owned 5% or more of the outstanding Class B Shares of the Investment Quality Bond Portfolio as of December 4, 2000: State Street Bank & Trust Co., Cust. for the IRA R/O, FBO Janice W Mounteer, PO Box 903, Huntington, UT 84528-0903 - 8.61%; State Street Bank & Trust Co., Cust. for the IRA, FBO Daniel J. Harty, 52 Academy Ave., Atkinson, NH 03811-2205 - 9.42%; Fahnestock & Co. Inc., Custodian FBO Leslie A. Wickham Rlvr. IRA, 706 Georgetown Pkwy., Fenton, MI 48430-3622 - 7.54%; First Clearing Corporation, A/C 3678-3444, Jacqueline A. Goldberg, 1870 Worcester Ave., St. Paul, MN 55116-2627 - 11.05%; First Clearing Corporation, A/C 4952-9223, Midwest Consolidators Intl., TTEE Target Benefit Plan, Haywood, 1001 Labore Industrial Ct., St. Paul, MN 55110-5114 - 32.21%; First Clearing Corporation, A/C 8437-7029, Midwest Consolidators Intl., Target Benefit Plan, 1001 Labore Industrial Ct., St. Paul, MN 551100-5114 - 20.60%. The following persons owned 5% or more of the outstanding Class B Shares of the Municipal Bond Portfolio as of December 4, 2000: Kevin Queen, 1540 Kings Bridge, Grand Blanc, MI 48439-8713 - 15.32%; James
T. Vaughan Trustee, James T. Vaughan Rev. Trust, U/A DTD 9/16/97, 5011 Sandalwood, Grank Blanc, MI 48439-4261 - 30.26%; First Clearing Corporation, A/C 4263-8203, Mark Haywood & Patricia Haywood JT TEN, 4399 Meadowwood Circle,Vadnais Heights, MN 55127-6013 - 52.45%. The following persons owned 5% or more of the outstanding Class B Shares of the U.S. Government Money Market Portfolio as of December 4, 2000: State Street Bank & Trust Co., Cust. for the IRA of Beatrice A. Young, Box 191, Henniker, NH 03242 - 5.30%; State Street Bank & Trust Co., Cust. for the IRA R/O, FBO Janice W. Mounteer, PO Box 903, Huntington, UT 84528-0903 - 7.81%; State Street Bank & Trust Co., Cust. for the IRA, FBO Daniel J. Harty, 52 Academy Ave., Atkinson, NH 03811-2205 - 9.20%; First Clearing Corporation, A/C 3678-3444,Jacqueline A. Goldberg, 1870 Worcester Ave., St. Paul, MN 55116-2627 - 10.84%; First Clearing Corporation, A/C 4263-8203, Mark Haywood & Patricia Haywood JT TEN, 4399 Meadowood Circle, Vadnais Heights, MN 55127-6013 - 7.22%; First Clearing Corporation, A/C 4952-9223, Midwest Consolidators Intl., TTEE Target Benefit Plan, Haywood, 1001 Labore Industrial Ct., St. Paul, MN 555110-5114 - 31.66%; First Clearing Corporation, A/C 8437-7029, Midwest Consolidators Intl., Target Benefit Plan, 1001 Labore Industrial Ct., St. Paul, MN 551100-5114 - 12.84%. The following persons owned 5% or more of the outstanding Class C Shares of the Large Capitalization Value Portfolio as of December 4, 2000: State Street Bank & Trust Co., Cust for the IRA of FBO Herbert L. Collier, 8201 E. Kalil Dr., Scottsdale, AZ 85260-5736 - 6.34%; CIBC World Markets Corp., FBO 028-15798-13, PO Box 3484,
Church Street Station, New York, NY 10008-3484 - 5.20%; The following person owned 5% or more of the outstanding Class C Shares of the Large Capitalization Growth Portfolio as of December 4, 2000: State Street Bank & Trust Co., Cust. for the IRA of FBO Herbert L. Collier, 8201 E. Kalil Dr., Scottsdale, AZ 85260-5736 - 8.45%. The following persons owned 5% or more of the outstanding Class C Shares of the Small Capitalization Portfolio as of December 4, 2000:
State Street Bank & Trust Co., Cust. for the IRA of FBO Herbert L. Collier, 8201
E. Kalil Dr., Scottsdale, AZ 85260-5736 - 14.17%; Herbert L. Collier TTEE, Sharon L. Collier TTEE, Herbert L. & Sharon L. Collier JT TR, U/A DTD 6/27/2000, 8201 E. Kalil Dr., Scottsdale, AZ 85260-5736 - 7.01%; CIBC World Markets Corp., FBO 028-15798-13, PO Box 3484, Church Street Station, New York, NY 10008-3484 - 11.60%; CIBC World Markets Corp., FBO 327-14554-16, PO Box 3484, Church Street Station, New York, NY 10008-3484 - 8.07%. The following persons owned 5% or more of the outstanding Class C Shares of the International Equity Portfolio as of December 4, 2000: CIBC World Markets Corp., FBO 028-15798-13, PO Box 3484, Church Street Station, New York, NY 10008-3484 - 10.04%; CIBC World Markets Corp., FBO 327-14554-16, PO Box 3484, Church Street Station, New York, NY 10008-3484 - 6.98%. The following persons owned 5% or more of the outstanding Class C Shares of the Investment Quality Bond Portfolio as of December 4, 2000:
State Street Bank & Trust Co., Cust. for the IRA of FBO Herbert L. Collier, 8201
E. Kalil Dr., Scottsdale, AZ 85260-5736 - 15.30%; Herbert L. Collier TTEE, Sharon L. Collier TTEE, Herbert L. & Sharon L. Collier JT TR, U/A DTD 6/27/2000, 8201 E. Kalil Dr., Scottsdale, AZ 85260-5736 - 7.59%; Raymond James & Assoc. Inc. CSDN, Lita Mae Godziszewski IRA, 4206 N. Overhill Ave., Norridge, IL 60706-1009 - 9.66%; Anna M. Grubbs, 204 Wiley Road, PO Box 311, Douglas, MI 49406-0311 - 5.36%. The following persons owned 5% or more of the outstanding Class C Shares of the Municipal Bond Portfolio as of December 4, 2000: Gabriel F Garguilo, 963 Elms Common Dr., Apt 305, Rocky Hill, CT 06067-1819 - 12.26%; Concetta Pascale & Marian Bruzzese JTWROS, 723 Patterson Ave., Franklin Sq., NY 11010-4107 - 17.48%; Pauline Frederick, 25-C Esquire Dr., Manchester, CT 06040-1409 - 16.80%; Cynthia Milne, 7 Braeside Cres., Manchester, CT 06040-6954
- 10.72%; Elizabeth G. Engelbrecht, 530 S. Cherry St., Paxton, IL 60957-1602 - 26.34%; Gregory Crays and Pamela Crays, JT TEN WROS, Dad's Money, 170 Wrights Mill Way, Canton, GA 30115-7507 - 9.50%. The following persons owned 5% or more of the outstanding Class C Shares of the U.S. Government Money Market Portfolio as of December 4, 2000: State Street Bank & Trust Co., Cust. for the IRA of FBO Stanley Prowler, 139 E. 63rd St., New York, NY 10021-7408 - 16.33%; Norman J. Dion & Raymond Dion JT TEN, 3 Katie Ln., Enfield, CT 06082-4249 - 6.68%. The following persons owned 5% or more of the outstanding Class I Shares of the U.S. Government Money Market Portfolio as of December 4, 2000: Mellon Bank (DE) NA Enhanced Cash Fund Mellon Bank, 135 Santilli Hwy., Everett, MA 02149-1906 - 14.61%. The following persons owned 5% or more of the outstanding Class I Shares of the Small Capitalization Portfolio as of December 4, 2000: Northern Trust Co. As Cust. FBO American Medical Association Pension PL., PO Box 92956, Chicago IL, 60675-2956 - 27.70%.

                              TRUSTEES AND OFFICERS


     The trustees and officers of the Trust, and their principal occupations during the past five years, are set forth below. Trustees who are 'interested persons,' as defined in the 1940 Act, are denoted by an asterisk. As of December 6, 2000, the trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Portfolio.

Bruce E. Ventimiglia,
President, CEO, and Chairman of the Board of Trustees*
1501 Franklin Avenue
Mineola, NY 11501
Age 45

     Chairman, President and Chief Executive Officer of Saratoga Capital Management; prior thereto, Senior Vice President of Oppenheimer Capital and OpCap Advisers; Senior Vice President of Prudential Securities, Inc.

Patrick H. McCollough, Trustee
One Michigan Avenue Building
120 North Washington Square
Lansing, Michigan 48933
Age 58

     Partner with the law firm of Cawthorne, McCollough & Cavanagh since 1987; Michigan State Senator from 1971 to 1978 and 1982 to 1986.

Udo W. Koopmann, Trustee
11500 Governor's Drive
Chapel Hill, NC  27514
Age 58

     President, the CapCo Group, LLC; prior thereto, Chief Financial and Administrative Executive of the North American subsidiary of Klockner and Company AG, a multi-national company; member of National Committee of Steel Service Centre Institute.

Floyd E. Seal, Trustee
7565 Industrial Court
Alpharetta, GA  30004
Age 50

     Chief Executive Officer and 50% owner of TARAHILL, INC., d.b.a. Pet Goods Manufacturing & Imports, Alpharetta, GA; Partner of S&W Management, Gwinnet, GA.

Stephen Ventimiglia, Vice President and Secretary*
1501 Franklin Avenue
Mineola, NY  11501
Age 44

     Vice Chairman and Chief Investment Officer of Saratoga Capital Management; prior thereto, he was First Vice President and Senior Portfolio Manager of Prudential Securities, Inc.

William P. Marra, Treasurer
1501 Franklin Avenue
Mineola, NY 11501
Age 49

     Chief Financial Officer of Saratoga Capital Management since 1997; prior thereto, he was an Account Representative at MetLife, 1995-1997; various positions held at Prudential Securities from 1978-1994.


* Bruce Ventimiglia and Stephen Ventimiglia are brothers.


     REMUNERATION OF OFFICERS AND TRUSTEES. All of the above officers of the Trust are officers of Saratoga Capital Management and all officers of the Trust receive no salary or fee from the Trust. Until a Portfolio has net assets of $25 million, no trustees' fees will be paid by that Portfolio. When a Portfolio has net assets of at least $25 million but not more than $50 million, the Trustees, other than Mr. Ventimiglia, will be paid an annual fee of $3,500 plus $500 for each trustees' meeting attended and $100 for each committee meeting attended. The following table sets forth the aggregate compensation paid by the Trust to each of the Trustees for the year ended August 31, 2000.

                         Aggregate Compensation
Name of Trustee              From the Trust

Bruce Ventimiglia                   $0
Patrick McCollough             $24,075
Udo Koopmann                   $18,575
Floyd Seal                     $24,075



                          MANAGEMENT AND OTHER SERVICES

     The manager of the Trust is Saratoga Capital Management ("Saratoga" or the "Manager"), 1501 Franklin Avenue, Mineola, New York 11501. Pursuant to the Management Agreement with the Trust (the "Management Agreement"), Saratoga, subject to the supervision of the Trustees and in conformity with the stated policies of the Trust, manages the operations of the Trust and reviews the performance of the Advisers, and makes recommendations to the Trustees with respect to the retention and renewal of contracts.

     The following table sets forth the annual management fee rates payable by each Portfolio to Saratoga pursuant to the Management Agreement, expressed as a percentage of the Portfolio's average daily net assets:

                                                                   Total
                                                                Management
                        Portfolio                                   Fee

Large Capitalization Growth Portfolio                              0.65%
Large Capitalization Value Portfolio                               0.65%
Small Capitalization Portfolio                                     0.65%
International Equity Portfolio                                     0.75%
Investment Quality Bond Portfolio                                  0.55%
Municipal Bond Portfolio                                           0.55%
U.S. Government Money Market Portfolio                            0.475%


     The fee is computed daily and payable monthly. Currently, the Manager is voluntarily limiting expenses of the Portfolios as follows: for Class I Shares -- 1.125% with respect to U.S. Government Money Market Portfolio, 1.20% with respect to Investment Quality Bond Portfolio, 1.20% with respect to Municipal Bond Portfolio, 1.30% with respect to Large Capitalization Value Portfolio, 1.30% with respect to Large Capitalization Growth Portfolio, 1.30% with respect to Small Capitalization Portfolio and 1.40% with respect to International Equity Portfolio; for each of Class B and Class C Shares -- 2.125% with respect to U.S. Government Money Market Portfolio, 2.20% with respect to Investment Quality Bond Portfolio, 2.20% with respect to Municipal Bond Portfolio, 2.30% with respect to Large Capitalization Value Portfolio, 2.30% with respect to Large Capitalization Growth Portfolio, 2.30% with respect to Small Capitalization Portfolio and 2.40% with respect to International Equity Portfolio. For the year ended August 31, 1998, the Manager voluntarily waived all of its management fees in the amount of $46,053 and assumed $32,002 in other operating expenses for Municipal Bond. The Manager also voluntarily waived $33,711; $7,982; $52,919; $43,500; $21,840 and
$53,369 in management fees for Large Capitalization Value, Large Capitalization Growth, Small Capitalization, International Equity, Investment Quality Bond and U.S. Government Money Market Portfolios respectively, for the year ended August 31, 1998. For the year ended August 31, 1999, the Manager voluntarily waived all of its management fees in the amount of $60,077 and assumed $3,027 in other operating expenses for Municipal Bond Portfolio. The Manager also voluntarily waived $17,055; $32,279; $9,858; $2,113 and $8,784 in management fees for Large
Capitalization Value, Small Capitalization, International Equity, Investment Quality Bond and U.S. Government Money Market Portfolios respectively, for the year ended August 31, 1999. The Manager did not waive any fees for Large Capitalization Growth Portfolio. For the year ended August 31, 2000, the Manager voluntarily waived $10,487, $11,138 and $58,261 in management fees for Large Capitalization Growth, Small Capitalization, and Municipal Bond Portfolios, respectively.


     Expenses not expressly assumed by Saratoga under the Management Agreement or by Funds Distributor, Inc. under the Administration Agreement are paid by the Trust. Expenses incurred by a Portfolio are allocated among the various Classes of shares pro rata based on the net assets of the Portfolio attributable to each Class, except that 12b-1 fees relating to a particular Class are allocated directly to that Class. In addition, other expenses associated with a particular Class, except advisory or custodial fees, may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class, and the direct allocation to that Class is approved by the Trust's Board of Trustees. The fees payable to each Adviser pursuant to the Investment Advisory Agreements between each Adviser and Saratoga with respect to the Portfolios are paid by Saratoga. Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses among others: (a) the fees payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated persons of the Manager or the Trust's Advisers, (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of maintaining certain required records of the Trust and of pricing the Trust's shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust,
(e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees' meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Manager or Advisers) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.



     The Management Agreement provides that Saratoga will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement will continue in effect for a period of more than one year from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the 1940 Act. The Management Agreement was last approved by the Trustees of the Trust including all of the Trustees who are not parties to the contract or interested persons of any such party as defined in the 1940 Act on April 10, 2000, for a period of one year effective as of April 14, 2000.





     CODE OF ETHICS. The Portfolios, the Manager, the Advisers and Funds Distributor, Inc. have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act with respect to their personnel with access to information about the purchase or sale of securities by the Portfolios. These codes are designed to protect the interests of the Portfolios' shareholders. While these codes contain provisions reasonably necessary to prevent personnel subject to the codes from engaging in unlawful conduct and require compliance review of securities transactions, they do not prohibit such personnel from investing in securities, including securities that may be purchased or held by the Portfolios so long as such investments are made pursuant to the code's requirements.

     ADMINISTRATION AGREEMENT. Funds Distributor, Inc. acts as the Trust's Administrator pursuant to an Administration Agreement which was approved by the Trust's trustees on September 1, 1999. The Administration Agreement will remain in effect for three years from the date of its effectiveness, September 21, 1999, and may be continued annually thereafter if approved in accordance with requirements of the 1940 Act. Prior to the Administration Agreement currently in effect, Unified Fund Services, Inc. served as the Trust's Administrator. For the year ended August 31, 1998, each Portfolio accrued the following amounts in administrative fees: U.S. Government Money Market, $35,159; Investment Quality Bond, $31,607; Municipal Bond, $9,425; Large Capitalization Value, $43,563; Large Capitalization Growth, $70,934; Small Capitalization, $38,677; and International Equity, $16,802. For the year ended August 31, 1999, each Portfolio accrued the following amounts in administrative fees: U.S. Government Money Market, $30,261; Investment Quality Bond, $30,006; Municipal Bond, $9,230; Large Capitalization Value, $43,226; Large Capitalization Growth, $72,939; Small Capitalization, $22,662; and International Equity, $17,017. For the year ended August 31, 2000, each Portfolio accrued the following amounts in administrative fees: U.S. Government Money Market, $36,600; Investment Quality Bond, $29,280; Municipal Bond, $9,150; Large Capitalization Value, $51,240; Large Capitalization Growth, $80,520; Small Capitalization, $25,620; and International Equity, $18,300.


                          INVESTMENT ADVISORY SERVICES

     Subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Adviser manages the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objectives and policies, makes investment decisions for the Portfolio and places orders to purchase and sell securities on behalf of the Portfolio.


     The Advisory Agreements for the Portfolios were last approved by the Trustees, including a majority of the Trustees who are not parties to such contract or interested persons of any such parties, on April 10, 2000, for a period of one year effective as of April 14, 2000.


     Each Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement may be terminated by the Trust, Saratoga, or by vote of a majority of the outstanding voting securities of the Trust, upon written notice to the Adviser, or by the Adviser upon at least 100 days' written notice. Each Advisory Agreement provides that it will continue in effect for a period of more than one year from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

     Subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Adviser's responsibilities are limited to managing the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objective and policies, making investment decisions for the Portfolio and placing orders to purchase and sell securities on behalf of the Portfolio.

     PLAN OF DISTRIBUTION. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Class, other than Class I, pays the Distributor or other entities compensation accrued daily and payable monthly at the annual rate of 1.0% of average daily net assets of Class B and Class C, respectively. The Distributor or other entities also receive the proceeds and contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.

     The Distributor has informed the Trust that a portion of the fees payable each year pursuant to the Plan equal to 0.25% of such Class's average daily net assets are currently each characterized as a 'service fee' under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The 'service fee' is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class is characterized as an 'asset-based sales charge' as defined in the aforementioned Rules of the Association.


     The Plan was adopted by a majority vote of the Board of Trustees, including all of the Trustees of the Trust who are not 'interested persons' of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on the Plan, on October 9, 1998 and was last approved on April 10, 2000, effective as of April 26, 2000.


     Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts extended by the Distributor or other entities under the Plan and the purpose for which such expenditures were made.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Class or Classes of the Trust, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Trust (as defined in the 1940 Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

     At any given time, the expenses in distributing shares of each Portfolio may be in excess of the total of (i) the payments made by the Portfolio pursuant to the Plan, and (ii) the proceeds of CDSCs paid by investors upon the redemption of shares. For example, if $1 million in expenses in distributing shares of a Portfolio had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. Because there is not a requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, such excess amount does not constitute a liability of the Portfolio. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs. If expenses in distributing shares are less than payments made for distributing shares, the Distributor or other entities will retain the full amount of the payments.

     PORTFOLIO TRANSACTIONS. Each Adviser is responsible for decisions to buy and sell securities, futures contracts and options thereon, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. As most, if not all, purchases made by the Income Portfolios are principal transactions at net prices, those made by the Income Portfolios are principal transactions at net prices, those Portfolios pay no brokerage commissions; however, prices of debt obligations reflect mark-ups and mark-downs which constitute compensation to the executing dealer. Each Portfolio will pay brokerage commissions on transactions in listed options and equity securities. Prices of portfolio securities purchased from underwriters of new issues include a commission or concession paid by the issuer to the underwriter, and prices of debt securities purchased from dealers include a spread between the bid and asked prices. Each Adviser seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers during the course of an underwriting in return for their brokerage and research services, which are intangible and on which no dollar value can be placed. There is no formula for such allocation. The research information may or may not be useful to one or more of the Portfolios and/or other accounts of the Advisers; information received in connection with directed orders of other accounts managed by the Advisers or its affiliates may or may not be useful to one or more of the Portfolios. Such information may be in written or oral form and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Advisers, to make available additional views for consideration and comparison, and to enable the Advisers to obtain market information for the valuation of securities held in a Portfolio's assets.

     Sales of shares of each Portfolio, subject to applicable rules covering the Distributor's activities in this area, will also be considered as a factor in the direction of portfolio transactions to dealers, but only in conformity with the price, execution and other considerations and practices discussed above. A Portfolio will not purchase any securities from or sell any securities to a broker that is affiliated with any of the Advisers (an "affiliated broker") that is acting as principal for its own account. Each of the Advisers currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of each Adviser to cause purchase or sale transactions to be allocated among the Portfolios and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolios and other client accounts, the main factors considered are the respective investment objectives, the relative size of Portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios of each Portfolio and other client accounts. When orders to purchase or sell the same security on identical terms are placed by more than one of the Portfolios and/or other advisory accounts managed by an Adviser or its affiliates, the transactions are generally executed as received, although a Portfolio or advisory account that does not direct trades to a specific broker ("free trades") usually will have its order executed first. Purchases are combined where possible for the purpose of negotiating brokerage commissions, which in some cases might have a detrimental effect on the price or volume of the security in a particular transaction as far as the Portfolio is concerned. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Portfolio are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price.

     Subject to the above considerations, an affiliated broker may act as a securities broker or futures commission merchant for the Trust. In order for an affiliate of an Adviser or Saratoga to effect any Portfolio transactions for the Trust, the commissions, fees or other remuneration received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow an affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not 'interested' persons, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.


     The following tables present information as to the allocation of brokerage commissions by the Portfolios of the Trust for the year ended August 31, 2000, to Hoenig & Co, Inc. ("Hoenig"), which is an affiliated person of Axe-Houghton Associates, Inc., and was considered an affiliated broker of the Trust during that time period, and information as to the allocation of brokerage commissions by the Portfolios for the years ended August 31, 1998 and August 31, 1999 to Oppenheimer & Co., Inc. ("OpCap"), which was an affiliated person of OpCap Advisers, and was considered an affiliated broker of the Trust during those time periods.


                                                Commissions Paid         % of total           % of Total Dollar
       Portfolio               Period              To Hoenig*         Commissions Paid     Amount of Transactions

  Large Capitalization       Year Ended
         Value                 8/31/00                $700                  0.01%                    0%





     * Transactions with Hoenig & Co, Inc. were on an agency basis since principal transactions between the Portfolio and an affiliated broker are restricted by the 1940 Act.




                                             Commissions Paid          % of Total            % of Total Dollar
        Portfolio              Period             to OpCo           Commissions Paid      Amount of Transactions


  Large Capitalization       Year ended           $1,045                  2.2%                     2.2%
          Value               8/31/98


                             Year ended           $1,210                  1.1%                     0.1%
                              8/31/99



                        DETERMINATION OF NET ASSET VALUE

     The net asset value per share for each class of shares of each Portfolio is determined each day the New York Stock Exchange (the "Exchange") is open, as of the close of the regular trading session of the Exchange that day (currently 4:00 p.m. Eastern Time), by dividing the value of a Portfolio's net assets by the number of its shares outstanding.

     The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. It may also close on other days.

     Securities listed on a national securities exchange or designated national market system securities are valued at the last reported sale price on that day, or, if there has been no sale on such day or on the previous day on which the Exchange was open (if a week has not elapsed between such days), then the value of such security is taken to be the reported bid price at the time as of which the value is being ascertained. Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. The value of a foreign security is determined in its national currency and that value is then converted into its US dollar equivalent at the foreign exchange rate in effect on the date of valuation.

     The Trust's Board of Trustees has approved the use of nationally recognized bond pricing services for the valuation of each Portfolio's debt securities. The services selected create and maintain price matrices of U.S. Government and other securities from which individual holdings are valued shortly after the close of business each trading day. Debt securities not covered by the pricing services are valued upon bid prices obtained from dealers who maintain an active market therein or, if no readily available market quotations are available from dealers, such securities (including restricted securities and OTC options) are valued at fair value under the Board's procedures. Short-term (having a maturity of 60 days or less) debt securities are valued at amortized cost.

     Puts and calls are valued at the last sales price therefor, or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Portfolio writes a call, an amount equal to the premium received is included in the Portfolio Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the call. If a call written by a Portfolio is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Portfolio expires on its stipulated expiration date or if a Portfolio enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Portfolio is exercised by it, the amount the Portfolio receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Portfolio.

     The U.S. Government Money Market Portfolio utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the shares of the Portfolio. The Portfolio utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods, the yield to investors in the Portfolio may differ somewhat from that obtained in a similar company which uses mark to market values from all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less
(more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

     The Portfolio's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the 1940 Act (the "Rule"), and is conditioned on its compliance with various conditions including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolios investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, the Trustees' considerations made pursuant to them and any actions taken upon such considerations; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses or as provided by the Agreement and Declaration of Trust, reducing the number of the outstanding shares of the Portfolio to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders). Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Portfolio's capital the necessary shares that represent the amount of excess upon such determination. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investment in the Portfolio.

     The Rule further requires that the Portfolio limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities (as defined below). The Rule also requires the Portfolio to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with remaining maturity of more than thirteen months. Should the disposition of a Portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Portfolio would be required to invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

     Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Portfolio's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

     A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of thirteen months or less; (b) (i) is rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined by the Board to be of comparable quality to any such rated security.

     As permitted by the Rule, the Trustees have delegated to the Portfolio's Adviser, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

     If the Trustees determine that it is no longer in the best interests of the Portfolio and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such change.

     The Portfolio will manage its portfolio in an effort to maintain a constant $1.00 per share price, but it cannot assure that the value of its shares will never deviate from this price. Since dividends from net investment income are declared and reinvested on a daily basis, the net asset value per share, under ordinary circumstances, is likely to remain constant. Otherwise, realized and unrealized gains and losses will not be distributed on a daily basis but will be reflected in the Portfolio's net asset value. The amounts of such gains and losses will be considered by the Trustees in determining the action to be taken to maintain the Trust's $1.00 per share net asset value. Such action may include distribution at any time of part or all of the then accumulated undistributed net realized capital gains, or reduction or elimination of daily dividends by an amount equal to part or all of the then accumulated net realized capital losses. However, if realized losses should exceed the sum of net investment income plus realized gains on any day, the net asset value per share on that day might decline below $1.00 per share. In such circumstances, the Trust may eliminate the payment of daily dividends for a period of time in an effort to restore the Trust's $1.00 per share net asset value. A decline in prices of securities could result in significant unrealized depreciation on a mark-to-market basis. Under these circumstances the Portfolio may reduce or eliminate the payment of dividends and utilize a net asset value per share as determined by using available market quotations or reduce the number of its shares outstanding.

                  PORTFOLIO YIELD AND TOTAL RETURN INFORMATION

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

     CURRENT YIELD AND EFFECTIVE YIELD. The Trust may from time to time advertise the current yield and effective annual yield of the U.S. Government Money Market Portfolio calculated over a 7-day period. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the share but excluding any capital changes. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Portfolio, and its operating expenses. The Portfolio may also prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized 7-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

               Effective Yield = [(base period return +1)365/7] -1

OTHER PORTFOLIOS

     YIELDS. Yield information may be useful to investors in reviewing a Portfolio's performance. However, a number of factors should be considered before using yield information as a basis for comparison with other investments. An investment in any of the Portfolios of the Trust is not insured; yield is not guaranteed and normally will fluctuate on a daily basis. The yield for any given past period is not an indication or representation of future yields or rates of return. Yield is affected by Portfolio quality, Portfolio maturity, type of instruments held and operating expenses. When comparing a Portfolio's yield with that of other investments, investors should understand that certain other investment alternatives such as money-market instruments or bank accounts provide fixed yield and also that bank accounts may be insured.

     The Trust may from time to time advertise the yield of a Portfolio as calculated over a 30-day period. This yield will be computed by dividing the Trust's net investment income per share earned during this 30-day period by the maximum offering price per share on the last day of this period. The average number of shares used in determining the net investment income per share will be the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. In accordance with regulations of the Securities and Exchange Commission, income will be computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all expenses incurred during the period, which include management and distribution fees. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described in the Prospectus. Yield is calculated according to the following formula:

                   ------------------------------------------

                             YIELD = 2[(x + 1)6 - 1]
                                     ---------------
                                           cd

                   ------------------------------------------
Where:

     x = daily net investment income, based upon the subtraction of daily accrued expenses from daily accrued income of the Portfolio. Income is accrued daily for each day of the indicated period based upon yield-to-maturity of each obligation held in the Portfolio as of the day before the beginning of any thirty-day period or as of contractual settlement date for securities acquired during the period. Mortgage and other receivables-backed securities calculate income using coupon rate and outstanding principal amount.

     c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

     d = the maximum offering price per share on the last day of the period.

     Yield does not reflect capital gains or losses, non-recurring or irregular income. Gain or loss attributable to actual monthly paydowns on mortgage or other receivables-backed obligations purchased at a discount or premium is reflected as an increase or decrease in interest income during the period.

     TAX EQUIVALENT YIELD is computed by dividing that portion of the current yield (computed as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax exempt.

                                               E
                    TAX EQUIVALENT YIELD =  ------- + t
                                              1-P
Where: E = tax exempt yield
       P = stated income tax rate
       t = taxable yield

     The Municipal Bond Portfolio may advertise tax-equivalent yields at varying assumed tax rates.

AVERAGE ANNUAL TOTAL RETURN

     The Trust may from time to time advertise the average annual total return of a Portfolio. These figures are computed separately for Class I, Class B and Class C shares. Average annual total return is computed by finding the average annual computed rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                  P (1+t)n = ERV

Where:         P =      a hypothetical initial investment of $1,000
               t =     average annual total return
               n =      number of years
             ERV =       ending redeemable value of P at the end of each period

     Total return information may be useful to investors in reviewing a Portfolio's performance. However, certain factors should be considered before using this information as a basis for comparison with alternate investments. No adjustment is made for taxes payable on distributions. The total return for any given past period is not an indication or representation by the Portfolio of future rates of return on its shares.

     Total returns quoted in advertising reflect all aspects of a Portfolio's return including the effect of reinvesting dividends and capital gain distributions, and any change in a Portfolio's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual return that would equal 100% growth on a compounded basis in ten years.

AGGREGATE TOTAL RETURN

     The Trust may from time to time advertise the aggregate total return of a Portfolio. A Portfolio's aggregate total return figures represent the cumulative change in the value of an investment in the Portfolio for the specified period and are computed by the following formula:

                                   ERV - P
                                   -------
                                      P

Where:   P = a hypothetical initial payment of $1000.

ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5 or 10 year period (or fractional portion thereof).

     Unaveraged or cumulative total returns reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.


     The average annual total return for Class I on an investment made in Class I Shares of the Portfolios for the one- and five-year periods ended August 31, 2000 and for the period of inception (September 2, 1994) through August 31, 2000 are as follows:

 ..................................... ............................. ........................... ............................
                                                                       Average Annual Total        Average Annual Total
                                          Average Annual Total       Return for the five-year      Return for period of
                                       Return for the year ended           period ended              inception through
         Name of Portfolio                  August 31, 2000              August 31, 2000              August 31, 2000
 ..................................... ............................. ........................... ............................
Large Capitalization Value                       -0.49%                       13.65%                      15.26%
 ..................................... ............................. ........................... ............................
Large Capitalization Growth                      31.45%                       24.03%                      24.83%
 ..................................... ............................. ........................... ............................
Small Capitalization                             29.41%                       9.71%                       12.34%
 ..................................... ............................. ........................... ............................
International Equity                             20.72%                       12.21%                       8.83%
 ..................................... ............................. ........................... ............................
Investment Quality Bond                          5.83%                        4.94%                        5.30%
 ..................................... ............................. ........................... ............................
Municipal Bond                                   6.08%                        4.83%                        4.81%
 ..................................... ............................. ........................... ............................



     The average annual total return for Class B on an investment made in Class B Shares of the Portfolios for the one-year period ended August 31, 2000 and for the period of inception (January 4, 1999) through August 31, 2000 are as follows:

 ..................................... .................................. .............................
                                                                             Average Annual Total
                                            Average Annual Total             Return for period of
                                          Return for the year ended           inception through
         Name of Portfolio                     August 31, 2000                 August 31, 2000
 ..................................... .................................. .............................
Large Capitalization Value                         -1.33%                           0.05%
 ..................................... .................................. .............................
Large Capitalization Growth                        30.22%                           23.00%
 ..................................... .................................. .............................
Small Capitalization                               28.17%                           21.47%
 ..................................... .................................. .............................
International Equity                               19.71%                           15.83%
 ..................................... .................................. .............................
Investment Quality Bond                             4.88%                           2.10%
 ..................................... .................................. .............................
Municipal Bond                                      5.14%                           0.56%
 ..................................... .................................. .............................



     The average annual total return for Class C on an investment made in Class C Shares of the Portfolios for the one-year period ended August 31, 2000 and for the period of inception (January 4, 1999) through August 31, 2000 are as follows:

 ..................................... .................................. .............................
                                                                             Average Annual Total
                                            Average Annual Total             Return for period of
                                          Return for the year ended           inception through
         Name of Portfolio                     August 31, 2000                 August 31, 2000
 ..................................... .................................. .............................
Large Capitalization Value                         -1.39%                           0.13%
 ..................................... .................................. .............................
Large Capitalization Growth                        30.30%                           23.13%
 ..................................... .................................. .............................
Small Capitalization                               28.22%                           21.65%
 ..................................... .................................. .............................
International Equity                               19.54%                           15.79%
 ..................................... .................................. .............................
Investment Quality Bond                             4.88%                           2.17%
 ..................................... .................................. .............................
Municipal Bond                                      4.97%                           0.39%
 ..................................... .................................. .............................



                             YIELD FOR 30-DAY PERIOD
                              ENDED AUGUST 31, 2000

Portfolio
Investment Quality Bond Portfolio
         Class I                            6.10%
         Class B                            5.31%
         Class C                            5.30%

Municipal Bond Portfolio
         Class I                            4.47%
         Class B                            3.47%
         Class C                            3.38%


                     TAX EQUIVALENT YIELD FOR 30-DAY PERIOD


                                        At Federal Income      At Federal         At Federal       At Federal Income
                      30 Day Period            Tax          Income Tax Rate    Income Tax Rate            Tax
     Portfolio            Ended            Rate of 28%           of 31%             of 36%            Rate of 39%

Municipal
Bond-Class I             8/31/00              6.21%               6.48%              6.98%               7.33%

Municipal
Bond-Class B             8/31/00              4.82%               5.03%              5.43%               5.69%

Municipal
Bond-Class C             8/31/00              4.70%               4.90%              5.28%               5.54%



                           YIELD FOR SEVEN-DAY PERIOD

 .......................................... ....................... ...................... ..........................
Portfolio                                  Period Ended            Current                Effective
 .......................................... ....................... ...................... ..........................
U.S. Government Money Market
Portfolio-Class I                          August 31, 2000         5.49%                  5.64%
 .......................................... ....................... ...................... ..........................
U.S. Government Money Market
Portfolio-Class B                          August 31, 2000         4.66%                  4.77%
 .......................................... ....................... ...................... ..........................
U.S. Government Money Market
Portfolio-Class C                          August 31, 2000         4.66%                  4.77%
 .......................................... ....................... ...................... ..........................


     From time to time the Portfolios may refer in advertisements to rankings and performance statistics published by (1) recognized mutual fund performance rating services including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc., (2) recognized indexes including but not limited to the Standard & Poor's Composite Stock Price Index, Russell 2000 Index, Dow Jones Industrial Average, Consumer Price Index, EAFE Index, Lehman Brothers Government/Corporate Bond Index, the S&P Barra/Growth Index, the S&P/Barra Value Index, Lehman Municipal Bond Index and (3) Money Magazine and other financial publications including but not limited to magazines, newspapers and newsletters. Performance statistics may include yields, total returns, measures of volatility, standard deviation or other methods of portraying performance based on the method used by the publishers of the information. In addition, comparisons may be made between yields on certificates of deposit and U.S. government securities and corporate bonds, and between value stocks and growth stocks, and may refer to current or historic financial or economic trends or conditions.

     The performance of the Portfolios may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, performance may be compared to mutual fund performance indices prepared by Lipper.

     From time to time, a Portfolio's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Portfolio may quote Morningstar, Inc., in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance.

     Saratoga Capital Management or Funds Distributor, Inc. (the "Distributor") (which replaced Unified Management Corporation as the Trust's distributor effective September 21, 1999) may provide information designed to help individuals understand their investment goals and explore various financial strategies such as general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, and a questionnaire designed to help create a personal financial profile.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

     Saratoga Capital Management or the Distributor may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     In advertising materials, the Distributor may reference or discuss its products and services, which may include: retirement investing; brokerage products and services; the effects of dollar-cost averaging and saving for college; and the risks of market timing. In addition, the Distributor may quote financial or business publications and periodicals, including model Portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

     The Portfolios may present their fund number, Quotron number, CUSIP number, and discuss or quote their current portfolio manager.

     VOLATILITY. The Portfolios may quote various measures of volatility and benchmark correlation in advertising. In addition, the Portfolios may compare these measures to those of other funds. Measures of volatility seek to compare a fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

     Momentum indicators indicate the Portfolios' price movements over specific periods of time. Each point on the momentum indicator represents the Portfolios' percentage change in price movements over that period.

     The Portfolios may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

     The Portfolios may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                           CERTAIN TAX CONSIDERATIONS

     GENERAL. The following discussion is only a summary of certain tax considerations generally affecting the Trust, each Portfolio of the Trust, and shareholders of Portfolios, and is not intended as a substitute for careful tax planning. The discussion does not purport to deal with all of the Federal, state and local tax consequences applicable to an investment in each Portfolio or to all categories of investors, some of which may be subject to special rules. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

     Each Portfolio generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax (or, in the case of ordinary dividends of the Municipal Bond Portfolio, may be 'exempt-interest dividends generally exempt from Federal income tax). The tax treatment of the investment activities of each Portfolio will affect the amount and timing and character of the distributions made by such Portfolio. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

     INVESTMENT COMPANY TAXATION. Each Portfolio intends to remain qualified as a 'regulated investment company' under Subchapter M of the Internal Revenue Code of 1986. As such, a Portfolio will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

     Each Portfolio in the Trust generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. Each Portfolio also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. If a Portfolio retains all or part of any net long-term capital gains in any year for reinvestment, the Portfolio will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by a Portfolio will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

     As a general rule, a Portfolio's transactions in futures contracts and options will increase or decrease the amount of long-term and short-term capital gains or losses realized by the Portfolio and, accordingly, will affect the amount of capital gains distributed to the Portfolio's shareholders. Gains or losses on a Portfolio's transactions in regulated futures contracts, options on broad-based stock indices, options on stock index futures, certain other futures contracts and options thereon generally are treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. When a Portfolio engages in options and futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Fund. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Portfolio.

     A Portfolio's foreign currency gains or losses from forward contracts, futures contracts that are not 'regulated futures contracts', and unlisted options, and certain other foreign currency gains or losses derived with respect to fixed-income securities, are treated as ordinary income or loss. In general, such foreign currency gains or losses will increase or decrease the amount of the Portfolio's income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if such foreign currency losses exceed other ordinary income during a taxable year, a Portfolio would not be able to make ordinary income distributions for the year.

     Under certain tax rules, a Portfolio may be required to include an amount in income with respect to a security even though the Portfolio does not receive payments in cash attributable to such income in respect of the security during the year. For example, a Portfolio may be required to accrue a portion of any discount at which it purchases a debt security as income in each year. In addition, if the Portfolio invests in an equity security of a non-U.S. corporation classified as a 'passive foreign investment company' for U.S. tax purposes, the application of certain technical tax provisions applying to investments in such companies may result in the Portfolio being required to accrue income in respect of the security without any receipt of cash attributable to such income. To the extent that a Portfolio invests in any securities producing such 'phantom income', the Portfolio will nonetheless be required to make income distributions of such phantom income in order to avoid taxation of such income at the Portfolio level. Such distributions will be required to be made from available cash of the Portfolio or by liquidation or Portfolio securities if necessary. If a distribution of cash necessitates the liquidation of Portfolio securities, the Portfolio may realize a gain or loss from such sales. Any net capital gains realized from such transactions may result in larger capital gain distributions (if any) to shareholders than they would have received in the absence of such transactions.

THE MUNICIPAL BOND PORTFOLIO

     Because the Municipal Bond Portfolio will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Bond Portfolio is not deductible for Federal income tax purposes. If a shareholder of the Municipal Bond Portfolio receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share may, to the extent of such exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by the Municipal Bond Portfolio which represents income derived from private activity bonds held by the Portfolio may not retain its tax-exempt status in the hands of a shareholder who is a 'substantial user' of a facility financed by such bonds, or a 'related person' thereof. Moreover, as noted in the Prospectus, some of the Municipal Bond Portfolio's dividends may be a specific preference item or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of dividends and distributions from the Municipal Bond Portfolio also may affect a Subchapter S corporate shareholder's Federal 'excess net passive income' tax liability. Shareholders should consult their own tax advisers as to whether they are
(a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a Federal alternative minimum tax, the Federal environmental tax, the Federal branch profits tax or the Federal excess net passive income tax.

     Each shareholder of the Municipal Bond Portfolio will receive after the close of the calendar year an annual statement as to the Federal income tax status of his or her dividends and distributions from the Portfolio for the prior calendar year. These statements also will designate the amount of exempt-interest dividends that is a specified preference in term for purposes of the Federal individual and corporate alternative minimum taxes. Each shareholder of the Municipal Bond Portfolio will also receive a report of the percentage and source on a state-by-state basis of interest income on municipal obligations received by the Portfolio during the preceding year. Shareholders should consult their tax advisers as to any other state and local taxes that may apply to these dividends and distributions. In the event that the Municipal Bond Portfolio derives taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its actual taxable net investment income bears to its total taxable net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Municipal Bond Portfolio could be affected. In that event the Board of Trustees of the Trust would reevaluate the investment objections and policies of the Municipal Bond Portfolio.

     Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt interest income derived from obligations of issuers located in the state in which they reside when these distributions are received directly from these issuers, but are usually subject to such taxes on income derived from obligations of issuers located in other jurisdictions. The discussion does not purport to deal with all of the Federal, state and local tax consequences applicable to an investment in the Municipal Bond Portfolio, or to all categories of investors, some of which may be subject to special rules. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

ALL PORTFOLIOS

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from any Portfolio in the Trust (other than 'exempt-interest dividends' received from the Municipal Bond Portfolio). Any dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.

     Any net long-term capital gains realized by a Portfolio will be distributed annually as described in the Prospectus. Such distributions ('capital gain dividends') will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the Portfolio and regardless of whether the distribution is received in additional shares or in cash. Such distributions will be designated as capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss (to the extent not disallowed pursuant to the other six-month rule described above relating to exempt-interest dividends) on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend. Short-term capital gains will be distributed annually as ordinary income as required by the Internal Revenue Code.


     At August 31, 2000, the following Portfolios had, for Federal income tax purposes, unused capital loss carryforwards available to offset future capital gains through the following fiscal years ended August 31:



Name of Portfolio                                   Total     2005    2006     2007       2008

U.S. Government Money Market                       $2,533     $32     $187    $2,090      $224
Municipal Bond                                     $61,929     $0      $0       $0      $61,929
Investment Quality Bond                            $57,972     $0      $0       $0      $57,972



     Any dividend or capital gains distribution received by a shareholder from any regulated investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would represent economically in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Portfolio shares immediately prior to a distribution record date.


     Subject to certain exceptions, a domestic corporate shareholder may be eligible for a 70% dividends received deduction to the extent that each Portfolio earns and distributes qualifying dividends from its investments. Distributions of net capital gains by a Portfolio will not be eligible for the dividends received deduction.

     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Portfolio.

     REDEMPTIONS AND EXCHANGES. In general, a sale of shares results in capital gain or loss and, for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Portfolio shares is normally treated as a sale for tax purposes. Portfolio shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Under current law, the maximum tax rate on long-term capital gains is 20%. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

     Exchange of a Portfolio's shares for shares of another fund, including shares of other Portfolios in the Saratoga Advantage Trust, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

     If a shareholder realizes a loss on the redemption or exchange of a Portfolio's shares and reinvests in that Portfolio's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the 'wash sale' rules, resulting in a postponement of the recognition of such loss for tax purposes.

     BACKUP WITHHOLDING. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 31% 'backup withholding tax,' with respect to
(a) taxable dividends and distributions, and (b) the proceeds of any redemptions of shares of a Portfolio. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and will be credited against a taxpayer's regular Federal income tax liability.

                             ADDITIONAL INFORMATION

     DESCRIPTION OF THE TRUST. It is not contemplated that regular annual meetings of shareholders will be held. Shareholders of each Portfolio have the right, upon the declaration in writing or vote by two-thirds of the outstanding shares of the Portfolio, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders (for at least six months) of 10% of its outstanding shares. In addition, 10 shareholders holding the lesser of $25,000 or 1% of a Portfolio's outstanding shares may advise the Trustees in writing that they wish to communicate with other shareholders of that Portfolio for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give the applicants access to the Portfolio's shareholder list or mail the applicant's communication to all other shareholders at the applicant's expense.

     When issued, shares of each class are fully paid and have no preemptive, conversion (except Class B Shares) or other subscription rights. Each class of shares represents identical interests in the applicable Portfolio's investment Portfolio. As such, they have the same rights, privileges and preferences, except with respect to: (a) the designation of each class, (b) the effect of the respective sales charges, if any, for each class, (c) the distribution fees borne by each class, (d) the expenses allocable exclusively to each class, (e) voting rights on matters exclusively affecting a single class and (f) the exchange privilege of each class. Upon liquidation of the Trust or any Portfolio, shareholders of each class of shares of a Portfolio are entitled to share pro rata in the net assets of that class available for distribution to shareholders after all debts and expenses have been paid. The shares do not have cumulative voting rights.

     The assets received by the Trust on the sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to each Portfolio, and constitute the assets of such Portfolio. The assets of each Portfolio are required to be segregated on the Trust's books of account. Expenses not otherwise identified with a particular Portfolio will be allocated fairly among two or more Portfolios by the Board of Trustees. The Trust's Board of Trustees has agreed to monitor the Portfolio transactions and management of each of the Portfolios and to consider and resolve any conflict that may arise.

     The Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for each Portfolio's obligations, and provides that each Portfolio shall indemnify any shareholder who is held personally liable for the obligations of that Portfolio. It also provides that each Portfolio shall assume, upon request, the defense of any claim made against any shareholder for any act or obligation of that Portfolio and shall satisfy any judgment thereon.

     POSSIBLE ADDITIONAL PORTFOLIO SERIES. If additional Portfolios are created by the Board of Trustees, shares of each such Portfolio will be entitled to vote as a group only to the extent permitted by the 1940 Act (see below) or as permitted by the Board of Trustees.

     Under Rule 18f-2 of the 1940 Act, any matter required to be submitted to a vote of shareholders of any investment company which has two or more series outstanding is not deemed to have been effectively acted upon unless approved by the holders of a 'majority' (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of trustees or the ratification of the selection of accountants. Approval of an investment management or distribution plan and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio. The Rule contains provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     INDEPENDENT AUDITORS. Ernst & Young, LLP, 787 Seventh Avenue, New York, New York 10019 serves as the independent auditors of the Trust and of each Portfolio. Their services include auditing the annual financial statements and financial highlights of each Portfolio as well as other related services.

     CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT. State Street Bank and Trust Company acts as transfer agent, shareholder servicing agent and custodian of the assets of the Trust.

     DISTRIBUTION OPTIONS. Shareholders may change their distribution options by giving the Transfer Agent three days prior notice in writing.

     TAX INFORMATION. The Federal tax treatment of the Portfolios' dividends and distributions is explained in the Prospectus under the heading 'Dividends,
Distributions and Taxes.' A Portfolio will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of any calendar year substantially all its ordinary income for that year and capital gains for the one year period ending on October 31 of that year.

     RETIREMENT PLANS. The Distributor may print advertisements and brochures concerning retirement plans, lump sum distributions and 401-k plans. These materials may include descriptions of tax rules, strategies for reducing risk and descriptions of 401-k programs. From time to time hypothetical investment programs illustrating various tax-deferred investment strategies will be used in brochures, sales literature, and omitting prospectuses. The following examples illustrate the general approaches that will be followed. These hypotheticals will be modified with different investment amounts, reflecting the amounts that can be invested in different types of retirement programs, different assumed tax rates, and assumed rates of return. They should not be viewed as indicative of past or future performance of any of the Distributor's products.

     REDEMPTION IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of a Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distribution in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

EXAMPLES

Benefits of Long Term Tax-Free Compounding - Single Sum

                      Amount of Contribution:  $100,000
                      Rates of Return

Years
                           8.00%            10.00%            12.00%
                                         Value at end
5                     $   146,933       $   161,051      $   176,234
10                    $   215,892       $   259,374      $   310,585
15                    $   317,217       $   417,725      $   547,357
20                    $   466,096       $   672,750      $   964,629
25                    $   684,848       $ 1,083,471      $ 1,700,006
30                    $ 1,006,266       $ 1,744,940      $ 2,995,992


Benefits of Long Term Tax-Free Compounding - Periodic Investment

                      Amount Invested Annually:  $2,000
                      Rates of Return

Years
                           8.00%            10.00%            12.00%
                                         Value at End
5                         $ 12,672         $ 13,431          $ 14,230
10                        $ 31,291         $ 35,062          $ 39,309
15                        $ 58,649         $ 69,899          $ 83,507
20                        $ 98,846         $126,005          $161,397
25                        $157,909         $216,364          $298,668
30                        $244,692         $361,887          $540,585


Comparison of Taxable and Tax-Free Investing - Periodic Investments (Assumed Tax Rate: 28%)

                            Amount of Annual Contribution (Pre-Tax): $2,000

                                     Tax Deferred Rates of Return
Years
                   8.00%                     10.00%                    12.00%
                                         Value at End
5                $ 12,672                   $ 13,431                  $ 14,230
10               $ 31,291                   $ 35,062                  $ 39,309
15               $ 58,649                   $ 69,899                  $ 83,507
20               $ 98,846                   $126,005                  $161,397
25               $157,909                   $216,364                  $298,668
30               $244,692                   $361,887                  $540,585

                                Annual Contribution (After Tax): $1,440
                                      Fully Taxed Rates of Return

Years
                     5.76%                     7.20%                     8.64%
                                           Value at End
5                   $ 8,544                   $ 8,913                   $ 9,296
10                 $ 19,849                   $ 21,531                  $ 23,364
15                 $ 34,807                   $ 39,394                  $ 44,654
20                 $ 54,598                   $ 64,683                  $ 76,874
25                 $ 80,785                   $100,485                  $125,635
30                 $115,435                   $151,171                  $199,429

Comparison of Tax Deferred Investing -- Deducting Taxes at End
(Assumed Tax Rate at End:  28%)

                                 Amount of Annual Contribution: $2,000
                                     Tax Deferred Rates of Return

Years
                    8.00%                     10.00%                    12.00%
                                          Value at end
5                 $ 11,924                   $ 12,470                  $ 13,046
10                $ 28,130                   $ 30,485                  $ 33,903
15                $ 50,627                   $ 58,728                  $ 68,525
20                $ 82,369                   $101,924                  $127,406
25                $127,694                   $169,782                  $229,041
30                $192,978                   $277,359                  $406,021


                              FINANCIAL STATEMENTS



     The financial statements and independent auditor's report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the year ended August 31, 2000. The Trust will provide the Annual Report without charge upon request by calling the Trust at 1-800-807-FUND (1-800-807-3863).



                              APPENDIX A -- RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.


     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future payments cannot be considered as well assured. Often the protection of interest and principal may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies the numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A are judged to be upper medium grade obligations. Security for principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of other terms of the contract over long periods may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger present with respect to principal or interest.

DESCRIPTION OF S&P CORPORATE BOND RATINGS

     AAA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB AND B. Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS

     AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

     A. Debt rated A is regarded as safe. This rating differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness which, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good but not exceptional and stability of pledged revenues could show some variations because of increased competition or economic influences in revenues.

     BBB. Bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

     BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt, however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

     B. Debt rated B has a greater vulnerability to default bit presently has the capacity to meet interest and principal payments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

     CCC. Debt rated CCC has a current identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

DESCRIPTION OF FITCH'S MUNICIPAL BOND RATINGS

     Debt rated 'AAA', the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     Debt rated 'AA' is regarded as very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

     Debt rated 'A' is of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings.

     Debt rated 'BBB' is of satisfactory credit quality. The obligor's ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment.

     Debt rated 'BB' is considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes, however, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     Debt rated 'B' is considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     Debt rated 'CCC' has certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position within the category.

     DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

     Moody's ratings for state and municipal notes and other short-term loans are designated 'Moody's Investment Grade' ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating designated VMIG may also be assigned on an issue having a demand feature. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term borrowing. Symbols used will be as follows:

     MIG-l/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     DESCRIPTION OF S&PS RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

     Standard & Poor's tax exempt note ratings are generally given to such notes that mature in three years or less. The two higher rating categories are as follows:

     SP-1. Very strong or strong capacity to pay principal and interest. These issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2. Satisfactory capacity to pay principal and interest.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     Commercial paper rated Prime-l by Moody's are judged by Moody's to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well insured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

     Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper rated A by S&P have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.
Issuers rated A are further refined by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Those issuers rated A-1 that are determined by S&P to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     Fitch's commercial paper ratings represent Fitch's assessment of the issuer's ability to meet its obligations in a timely manner. The assessment places emphasis on the existence of liquidity. Ratings range from F-1+ which represents exceptionally strong credit quality to F-4 which represents weak credit quality.

     Duff & Phelps' short-term ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Emphasis is placed on liquidity. Ratings range from Duff 1+ for the highest quality to Duff 5 for the lowest, issuers in default. Issues rated Duff 1+ are regarded as having the highest certainty of timely payment. Issues rated Duff 1 are regarded as having very high certainty of timely payment.



                                     Part C
                                Other Information


Item 23.          Exhibits.

(a)      (1) Agreement and Declaration of Trust.*

         (2) Amendment No. 1 to the Agreement and Declaration of Trust.*

(b)      By-laws of Registrant.*

(c)      Not Applicable.

(d)      (1) Form of Management Agreement.**

         (2)(a) Form of Investment Advisory Agreement between Saratoga Capital Management and Sterling Capital Management Company with respect to the U.S. Government Money Market Portfolio.**

         (2)(b) Amendment to the Investment Advisory Agreement. *****

         (3)(a) Form of Investment Advisory Agreement between Saratoga Capital Management and Fox Asset Management, Inc. with respect to the Investment Quality Bond Portfolio. **

         (3)(b) Amendment to the Investment Advisory Agreement. *****

         (4) Form of Investment Advisory Agreement between Saratoga Capital Management and OpCap Advisors with respect to the Municipal Bond Portfolio. **

         (5) Form of Investment Advisory Agreement between Saratoga Capital Management and OpCap Advisors with respect to the Large Capitalization Value Portfolio. **

         (6) Form of Investment Advisory Agreement between Saratoga Capital Management and Harris Bretall Sullivan & Smith, L.L.C. with respect to the Large Capitalization Growth Portfolio. **

         (7) Form of Investment Advisory Agreement between Saratoga Capital Management and Fox Asset Management, Inc. with respect to the Small Capitalization Portfolio is filed herewith.

         (8) Form of Investment Advisory Agreement between Saratoga Capital Management and Ivory & Sime International, Inc. with respect to the International Equity Portfolio. **

         (9) Form of Sub-Investment Advisory Agreement between Ivory & Sime International, Inc. and Ivory & Sime plc with respect to the International Equity Portfolio. **

(e)      (1) General Distributor's Agreement. *****

         (2)  Soliciting Dealer Agreement. *****

(f)      Not Applicable.

(g)      Custodian Contract.*

(h)      Administration Agreement. *****

(i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable.*

(j)      Consent of Ernst & Young LLP is filed herewith.

(k)      Not Applicable.

(l)      Agreement relating to initial capital.*

(m)      (1) Distribution plan relating to Class B shares. ****

         (2) Distribution plan relating to Class C shares. ****

(n)      Rule 18f-3 Plan. ****

(p)      (1) Code of Ethics of Registrant and Saratoga Capital Management is
             filed herewith.

         (2) Code of Ethics of Sterling Capital Management Company is filed herewith.

         (3) Code of Ethics of Fox Asset Management, Inc. is filed herewith.

         (4) Code of Ethics of OpCap Advisors is filed herewith.

         (5) Code of Ethics of Harris Bretall Sullivan & Smith, L.L.C. is filed herewith.

         (6) Code of Ethics of Ivory & Sime, Inc. is filed herewith.

         (7) Code of Ethics of Funds Distributor, Inc. is filed herewith.

         Other Exhibits:

         Powers of Attorney. ***


* Filed with Post-effective Amendment No. 1 on May 5, 1995 to the Registrant's Registration Statement, and hereby incorporated by reference.

** Filed with Post-effective Amendment No. 4 on March 7, 1997 to the Registrant's Registration Statement, and hereby incorporated by reference.

*** Filed with Post-effective Amendment No. 5 on November 3, 1997 to the Registrant's Registration Statement, and hereby incorporated by reference.

**** Filed with Post-effective Amendment No. 6 on November 3, 1998 to the Registrant's Registration Statement, and hereby incorporated by reference.

***** Filed with Post-effective Amendment No. 8 on December 30, 1999 to the Registrant's Registration Statement, and hereby incorporated by reference.


Item 24. Persons Controlled by or Under Common Control with Registrant.

         No person is presently controlled by or under common control with the Registrant.


Item 25. Indemnification.

         See Article VI of the Registrant's Agreement and Declaration of Trust.

     A determination that a trustee or officer is entitled to indemnification may be made by a reasonable determination, based upon a review of the facts, that the person was not liable by reason of Disabling Conduct (as defined in the Agreement and Declaration of Trust) by (a) a vote of a majority of a quorum of Trustees who are neither interested persons of the Trust (as defined under the Investment Company Act of 1940) nor parties to the proceeding or (b) an independent legal counsel in a written opinion. Expenses including counsel and accountants fees (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) may be advanced pending final disposition of the proceeding provided that the officer or trustee shall have undertaken to repay the amounts to the Trust if it is ultimately determined that indemnification is not authorized under the Agreement and Declaration of Trust and (i) such person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of disinterested Trustees who are not party to the proceeding, or an independent legal counsel in a written opinion, shall have determined based on review of readily available facts that there is reason to believe that the officer or trustee ultimately will be found entitled to indemnification.

Item 26.          Business and Other Connections of Investment Advisers.

     See 'Management of the Trust' in the Prospectus and 'Investment Advisory Services' in the Statement of Additional Information regarding the business of the investment advisers. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the investment advisers, reference is made to the Form ADV of Sterling Capital Management Company, File No. 801-8776, the Form ADV of Fox
Asset Management, Inc., File No. 801-26397, the Form ADV of Ivory & Sime International, Inc., File No. 801-13750, the Form ADV of Harris Bretall Sullivan & Smith, L.L.C. File No. 801-7369 and the Form ADV of OpCap Advisors (formerly Quest for Value Advisors), File No. 801-27180, filed under the Investment Advisers Act of 1940, and Schedules D and F thereto, incorporated herein by reference.

Item 27.          Principal Underwriters.

     (a) Funds Distributor, Inc. ('Funds Distributor') acts as principal underwriter for the following investment companies.

                  American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                  American Century Government Income Trust
                  American Century International Bond Funds
                  American Century Investment Trust
                  American Century Municipal Trust
                  American Century Mutual Funds, Inc.
                  American Century Premium Reserves, Inc.
                  American Century Quantitative Equity Funds
                  American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                  American Century Variable Portfolios, Inc.
                  American Century World Mutual Funds, Inc.
                  The Brinson Funds
                  CDC MPT+ Funds
                  Dresdner RCM Capital Funds, Inc.
                  Dresdner RCM Global Funds, Inc.
                  Dresdner RCM Investment Funds Inc.
                  GMO Trust
                  J. P. Morgan Institutional Funds
                  J.P. Morgan Funds
                  JPM Series Trust
                  JPM Series Trust II
                  LaSalle Partners Funds, Inc.
                  Merrimac Series
                  Monetta Fund, Inc.
                  The Montgomery Funds I
                  The Montgomery Funds II
                  The Munder Framlington Funds Trust
                  The Munder Funds Trust
                  The Munder Funds, Inc.
                  National Investors Cash Management Fund, Inc.
                  Nomura Pacific Basin Fund, Inc.
                  Orbitex Group of Funds
                  The Saratoga Advantage Trust
                  SG Cowen Funds, Inc.
                  SG Cowen Income + Growth Fund, Inc.
                  SG Cowen Standby Reserve Fund, Inc.
                  SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                  SG Cowen Series Funds, Inc.
                  St. Clair Funds, Inc.
                  The Skyline Funds
                  TD Waterhouse Trust
                  TD Waterhouse Family of Funds, Inc.

     Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

                  Position and Offices                                                         Position and Offices
                 With Funds Distributor                                Name                       with Registrant

Director, President and Chief Executive Officer           Marie E. Connolly                            None
Director and Executive Vice President                     George A. Rio                                None
Executive Vice President and Chief Administrative         Gary S. MacDonald                            None
     Officer
Executive Vice President                                  William S. Nichols                           None
Executive Vice President                                  C. Wesley Carr                               None
Executive Vice President, General Counsel, Chief          Margaret W. Chambers                         None
     Compliance Officer, Secretary and Clerk
Senior Vice President and Treasurer                       Joseph F. Tower, III                         None
Senior Vice President and Chief Financial Officer         William J. Stetter                           None
Senior Vice President and Deputy General Counsel          Christopher J. Kelley                 Assistant Secretary
Senior Vice President                                     Mary A. Nelson                        Assistant Treasurer
Senior Vice President                                     Eric A. Liik                                 None
Chairman and Director                                     William J. Nutt                              None

Item 28.          Location of Accounts and Records.

                  State Street Bank and Trust Company
                  One Heritage Drive
                  North Quincy, Mass.  01271

     Will maintain records required by Rule 31a-1(b)(1), (b)(2), (b)(3), (b)(5),
(b)(6), (b)(7) and (b)(8).

                  OpCap Advisors
                  1345 Avenue of the Americas
                  New York, NY 10105

     Will maintain records required by Rule 31a-1(b)(4) and (b)(11) and (b)(9) and (b)(10) with respect to the Municipal Bond and the Large Capitalization Value Portfolio.

     Records required by 31a-1(b)(9) and (b)(10) will be maintained on behalf of the following portfolios by their respective Advisers:

     Investment Quality Bond            Fox Asset Management, Inc.
     Portfolio and Small                44 Sycamore Avenue
     Capitalization Portfolio           Little Silver, NJ  07739

     Large Capitalization               Harris Bretall Sullivan & Smith, L.L.C.
     Growth Portfolio                   One Sansome Street
                                        Suite 3300
                                        San Francisco, CA  94104

     U.S. Government                    Sterling Capital Management Company
     Money Market Portfolio             One First Union Center
                                        301 S. College Street
                                        Suite 3200
                                        Charlotte, NC  28202

     International Equity               Friends Ivory & Sime plc
     Portfolio                          100 Wood Street
                                        London, England EC2V 7AN

Item 29.          Management Services.

         Not Applicable.


Item 30.          Undertakings.

         Not Applicable.






                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mineola, and State of New York, on the 22nd day of December, 2000.

THE SARATOGA ADVANTAGE TRUST

By: /s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia
President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                    Title                             Date

/s/ Bruce E. Ventimiglia     Trustee, Chairman of the Board    December 22, 2000
Bruce E. Ventimiglia         and President
                             (principal executive officer)

/s/ William P. Marra         Treasurer                         December 22, 2000
William P. Marra             (principal financial officer and
                              principal accounting officer)

Patrick H. McCollough*       Trustee                           December 22, 2000

Udo W. Koopmann*             Trustee                           December 22, 2000

Floyd E. Seal*               Trustee                           December 22, 2000




*By:     /s/ Stuart M. Strauss, Esq.
         Stuart M. Strauss
         Attorney-in-Fact pursuant to a power of attorney



                                  EXHIBIT INDEX





Exhibit           Description

     d(7) Form of Investment Advisory Agreement between Saratoga Capital Management and Fox Asset Management, Inc.

     j Consent of Ernst & Young LLP

     p(1) Code of Ethics of Registrant and Saratoga Capital Management

     p(2) Code of Ethics of Sterling Capital Management Company

     p(3) Code of Ethics of Fox Asset Management, Inc.

     p(4) Code of Ethics of OpCap Advisors

     p(5) Code of Ethics of Harris Bretall Sullivan & Smith, L.L.C.

     p(6) Code of Ethics of Friends Ivory & Sime, Inc.

     p(7) Code of Ethics of Funds Distributor, Inc.